MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX           TWO WORLD TRADE CENTER,
FUND                                                    NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS JANUARY 31, 2001

DEAR SHAREHOLDER:

During the six-month period ended January 31, 2001, investors who had grown accustomed to dynamic economic performance were faced with the reality of U.S. growth coming back down to earth. The equity markets' performance reflected this realization as the major equity indexes were brought down by a mix of earnings warnings from high-profile companies and increasingly widespread fears of recession. With the domestic economy slowing, the Federal Reserve Board signaled in December that it had abandoned its bias toward decreasing the inflationary risk, shifting its emphasis to addressing the risk of near-term economic weakness. Amid the poor performance of the market as a whole during the last half of 2000, the sectors that managed to show relatively decent returns were utilities, energy and financials. While new-economy and technology stocks suffered, value stocks prospered, posting calendar-year returns that surpassed those of growth stocks for the first time in seven years. Although weak economic news was abundant this January, investor psychology improved as the market began to anticipate the impact of the Fed's 100-basis-point two-part reduction in interest rates.

PERFORMANCE AND PORTFOLIO

For the six-month period ended January 31, 2001, Morgan Stanley Dean Witter Total Market Index Fund's Class A, B, C and D shares produced total returns of -4.48 percent, -4.86 percent, -4.86 percent and -4.38 percent, respectively. During the same period, the Wilshire 5000 Total Market Index (Wilshire 5000) returned -4.76 percent.* The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

------------------------
*The Wilshire 5000 Total Market Index measures the performance of all U.S. headquartered securities and is a measure of the entire U.S. stock market. Over 7,000 capitalization-weighted securities are included in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 2001, CONTINUED

The Fund seeks to provide investment results that correspond, before expenses, to the total return (i.e., the combination of capital change and income) of the U.S. stock market as measured by the Wilshire 5000. The Fund seeks to achieve this objective by investing in a representative sampling of companies that comprise the index. The Wilshire 5000 is widely considered to provide the best representation of the overall U.S. market. As a result, investors are able to participate in the growth potential of virtually the entire market.

LOOKING AHEAD

With the increased likelihood that the Fed will implement a series of interest-rate cuts resulting in higher levels of liquidity during 2001, we believe the outlook for U.S. equities currently appears favorable. Lower interest rates could potentially fuel higher returns for the more-interest-sensitive large-cap stocks. However, the market's reaction to the Fed's change in bias remains to be seen. While the next several months may prove to be volatile for the equity markets, we believe that, over the long term, these equity markets will once again reward investors.

We appreciate your ongoing support of Morgan Stanley Dean Witter Total Market Index Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FUND PERFORMANCE JANUARY 31, 2001

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 1/31/01                             PERIOD ENDED 1/31/01
   -------------------------                        -------------------------
   1 Year                     (3.55)%(1) (8.61)%(2) 1 Year                     (4.27)%(1)  (9.06)%(2)
   Since Inception (9/28/99)   6.54 %(1) 2.35%(2)   Since Inception (9/28/99)  5.73%(1)    2.80%(2)

                  CLASS C SHARES+                                   CLASS D SHARES++
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 1/31/01                               PERIOD ENDED 1/31/01
   -------------------------                          -------------------------
   1 year                     (4.27)%(1)  (5.23)%(2)  1 year                     (3.28)%(1)
   Since Inception (9/28/99)  5.73%(1)    5.73%(2)    Since Inception (9/28/99)  6.83%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
---------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED)

NUMBER OF
 SHARES                                                                               VALUE
----------------------------------------------------------------------------------------------
           COMMON STOCKS AND WARRANTS (96.9%)
           ADVERTISING/MARKETING SERVICES (0.4%)
   1,226   24/7 Media, Inc.*.....................................................  $     2,069
     737   Ackerley Group, Inc. (The)*...........................................       10,753
   1,549   ACNielsen Corp.*......................................................       56,647
     542   ADVO, Inc.*...........................................................       22,628
   2,350   APAC TeleServices, Inc.*..............................................       10,575
   1,337   Be Free, Inc.*........................................................        4,157
   1,510   Catalina Marketing Corp.*.............................................       49,271
     616   Digital Impact, Inc.*.................................................        2,849
     642   Direct Focus, Inc.*...................................................       20,544
   3,286   DoubleClick Inc.*.....................................................       50,522
   2,173   Dun & Bradstreet Corp.*...............................................       54,542
   1,319   Getty Images, Inc.*...................................................       38,498
      34   Grey Global Group Inc.................................................       21,080
   1,600   HA-LO Industries, Inc.*...............................................        5,360
     722   Harris Interactive Inc................................................        4,197
   1,836   Harte-Hanks Inc.......................................................       40,410
   1,083   infoUSA, Inc.*........................................................        4,197
   8,400   Interpublic Group of Companies, Inc...................................      346,080
   1,774   Key3Media Group.*.....................................................       22,707
   2,181   Lamar Advertising Co.*................................................      103,189
     577   LifeMinders, Inc.*....................................................        1,587
     478   Modem Media. Poppe Tyson, Inc.*.......................................        2,778
     816   Netcentives Inc.*.....................................................        3,162
     378   NetCreations, Inc.*...................................................        2,622
     793   Netratings, Inc.*.....................................................       11,895
   4,848   Omnicom Group, Inc....................................................      442,622
     870   R.H. Donnelley Corp.*.................................................       21,184
   2,494   TMP Worldwide, Inc.*..................................................      156,966
   1,329   True North Communications, Inc........................................       54,263
   1,472   Valassis Communications, Inc.*........................................       49,533
     757   Wink Communications, Inc.*............................................        7,262
   1,706   WorldPages.com, Inc.*.................................................        7,063
                                                                                   -----------
                                                                                     1,631,212
                                                                                   -----------
           AEROSPACE & DEFENSE (0.9%)
     547   AAR Corp..............................................................        8,309
   1,613   Aeroflex Inc.*........................................................       41,938
     371   Alliant Techsystems, Inc.*............................................       25,710
   2,474   BE Aerospace, Inc.*...................................................       47,006
  24,490   Boeing Co.............................................................    1,432,665
     414   Cubic Corp............................................................       10,971
     295   Curtiss-Wright Corp...................................................       14,018
   1,036   ESCO Technologies Inc.*...............................................       21,031
   2,123   Esterline Corp.*......................................................       52,544
   1,227   FLIR Systems, Inc.*...................................................        6,135
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     429   FuelCell Energy, Inc.*................................................  $    30,673
   2,852   GenCorp Inc...........................................................       30,089
   5,392   General Dynamics Corp.................................................      382,724
   2,769   Goodrich (B.F.) Co. (The).............................................       99,684
     581   Integral Systems, Inc.*...............................................        9,369
   2,333   Kaman Corp............................................................       37,620
     884   L-3 Communications Holdings, Inc.*....................................       70,906
   1,224   Litton Industries, Inc.*..............................................       96,794
  11,651   Lockheed Martin Corp..................................................      404,057
   7,756   Loral Space & Communications Ltd.*....................................       45,760
     229   Microvision, Inc.*....................................................        6,183
     327   Moog Inc. (Class A)*..................................................        9,892
     833   Newport News Shipbuilding Inc.........................................       42,158
   1,957   Northrop Grumman Corp.................................................      169,633
     866   Orbital Sciences Corp.*...............................................        6,755
   9,280   Raytheon Co. (Class B)................................................      326,563
   1,143   REMEC, Inc.*..........................................................       15,716
     507   SatCon Technology Corp.*..............................................        6,876
     728   SBS Technologies, Inc.*...............................................       24,752
     285   Sequa Corp. (Class A)*................................................       13,213
     843   Teledyne Technologies Inc.*...........................................       16,017
     585   The Kroll-O'Gara Co.*.................................................        3,510
   1,501   Titan Corp. (The)*....................................................       30,831
     638   Trimble Navigation Ltd.*..............................................       14,275
     362   Triumph Group, Inc.*..................................................       14,118
                                                                                   -----------
                                                                                     3,568,495
                                                                                   -----------
           AGRICULTURAL COMMODITIES/MILLING (0.1%)
     197   Agribrands International, Inc.*.......................................       10,538
  17,257   Archer-Daniels-Midland Co.............................................      257,647
   1,009   Cadiz, Inc.*..........................................................        9,396
     940   Corn Products International, Inc......................................       23,970
     971   Delta & Pine Land Co..................................................       22,333
     512   Hines Horticulture, Inc.*.............................................        2,032
   1,012   Tejon Ranch Co.*......................................................       20,341
                                                                                   -----------
                                                                                       346,257
                                                                                   -----------
           AIR FREIGHT/COURIERS (0.2%)
   1,275   Airborne Inc.*........................................................       17,353
   1,010   Atlas Air, Inc.*......................................................       34,431
   2,274   C.H. Robinson Worldwide, Inc..........................................       68,078
   1,217   EGL, Inc.*............................................................       37,423
   1,367   Expeditors International of Washington, Inc...........................       79,713
   7,792   FedEx Corp.*..........................................................      353,601
     898   Fritz Companies, Inc.*................................................       10,944

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   2,986   United Parcel Service, Inc. (Class B).................................  $   184,833
                                                                                   -----------
                                                                                       786,376
                                                                                   -----------
           AIRLINES (0.3%)
   1,834   AirTran Holdings, Inc.*...............................................       19,037
     692   Alaska Air Group, Inc.*...............................................       22,379
     843   America West Holdings Corp. (Class B)*................................       10,369
   4,093   AMR Corp.*............................................................      159,995
     495   Amtran, Inc.*.........................................................        6,187
     537   Atlantic Coast Airlines Holdings, Inc.*...............................       23,158
   1,593   Continental Airlines, Inc. (Class B)*.................................       83,075
   3,352   Delta Air Lines, Inc..................................................      158,281
   1,759   Frontier Airlines, Inc.*..............................................       58,157
   3,174   Mesa Air Group, Inc.*.................................................       33,525
     845   Mesaba Holdings, Inc.*................................................       10,615
     354   Midwest Express Holdings, Inc.*.......................................        7,278
   2,275   Northwest Airlines Corp. (Class A)*...................................       56,448
   1,500   SkyWest, Inc..........................................................       37,219
  13,608   Southwest Airlines Co.................................................      426,339
   8,079   Trans World Airlines, Inc.*...........................................       10,664
   1,350   UAL Corp..............................................................       55,215
   1,873   US Airways Group Inc.*................................................       84,004
                                                                                   -----------
                                                                                     1,261,945
                                                                                   -----------
           ALTERNATIVE POWER GENERATION (0.3%)
  12,467   AES Corp. (The)*......................................................      718,473
   7,527   Calpine Corp.*........................................................      300,403
   1,354   Ogden Corp.*..........................................................       22,734
   1,131   Plug Power Inc.*......................................................       30,113
                                                                                   -----------
                                                                                     1,071,723
                                                                                   -----------
           ALUMINUM (0.2%)
  23,636   Alcoa, Inc............................................................      868,387
   1,630   Century Aluminum Co...................................................       17,930
     371   Commonwealth Industries, Inc..........................................        1,971
     578   IMCO Recycling, Inc...................................................        2,659
   1,415   Kaiser Aluminum Corp.*................................................        5,603
     183   Maxxam, Inc.*.........................................................        2,652
                                                                                   -----------
                                                                                       899,202
                                                                                   -----------
           APPAREL/FOOTWEAR (0.3%)
     515   Brown Shoe Co., Inc...................................................        8,425
   4,571   Cintas Corp...........................................................      213,409
   1,157   Coach, Inc............................................................       39,049
     683   Columbia Sportswear Co.*..............................................       40,212
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,122   Donna Karan International Inc.*.......................................  $    10,199
     473   Global Sports, Inc.*..................................................        2,365
   1,028   Guess ?, Inc.*........................................................        7,217
   3,211   Jones Apparel Group, Inc.*............................................      128,408
     281   K-Swiss, Inc. (Class A)...............................................        7,657
     494   Kellwood Co...........................................................       11,061
     532   Kenneth Cole Productions, Inc. (Class A)*.............................       20,881
   1,454   Liz Claiborne, Inc....................................................       71,609
   2,199   Nautica Enterprises, Inc.*............................................       36,833
   7,348   Nike, Inc. (Class B)..................................................      404,287
     621   OshKosh B' Gosh, Inc. (Class A).......................................       11,954
     426   Oxford Industries, Inc................................................        7,911
   1,090   Phillips-Van Heusen Corp..............................................       14,072
     844   Polo Ralph Lauren Corp.*..............................................       21,429
   1,782   Quiksilver, Inc.*.....................................................       44,390
   1,475   Reebok International Ltd.*............................................       40,179
     651   Russell Corp..........................................................       12,408
   3,897   Stride Rite Corp......................................................       29,189
     367   Tarrant Apparel Group*................................................        2,064
   1,096   Timberland Co. (Class A)*.............................................       70,144
   3,096   VF Corp...............................................................      107,927
   1,327   Warnaco Group, Inc....................................................        4,830
     855   Wolverine World Wide, Inc.............................................       13,090
                                                                                   -----------
                                                                                     1,381,199
                                                                                   -----------
           APPAREL/FOOTWEAR RETAIL (0.6%)
   2,741   Abercrombie & Fitch Co. (Class A)*....................................       81,709
   1,273   American Eagle Outfitters, Inc.*......................................       73,675
     827   Ann Taylor Stores Corp.*..............................................       24,272
     527   bebe stores, inc.*....................................................       14,295
   1,611   Buckle (The), Inc.*...................................................       32,993
   1,210   Burlington Coat Factory Warehouse Corp................................       23,982
   2,179   Cato Corp. (Class A)..................................................       38,677
   1,110   Charlotte Russe Holdings Inc.*........................................       27,542
   2,761   Charming Shoppes, Inc.*...............................................       19,327
     696   Chico's Fas, Inc.*....................................................       22,924
     706   Children's Place Retail Stores, Inc. (The)*...........................       16,812
   1,342   Claire's Stores, Inc..................................................       26,518
     588   Deb Shops, Inc........................................................        9,371
   1,539   Dress Barn, Inc.*.....................................................       45,593
     325   Factory 2-U Stores, Inc.*.............................................       14,341
     532   Footstar, Inc.*.......................................................       21,918
  23,202   Gap, Inc. (The).......................................................      756,385
     763   Genesco Inc.*.........................................................       19,136

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,059   Goody's Family Clothing, Inc.*........................................  $     5,494
   1,864   Hot Topic, Inc.*......................................................       49,512
  13,346   Intimate Brands, Inc..................................................      253,574
  11,780   Limited, Inc. (The)...................................................      243,375
   1,099   Men's Wearhouse, Inc. (The)*..........................................       34,816
   3,617   Nordstrom, Inc........................................................       73,751
     868   Pacific Sunwear of California, Inc.*..................................       30,380
     608   Payless ShoeSource, Inc.*.............................................       43,594
   2,283   Ross Stores, Inc......................................................       52,224
   4,825   Stein Mart, Inc.*.....................................................       57,900
   1,664   Talbot's, Inc. (The)..................................................       87,976
   7,983   TJX Companies, Inc. (The).............................................      247,473
     774   Too, Inc.*............................................................       14,582
     693   United Retail Group, Inc.*............................................        4,851
   1,498   Urban Outfitters, Inc.*...............................................       13,295
   3,764   Venator Group, Inc.*..................................................       48,744
     565   Wet Seal, Inc. (Class A)*.............................................       17,833
   1,425   Wilsons The Leather Experts Inc.*.....................................       23,958
                                                                                   -----------
                                                                                     2,572,802
                                                                                   -----------
           AUTO PARTS: O.E.M. (0.2%)
   1,073   American Axle & Manufacturing Holdings, Inc.*.........................        9,228
   1,852   ArvinMeritor, Inc.....................................................       27,595
     709   Borg-Warner Automotive, Inc...........................................       29,920
   1,928   Collins & Aikman Corp.*...............................................        9,852
   4,075   Dana Corp.............................................................       76,121
  15,129   Delphi Automotive Systems Corp........................................      223,304
     414   Dura Automotive Systems, Inc.*........................................        3,390
   1,990   Eaton Corp............................................................      136,912
   1,863   Federal Mogul Corp....................................................        8,477
   1,921   Gentex Corp.*.........................................................       47,545
     724   Hayes Lemmerz International, Inc.*....................................        4,626
     901   Intermet Corp.........................................................        3,097
   2,344   Johnson Controls, Inc.................................................      152,313
   1,777   Lear Corp.*...........................................................       51,693
     799   Modine Manufacturing Co...............................................       20,524
     800   Sauer-Danfoss, Inc....................................................        7,920
     545   Stoneridge, Inc.*.....................................................        3,940
     127   Strattec Security Corp.*..............................................        4,096
     702   Superior Industries International, Inc................................       23,784
   1,118   Tower Automotive, Inc.*...............................................        9,671
   3,387   TRW Inc...............................................................      123,151
   3,570   Visteon Corp..........................................................       50,515
                                                                                   -----------
                                                                                     1,027,674
                                                                                   -----------
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
           AUTOMOTIVE AFTERMARKET (0.1%)
     473   Aftermarket Technology Corp.*.........................................  $     2,128
   1,331   Apogee Enterprises, Inc...............................................        9,151
     566   Bandag, Inc...........................................................       23,761
   1,490   Barnes Group, Inc.....................................................       27,535
     790   Carlisle Co., Inc.....................................................       31,758
     533   CLARCOR Inc...........................................................       12,472
   1,988   Cooper Tire & Rubber Co...............................................       26,102
     964   Exide Corp............................................................        9,833
   4,202   Goodyear Tire & Rubber Co. (The)......................................      110,471
     398   IMPCO Technologies, Inc.*.............................................        7,935
     864   SPX Corp.*............................................................       86,659
     457   Standard Motor Products, Inc..........................................        4,072
   2,682   TBC Corp.*............................................................       15,757
   2,309   Tenneco Automotive Inc................................................        9,121
                                                                                   -----------
                                                                                       376,755
                                                                                   -----------
           BEVERAGES: ALCOHOLIC (0.3%)
  24,724   Anheuser-Busch Companies, Inc.........................................    1,072,033
   2,090   Boston Beer Company, Inc. (The) (Class A)*............................       18,810
   1,841   Brown-Forman Corp. (Class B)..........................................      121,874
     500   Constellation Brands Inc. (Class A)*..................................       33,705
   1,008   Coors (Adolph) Co. (Class B)..........................................       70,106
     273   Mondavi (Robert) Corp. (The) (Class A)*...............................       12,285
                                                                                   -----------
                                                                                     1,328,813
                                                                                   -----------
           BEVERAGES: NON-ALCOHOLIC (1.5%)
     492   Coca-Cola Bottling Co. Consolidated...................................       20,080
  67,604   Coca-Cola Co..........................................................    3,921,032
  11,417   Coca-Cola Enterprises Inc.............................................      230,738
   1,122   National Beverage Corp.*..............................................       10,659
   4,011   Pepsi Bottling Group, Inc. (The)......................................      156,429
   4,262   PepsiAmericas, Inc.*..................................................       68,107
  39,387   PepsiCo, Inc..........................................................    1,735,785
     456   Triarc Co., Inc.*.....................................................       11,427
                                                                                   -----------
                                                                                     6,154,257
                                                                                   -----------
           BIOTECHNOLOGY (1.7%)
   2,249   Abgenix, Inc.*........................................................       94,458
     926   Aclara Biosciences Inc.*..............................................       14,700
   4,276   Advanced Tissue Sciences, Inc.*.......................................       22,983
   1,472   Affymetrix, Inc.*.....................................................       98,072
     491   Alexion Pharmaceuticals, Inc.*........................................       25,685
   1,426   Alkermes, Inc.*.......................................................       37,789
  28,065   Amgen Inc.*...........................................................    1,973,320

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,689   Amylin Pharmaceuticals, Inc.*.........................................  $    18,368
     611   Antigenics Inc.*......................................................        9,623
     674   Aphton Corp.*.........................................................       14,659
   1,619   Applera Corp. - Celera Genomics Group*................................       79,331
   1,036   ARIAD Pharmaceuticals, Inc.*..........................................        7,381
     562   Aurora Biosciences Corp.*.............................................       17,562
   1,990   AVANT Immunotherapeutics, Inc.*.......................................       15,889
     667   AVI BioPharma, Inc.*..................................................        4,440
     315   Avigen, Inc.*.........................................................        6,103
   1,306   Axys Pharmaceuticals, Inc.*...........................................        8,367
   1,335   Bio-Technology General Corp.*.........................................       12,682
     355   BioCryst Pharmaceuticals, Inc.........................................        2,507
   4,039   Biogen, Inc.*.........................................................      260,515
     681   Biopure Corp.*........................................................       15,322
   1,493   Bruker Daltonics, Inc.*...............................................       37,325
   1,731   Celgene Corp.*........................................................       48,035
     926   Cell Genesys, Inc.*...................................................       18,636
   1,127   Cephalon, Inc.*.......................................................       65,929
     869   Charles River Laboratories International, Inc.*.......................       24,506
   4,988   Chiron Corp.*.........................................................      209,184
   1,463   COR Therapeutics, Inc.*...............................................       57,057
   1,091   Corixa Corp.*.........................................................       30,139
     741   Cubist Pharmaceuticals, Inc.*.........................................       24,592
   1,184   CuraGen Corp.*........................................................       48,322
     527   CV Therapeutics, Inc.*................................................       21,574
   3,135   CYTOGEN Corp.*........................................................       16,557
     183   Diversa Corp.*........................................................        4,644
   1,250   Durect Corp.*.........................................................       10,781
     609   Emisphere Technologies, Inc.*.........................................       15,910
     435   EntreMed, Inc.*.......................................................       11,038
     680   Enzo Biochem, Inc.*...................................................       17,061
   1,132   Enzon, Inc.*..........................................................       71,033
   1,193   Exelixis, Inc.*.......................................................       18,491
     608   Gene Logic, Inc.*.....................................................       14,592
   1,778   Genelabs Technologies, Inc.*..........................................       14,113
   1,635   Genencor International Inc.*..........................................       31,065
   4,585   Genentech, Inc.*......................................................      271,661
     492   Genome Therapeutics Corp.*............................................        5,043
   2,582   Genzyme Corp. (General Division)*.....................................      223,504
     407   Genzyme Corp. - Biosurgery Div*.......................................        3,256
     769   Genzyme Transgenics Corp.*............................................       10,958
     459   Geron Corp.*..........................................................        8,950
   1,275   Gilead Sciences, Inc.*................................................       86,302
     627   Guilford Pharmaceuticals Inc.*........................................       13,049
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   2,260   Hemispherx Biopharma, Inc.*...........................................  $    11,413
   3,295   Human Genome Sciences, Inc.*..........................................      200,995
     322   Hyseq, Inc.*..........................................................        4,850
   1,243   ICOS Corp.*...........................................................       63,548
   3,885   IDEC Pharmaceuticals Corp.*...........................................      228,487
     922   IDEXX Laboratories, Inc.*.............................................       20,457
     668   ILEX Oncology, Inc.*..................................................       20,583
     872   Illumina, Inc.*.......................................................       18,312
   1,759   ImClone Systems, Inc.*................................................       65,083
  14,670   Immunex Corp.*........................................................      449,269
   1,047   ImmunoGen, Inc.*......................................................       23,099
   1,324   Immunomedics, Inc.*...................................................       21,846
   1,746   Incyte Genomics, Inc.*................................................       48,670
     652   Intermune Pharmaceuticals, Inc.*......................................       26,732
     971   Interneuron Pharmaceuticals, Inc.*....................................        3,520
   1,304   Invitrogen Corp.*.....................................................       97,148
   2,386   Isis Pharmaceuticals, Inc.*...........................................       29,527
   1,255   Lexicon Genetics Inc.*................................................       18,825
   1,194   Ligand Pharmaceuticals, Inc. (Class B)*...............................       15,447
     716   Luminex Corp.*........................................................       19,835
     610   Maxim Pharmaceuticals, Inc.*..........................................        5,471
     846   Maxygen Inc.*.........................................................       18,083
   1,972   Medarex, Inc.*........................................................       64,336
     800   Medicines Company (The)*..............................................       10,200
   5,727   MedImmune, Inc.*......................................................      227,648
     377   MGI Pharma, Inc.*.....................................................        7,752
   5,421   Millennium Pharmaceuticals, Inc.*.....................................      271,728
     609   Myriad Genetics, Inc.*................................................       43,924
   1,719   NABI, Inc.*...........................................................        9,240
     476   Nanogen, Inc.*........................................................        5,757
     530   NeoRx Corp.*..........................................................        5,598
     602   Neurocrine Biosciences, Inc.*.........................................       19,640
     471   Neurogen Corp.*.......................................................       15,043
     458   Nexell Therapeutics Inc.*.............................................        1,832
     677   Northfield Laboratories, Inc.*........................................       11,509
     793   NPS Pharmaceuticals, Inc.*............................................       32,067
     869   Orchid Biosciences*...................................................        8,962
   1,194   Organogenesis, Inc.*..................................................       13,504
     892   OSI Pharameceuticals Inc.*............................................       57,102
     909   OXiGENE, Inc.*........................................................        7,102
     418   Pharmacyclics, Inc.*..................................................       18,523
     432   Progenics Pharmaceuticals, Inc.*......................................       11,502
   1,170   Protein Design Labs, Inc.*............................................       86,507
     999   Regeneron Pharmaceuticals, Inc.*......................................       32,717
     760   Ribozyme Pharmaceuticals, Inc.*.......................................        7,315
     616   SafeScience, Inc.*....................................................          924
     450   SangStat Medical Corp.*...............................................        5,372
   1,639   SciClone Pharmaceuticals, Inc.*.......................................       10,858

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,050   Scios, Inc.*..........................................................  $    22,837
     576   Sequenom Inc.*........................................................       11,772
   2,633   SICOR Inc.*...........................................................       30,609
     878   SuperGen, Inc.*.......................................................       12,182
   1,144   Tanox, Inc.*..........................................................       41,541
   1,990   Targeted Genetics Corp.*..............................................       14,054
   1,104   Techne Corp.*.........................................................       30,636
   2,499   Texas Biotechnology Corp.*............................................       24,915
     693   Titan Pharmaceuticals, Inc.*..........................................       26,965
     570   Transkaryotic Therapies, Inc.*........................................       11,364
     897   Triangle Pharmaceuticals, Inc.*.......................................        6,896
     456   Trimeris, Inc.*.......................................................       22,743
   1,240   Tularik Inc.*.........................................................       35,495
     612   Valentis, Inc.*.......................................................        4,743
   1,583   Vertex Pharmaceuticals, Inc.*.........................................      106,556
     632   Vical, Inc.*..........................................................       11,968
   1,166   Vion Pharmaceuticals, Inc.*...........................................        9,401
     414   ViroPharma Inc.*......................................................       10,246
   1,801   XOMA Ltd.*............................................................       21,950
                                                                                   -----------
                                                                                     7,027,798
                                                                                   -----------
           BROADCASTING (0.6%)
     389   Acme Communications, Inc.*............................................        4,619
     601   BHC Communications, Inc. (Class A)....................................       85,342
     937   Chris-Craft Industries, Inc.*.........................................       69,375
     990   Citadel Communications Corp.*.........................................       24,997
  15,984   Clear Channel Communications, Inc.*...................................    1,042,345
   1,065   Cox Radio, Inc. (Class A)*............................................       28,734
     649   Cumulus Media, Inc.*..................................................        4,543
   1,281   Emmis Broadcasting Corp. (Class A)*...................................       47,477
     880   Entercom Communications Corp.*........................................       43,120
   1,603   Entravision Communications Corp. (Class A)*...........................       27,411
     275   Granite Broadcasting Corp.*...........................................          911
   1,299   Hearst-Argyle Television, Inc.*.......................................       29,578
   2,924   Hispanic Broadcasting Corp.*..........................................       80,644
  10,620   Infinity Broadcasting Corp. (Series A)*...............................      347,805
     544   Liberty (Corp.) (The).................................................       22,239
   1,280   Paxson Communications Corp.*..........................................       15,846
     584   Radio One, Inc.*......................................................        9,344
     483   Radio Unica Communications Corp.*.....................................        2,294
     498   Saga Communications, Inc. (Class A)*..................................        9,586
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,219   Salem Communications Corp.*...........................................  $    20,113
   2,734   Sinclair Broadcast Group, Inc.*.......................................       30,587
   1,125   Sirus Satellite Radio Inc.*...........................................       35,578
     530   Spanish Broadcasting System, Inc. (Class A)...........................        2,915
     268   United Television, Inc................................................       34,304
   5,624   Univision Communications, Inc. (Class A)*.............................      239,751
   8,147   USA Networks, Inc.*...................................................      162,431
   3,017   Westwood One, Inc.*...................................................       67,671
     843   XM Satellite Radio Holdings Inc. (Class A)*...........................       15,912
     198   Young Broadcasting Corp. (Class A)*...................................        6,720
                                                                                   -----------
                                                                                     2,512,192
                                                                                   -----------
           BUILDING PRODUCTS (0.1%)
   1,907   American Standard Companies, Inc.*....................................       98,420
     360   American Woodmark Corp................................................        7,245
     956   Armstrong Holdings, Inc...............................................        3,728
   1,504   Dal-Tile International Inc.*..........................................       22,410
   1,275   Griffon Corp.*........................................................        8,606
   5,212   Interface, Inc........................................................       51,468
     778   Lennox International Inc..............................................        8,083
     404   LSI Industries, Inc...................................................        7,272
  12,476   Masco Corp............................................................      299,424
     557   NCI Building Systems, Inc.*...........................................       11,418
   1,005   Nortek, Inc.*.........................................................       28,190
     212   Simpson Manufacturing Co., Inc.*......................................       11,145
     822   Watsco, Inc...........................................................        9,741
   1,021   York International Corp...............................................       31,396
                                                                                   -----------
                                                                                       598,546
                                                                                   -----------
           CABLE/SATELLITE TV (0.8%)
   1,149   ACTV, Inc.*...........................................................        8,456
   3,014   Adelphia Communications Corp. (Class A)*..............................      130,355
   3,591   Cablevision Systems Corp. (Class A)*..................................      314,248
   4,640   Charter Communications, Inc. (Class A)*...............................      104,980
  24,694   Comcast Corp. (Class A Special)*......................................    1,057,212
  15,662   Cox Communications, Inc. (Class A)*...................................      727,657
   6,413   EchoStar Communications Corp. (Class A)*..............................      198,001
  20,651   General Motors Corp. (Class H)........................................      577,815

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,342   Insight Communications Co., Inc.*.....................................  $    32,711
   1,587   Liberty Satellite & Technology, Inc. (Class A)*.......................        6,546
     982   Lodgenet Entertainment Corp.*.........................................       15,221
   1,654   Mediacom Communications Corp.*........................................       36,491
     852   Nucentrix Broadband Networks, Inc.*...................................       11,182
   1,169   Pegasus Communications Corp.*.........................................       31,052
   2,058   UnitedGlobalCom, Inc. (Class A)*......................................       37,687
                                                                                   -----------
                                                                                     3,289,614
                                                                                   -----------
           CASINO/GAMING (0.1%)
     628   Anchor Gaming*........................................................       33,441
     687   Argosy Gaming Co.*....................................................       16,158
     928   Aztar Corp.*..........................................................       11,275
   1,653   Boyd Gaming Corp.*....................................................        6,943
     843   Churchill Downs Inc...................................................       23,709
     768   Dover Downs Entertainment, Inc........................................        9,408
     950   GTECH Holdings Corp.*.................................................       21,964
   3,184   Harrah's Entertainment, Inc.*.........................................       93,546
     940   Isle of Capri Casinos, Inc.*..........................................        8,460
   2,132   Mandalay Resort Group*................................................       46,286
   4,342   MGM Grand, Inc........................................................      126,569
   8,166   Park Place Entertainment Corp.*.......................................       91,867
     588   Pinnacle Entertainment, Inc.*.........................................        6,880
   1,658   Station Casinos, Inc.*................................................       21,355
                                                                                   -----------
                                                                                       517,861
                                                                                   -----------
           CATALOG/SPECIALTY DISTRIBUTION (0.1%)
   2,336   CDW Computer Centers, Inc.*...........................................       92,272
     461   Coldwater Creek, Inc.*................................................       17,914
   4,700   Hanover Direct, Inc.*.................................................        2,350
   1,017   Insight Enterprises, Inc.*............................................       30,065
     790   Lands' End, Inc.*.....................................................       23,431
   1,074   PC Connection, Inc.*..................................................       15,841
   1,139   Shop At Home, Inc.*...................................................        1,993
   3,325   Spiegel, Inc. (Class A)...............................................       25,353
   1,023   Systemax, Inc.*.......................................................        1,790
   1,009   Valuevision International, Inc. (Class A)*............................       17,216
                                                                                   -----------
                                                                                       228,225
                                                                                   -----------
           CHEMICALS: AGRICULTURAL (0.0%)
     646   Eden Bioscience Corp.*................................................       19,703
   3,077   IMC Global Inc........................................................       48,678
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     955   Monsanto Co...........................................................  $    30,092
     722   Scotts Company (The) (Class A)*.......................................       31,046
                                                                                   -----------
                                                                                       129,519
                                                                                   -----------
           CHEMICALS: MAJOR DIVERSIFIED (0.6%)
  18,511   Dow Chemical Co. (The)................................................      634,927
  28,456   Du Pont (E.I.) de Nemours & Co., Inc..................................    1,243,812
   2,095   Eastman Chemical Co...................................................       97,857
   2,881   Hercules Inc..........................................................       41,198
   5,911   Rohm & Haas Co........................................................      212,205
   2,929   Solutia, Inc..........................................................       36,788
   3,683   Union Carbide Corp....................................................      191,332
   3,080   Valhi, Inc............................................................       36,406
                                                                                   -----------
                                                                                     2,494,525
                                                                                   -----------
           CHEMICALS: SPECIALTY (0.3%)
     247   AEP Industries, Inc.*.................................................        9,293
   6,259   Air Products & Chemicals, Inc.........................................      236,402
   1,675   Airgas, Inc.*.........................................................       12,981
   1,225   Albemarle Corp........................................................       30,686
     583   Arch Chemicals, Inc...................................................       11,899
   1,758   Cabot Corp............................................................       56,695
   1,380   Calgon Carbon Corp....................................................        8,901
     645   Cambrex Corp..........................................................       28,864
     784   ChemFirst Inc.........................................................       17,765
   3,001   Crompton Corp.........................................................       33,791
   1,065   Cytec Industries, Inc.*...............................................       33,899
   3,429   Engelhard Corp........................................................       77,324
   2,314   Ethyl Corp............................................................        4,767
     816   FMC Corp.*............................................................       57,414
     739   Georgia Gulf Corp.....................................................       12,556
   1,881   Grace (W. R.) & Co.*..................................................        3,706
   1,451   Great Lakes Chemical Corp.............................................       49,044
   1,592   International Specialty Products, Inc.*...............................       12,163
   1,378   Lubrizol Corp. (The)..................................................       36,379
   3,082   Lyondell Chemical Co..................................................       50,082
   1,739   Millennium Chemicals Inc..............................................       29,337
     210   NCH Corp..............................................................        9,339
   1,359   NL Industries, Inc....................................................       28,267
   1,232   Olin Corp.............................................................       22,065
     623   OM Group, Inc.........................................................       30,278
   2,004   Polyone Corp..........................................................       16,433
   4,314   Praxair, Inc..........................................................      191,240
     555   Schulman (A.), Inc....................................................        6,452
   1,334   Sensient Technologies Corp............................................       29,788
   2,200   Sigma-Aldrich Corp....................................................       87,175

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     624   Uniroyal Technology Corp.*............................................  $     5,148
                                                                                   -----------
                                                                                     1,240,133
                                                                                   -----------
           COAL (0.0%)
   1,157   Arch Coal, Inc........................................................       16,661
   2,060   CONSOL Energy, Inc....................................................       55,229
   2,052   Massey Energy Co......................................................       35,684
                                                                                   -----------
                                                                                       107,574
                                                                                   -----------
           COMMERCIAL PRINTING/FORMS (0.1%)
     448   Applied Graphics Technologies, Inc.*..................................        1,442
     681   Banta Corp............................................................       17,631
     767   Bowne & Co., Inc......................................................        7,900
   1,325   Consolidated Graphics, Inc.*..........................................       15,741
     432   CSS Industries, Inc.*.................................................        8,813
   1,944   Deluxe Corp...........................................................       40,805
   3,314   Donnelley (R.R.) & Sons Co............................................       90,605
     553   Harland (John H.) Co..................................................        8,571
   1,174   Mail-Well, Inc.*......................................................        7,220
   1,060   New England Business Service, Inc.....................................       21,889
   1,544   Standard Register Co..................................................       27,715
   1,101   Wallace Computer Services, Inc........................................       20,368
     915   Workflow Management, Inc.*............................................        7,606
                                                                                   -----------
                                                                                       276,306
                                                                                   -----------
           COMPUTER COMMUNICATIONS (2.5%)
   9,647   3Com Corp.*...........................................................      103,705
   2,724   Adaptec, Inc.*........................................................       39,838
   7,596   Avaya Inc.*...........................................................      132,930
   1,315   Avici Systems Inc.*...................................................       46,682
   1,140   Avocent Corp.*........................................................       35,340
     588   Aware, Inc.*..........................................................        9,408
   6,028   Brocade Communications Systems, Inc.*.................................      544,404
   5,027   Cabletron Systems, Inc.*..............................................      103,556
   1,081   CacheFlow Inc.*.......................................................       19,458
 193,687   Cisco Systems, Inc.*..................................................    7,251,157
     659   Computer Network Technology Corp.*....................................       18,576
   2,733   Consine Communications Inc.*..........................................       45,094
     787   Digi International Inc.*..............................................        5,263
     244   DSET Corp.*...........................................................          915
     950   Echelon Corp.*........................................................       19,356
   1,597   Efficient Networks, Inc.*.............................................       25,652
   1,992   Emulex Corp.*.........................................................      185,256
      70   Entrada Networks, Inc.*...............................................          262
   1,055   ePresence, Inc.*......................................................        6,330
     240   Extended Systems Inc.*................................................        5,430
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   3,000   Extreme Networks, Inc.*...............................................  $   142,875
   4,888   Finisar Corp.*........................................................      177,801
   3,190   Foundry Networks, Inc.*...............................................       74,965
     637   FVC.COM, Inc.*........................................................        1,214
     650   Gadzoox Networks, Inc.*...............................................        2,762
     416   Intrusion.com, inc.*..................................................        3,068
   1,444   Ixia*.................................................................       48,915
     687   JNI Corp.*............................................................       14,126
   8,607   Juniper Networks, Inc.*...............................................      918,259
     787   McDATA Corp. - (Class B)*.............................................       43,285
   1,978   MRV Communications, Inc.*.............................................       38,818
     463   Netopia, Inc.*........................................................        4,370
   1,030   Network Equipment Technologies, Inc.*.................................        6,437
     541   Network Peripherals Inc.*.............................................        4,582
   1,422   Novatel Wireless, Inc.*...............................................       16,886
     660   Nx Networks, Inc.*....................................................        1,959
     412   PC-Tel, Inc.*.........................................................        4,841
   1,195   Performance Technologies, Inc.*.......................................       17,402
     555   PLX Technology, Inc.*.................................................        4,440
     676   Proxim, Inc.*.........................................................       22,223
   3,994   Redback Networks, Inc.*...............................................      191,213
     406   Tut Systems, Inc.*....................................................        3,197
     880   Vertel Corp.*.........................................................        2,915
     516   Vixel Corp.*..........................................................        2,064
     778   Xircom, Inc.*.........................................................       19,061
                                                                                   -----------
                                                                                    10,366,290
                                                                                   -----------
           COMPUTER PERIPHERALS (1.5%)
   1,408   Advanced Digital Information Corp.*...................................       32,912
   4,436   Ampex Corp. (Class A)*................................................        2,839
     671   Avid Technology, Inc.*................................................       14,133
   2,009   Communication Intelligence Corp.*.....................................        4,144
     693   DSP Group, Inc.*......................................................       19,664
   1,468   Electronics for Imaging, Inc.*........................................       33,672
  59,510   EMC Corp.*............................................................    4,522,165
   1,529   Exabyte Corp.*........................................................        4,205
     431   Gerber Scientific, Inc................................................        4,146
     592   Hauppauge Digital, Inc.*..............................................        2,090
     920   Imation Corp*.........................................................       18,998
     390   Immersion Corp.*......................................................        4,534
   1,029   InFocus Corp.*........................................................       23,345
   1,729   Intergraph Corp.*.....................................................       14,048
     552   Interlink Electronics, Inc.*..........................................        5,554
   7,386   Iomega Corp.*.........................................................       30,504
   3,473   Lexmark International Group, Inc.*....................................      199,697

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   2,857   Maxtor Corp.*.........................................................  $    21,695
     601   Media 100 Inc.*.......................................................        1,953
     606   Mercury Computer Systems, Inc.*.......................................       32,383
     790   MTI Technology Corp.*.................................................        3,357
   1,131   NeoMagic Corp.*.......................................................        4,453
   8,527   Network Appliance, Inc.*..............................................      457,260
   1,759   NVIDIA Corp.*.........................................................       90,808
   1,204   Pinnacle Systems, Inc.*...............................................       11,250
     843   Procom Technology, Inc.*..............................................       17,966
   2,449   QLogic Corp.*.........................................................      215,512
   2,129   Quantum Corp.*........................................................       24,079
   4,066   Quantum Corp. - DLT & Storage Systems*................................       57,940
   1,712   Rainbow Technoligies, Inc.*...........................................       22,684
     414   SCM Microsystems, Inc.*...............................................       12,135
     403   SmartDisk Corp.*......................................................        2,821
   2,707   Storage Technology Corp.*.............................................       35,299
   3,985   Symbol Technologies, Inc..............................................      188,490
   2,245   Western Digital Corp.*................................................       11,854
     848   Zebra Technologies Corp. (Class A)*...................................       47,223
                                                                                   -----------
                                                                                     6,195,812
                                                                                   -----------
           COMPUTER PROCESSING HARDWARE (3.3%)
   8,747   Apple Computer, Inc.*.................................................      189,154
     977   Auspex Systems, Inc.*.................................................        6,808
  46,399   Compaq Computer Corp..................................................    1,100,120
   1,393   Concurrent Computer Corp.*............................................        9,490
   1,411   Corsair Communications, Inc.*.........................................       11,288
  70,611   Dell Computer Corp.*..................................................    1,844,712
     363   ESHARE COMMUNICATIONS, Inc.*..........................................          544
   8,796   Gateway, Inc.*........................................................      186,827
     273   Handspring, Inc.*.....................................................       12,545
  54,684   Hewlett-Packard Co....................................................    2,009,090
  48,056   International Business Machines Corp..................................    5,382,272
   2,430   Micron Electronics, Inc.*.............................................       11,694
   2,621   NCR Corp.*............................................................      125,179
     885   Network Engines Inc.*.................................................        2,655
  15,420   Palm, Inc.*...........................................................      418,267
     453   RadiSys Corp.*........................................................       12,457
   4,637   Silicon Graphics, Inc.*...............................................       18,409
  86,598   Sun Microsystems, Inc.*...............................................    2,646,651
     980   Xybernaut Corp.*......................................................        3,552
                                                                                   -----------
                                                                                    13,991,714
                                                                                   -----------
           CONSTRUCTION MATERIALS (0.1%)
     100   Ameron International Corp.............................................        4,655
     443   Centex Construction Products, Inc.....................................       12,271
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     462   Elcor Corp............................................................  $     7,512
     506   Florida Rock Industries, Inc..........................................       20,129
   3,966   Johns Manville Corp...................................................       51,360
   1,809   Lafarge Corp..........................................................       49,187
   1,276   Martin Marietta Materials, Inc........................................       54,064
     502   Texas Industries, Inc.................................................       14,006
     392   Trex Co., Inc.*.......................................................       11,764
     351   U.S. Aggregates, Inc..................................................        2,983
   1,296   USG Corp..............................................................       28,771
   2,755   Vulcan Materials Co...................................................      125,297
                                                                                   -----------
                                                                                       381,999
                                                                                   -----------
           CONSUMER SUNDRIES (0.0%)
   1,734   American Greetings Corp. (class A)....................................       21,762
   1,292   Blyth Industries, Inc.*...............................................       33,347
   1,841   Oakley, Inc.*.........................................................       36,894
     606   Sola International, Inc.*.............................................        3,721
   1,429   Yankee Candle Co., Inc. (the)*........................................       23,107
                                                                                   -----------
                                                                                       118,831
                                                                                   -----------
           CONTAINERS/PACKAGING (0.2%)
     920   Aptargroup, Inc.......................................................       27,526
     793   Ball Corp.............................................................       31,688
   1,428   Bemis Company, Inc....................................................       47,138
     540   Caraustar Industries, Inc.............................................        6,547
   3,390   Crown Cork & Seal Co., Inc............................................       28,645
   1,928   Earthshell Corp.*.....................................................        3,253
   4,179   Gaylord Container Corp. (series A)*...................................        6,937
     901   Graphic Packaging International Corp.*................................        1,351
     544   Greif Bros. Corp. (class A)...........................................       13,974
     874   Ivex Packaging Corp.*.................................................        9,448
     174   Liqui-Box Corp........................................................        6,851
     264   Mobile Mini, Inc.*....................................................        6,039
     584   Myers Industries, Inc.................................................        8,316
   3,938   Owens-Illinois, Inc.*.................................................       32,292
   2,845   Packaging Corp. of America*...........................................       40,114
   4,540   Pactiv Corp.*.........................................................       53,663
   1,961   Rock-Tenn Co. (class A)...............................................       16,551
   2,248   Sealed Air Corp.*.....................................................       71,554
     406   Silgan Holdings, Inc.*................................................        3,400
   5,955   Smurfit-Stone Container Corp.*........................................       86,347
   2,672   Sonoco Products Co....................................................       61,937
   1,392   Temple-Inland, Inc....................................................       70,978
                                                                                   -----------
                                                                                       634,549
                                                                                   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
           CONTRACT DRILLING (0.4%)
     345   Atwood Oceanics, Inc.*................................................  $    14,528
   3,642   Diamond Offshore Drilling, Inc........................................      147,465
   3,705   ENSCO International Inc...............................................      133,565
   4,788   Global Marine, Inc.*..................................................      137,655
   4,679   Grey Wolf, Inc.*......................................................       28,776
   1,336   Helmerich & Payne, Inc................................................       63,874
   1,528   Marine Drilling Companies, Inc.*......................................       45,076
   3,986   Nabors Industries, Inc.*..............................................      235,214
   3,590   Noble Drilling Corp.*.................................................      161,981
   6,510   Parker Drilling Co.*..................................................       37,563
     927   Patterson Energy, Inc.*...............................................       34,357
   1,751   Pride International, Inc.*............................................       43,075
   5,785   R&B Falcon Corp.*.....................................................      129,584
   2,522   Rowan Companies, Inc.*................................................       68,851
   3,084   Santa Fe International Corp...........................................      104,548
   5,748   Transocean Sedco Forex Inc............................................      261,247
                                                                                   -----------
                                                                                     1,647,359
                                                                                   -----------
           DATA PROCESSING SERVICES (0.7%)
   2,408   Acxiom Corp.*.........................................................       82,624
   1,331   Affiliated Computer Services, Inc. (Class A)*.........................       85,184
  17,119   Automatic Data Processing, Inc........................................    1,024,743
   1,515   Bisys Group, Inc. (The)*..............................................       68,554
   3,895   Ceridian Corp.*.......................................................       71,902
   1,402   CSG Systems International, Inc.*......................................       62,214
   3,424   DST Systems, Inc.*....................................................      203,728
   1,071   eFunds Corp...........................................................       13,120
  11,079   First Data Corp.*.....................................................      673,714
   3,363   Fiserv, Inc...........................................................      174,245
   2,756   Information Resources, Inc............................................       13,091
     881   National Data Corp....................................................       34,271
   1,388   National Processing, Inc.*............................................       23,110
  10,159   Paychex, Inc..........................................................      458,425
     465   Pegasus Solutions, Inc.*..............................................        5,260
   5,234   Total System Services, Inc.*..........................................      124,307
   2,683   Tyler Technologies, Inc...............................................        4,829
                                                                                   -----------
                                                                                     3,123,321
                                                                                   -----------
           DEPARTMENT STORES (0.4%)
   2,708   Dillard's, Inc. (Class A).............................................       41,270
   5,675   Federated Department Stores, Inc.*....................................      252,878
   8,998   Kohl's Corp.*.........................................................      638,858
   8,120   May Department Stores Co..............................................      316,274
   1,313   Neiman Marcus Group, Inc. (The) (Class A).............................       51,128
   7,014   Penney (J.C.) Co., Inc................................................       97,986
   3,844   Saks, Inc.*...........................................................       51,702
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   9,358   Sears, Roebuck & Co...................................................  $   362,622
                                                                                   -----------
                                                                                     1,812,718
                                                                                   -----------
           DISCOUNT STORES (2.2%)
     875   99 Cents Only Stores*.................................................       31,500
     696   Ames Department Stores, Inc.*.........................................        3,915
   1,998   BJ's Wholesale Club, Inc.*............................................       85,414
   2,978   Consolidated Stores Corp.*............................................       38,714
  12,200   Costco Wholesale Corp.*...............................................      564,250
   8,969   Dollar General Corp...................................................      174,716
   4,672   Family Dollar Stores, Inc.............................................      115,632
     995   Fred's, Inc...........................................................       22,761
  12,761   Kmart Corp.*..........................................................      111,659
     510   PriceSmart, Inc.*.....................................................       16,447
     725   ShopKo Stores, Inc.*..................................................        7,968
  24,837   Target Corp.*.........................................................      943,309
     660   Value City Department Stores, Inc.....................................        4,620
 121,903   Wal-Mart Stores, Inc..................................................    6,924,090
                                                                                   -----------
                                                                                     9,044,995
                                                                                   -----------
           DRUGSTORE CHAINS (0.4%)
  10,663   CVS Corp..............................................................      631,250
     330   Duane Reade, Inc.*....................................................       10,824
     991   Longs Drug Stores Corp................................................       24,299
   6,958   Rite Aid Corp.........................................................       26,719
  27,566   Walgreen Co...........................................................    1,128,552
                                                                                   -----------
                                                                                     1,821,644
                                                                                   -----------
           ELECTRIC UTILITIES (2.0%)
   2,968   Allegheny Energy, Inc.................................................      135,430
   1,988   ALLETE................................................................       43,915
   2,156   Alliant Energy, Inc...................................................       65,758
   3,745   Ameren Corp...........................................................      152,721
   8,788   American Electric Power Co., Inc......................................      380,081
   1,235   Avista Corp...........................................................       21,304
   1,041   Bangor Hydro-Electric Co..............................................       26,910
     685   BayCorp Holdings, Ltd.*...............................................        6,336
     626   Black Hills Corp......................................................       23,919
     729   Central Vermont Public Service Corp...................................        9,914
   4,338   Cinergy Corp..........................................................      131,658
     603   CLECO Corp............................................................       28,214
   3,303   CMS Energy Corp.......................................................       97,438
     458   CN Energy Group, Inc..................................................       19,479
   2,347   Conectiv, Inc.........................................................       44,734
   5,793   Consolidated Edison, Inc..............................................      202,407
   4,087   Constellation Energy Group, Inc.......................................      162,213
   6,493   Dominion Resources, Inc...............................................      401,267
   3,607   DPL, Inc..............................................................      107,128

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,616   DQE, Inc..............................................................  $    51,405
   3,894   DTE Energy Co.........................................................      137,419
  20,092   Duke Energy Corp......................................................      734,764
   8,893   Edison International..................................................      118,633
   1,491   El Paso Electric Co.*.................................................       17,609
     367   Empire District Electric Co. (The)....................................        7,344
   3,564   Energy East Corp......................................................       66,112
   6,084   Entergy Corp..........................................................      215,495
   8,831   Exelon Corp...........................................................      534,364
   6,205   FirstEnergy Corp......................................................      172,809
   4,851   FPL Group, Inc........................................................      281,358
   3,310   GPU, Inc..............................................................      106,019
     844   Hawaiian Electric Industries, Inc.....................................       30,502
   1,011   IDACORP, Inc..........................................................       41,643
   2,303   IPALCO Enterprises, Inc...............................................       56,078
   1,663   Kansas City Power & Light Co..........................................       42,556
   1,283   Madison Gas & Electric Co.............................................       28,707
   9,007   Mirant Corp.*.........................................................      218,870
   2,888   Montana Power Co......................................................       64,229
   4,378   Niagara Mohawk Holdings Inc.*.........................................       75,871
   5,563   NiSource Inc..........................................................      149,645
   3,992   Northeast Utilities...................................................       90,139
     412   Northwestern Corp.....................................................        9,208
     884   NRG Energy, Inc.*.....................................................       22,489
   1,517   NSTAR.................................................................       56,463
   2,092   OGE Energy Corp.......................................................       47,739
   2,473   Orion Power Holdings, Inc.*...........................................       57,126
     651   Otter Tail Power Co...................................................       17,333
  10,529   PG & E Corp...........................................................      150,038
   2,277   Pinnacle West Capital Corp............................................       98,298
   3,096   Potomac Electric Power Co.............................................       66,223
   3,948   PPL Corp.*............................................................      165,619
   5,625   Progress Energy, Inc..................................................      231,750
   1,079   Public Service Company of New Mexico..................................       26,651
   5,814   Public Service Enterprise Group, Inc..................................      237,851
   2,290   Puget Energy Inc......................................................       56,792
   8,024   Reliant Energy, Inc...................................................      302,505
     954   RGS Energy Group Inc..................................................       30,165
   2,858   SCANA Corp............................................................       75,594
   2,107   Sierra Pacific Resources..............................................       30,783
  17,641   Southern Co. (The)....................................................      514,764
   3,393   TECO Energy, Inc......................................................       96,836
   7,244   TXU Corp..............................................................      273,316
     356   UIL Holdings Corp.....................................................       17,341
     792   UniSource Energy Corp.................................................       14,058
   3,278   UtiliCorp United, Inc.................................................       93,751
   1,845   Western Resources, Inc................................................       44,649
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   3,237   Wisconsin Energy Corp.................................................  $    65,064
     712   WPS Resources Corp.*..................................................       24,350
   9,259   Xcel Energy, Inc......................................................      235,827
                                                                                   -----------
                                                                                     8,364,980
                                                                                   -----------
           ELECTRICAL PRODUCTS (0.5%)
   1,028   Active Power, Inc.*...................................................       24,415
     346   Alpine Group, Inc. (The)*.............................................          927
   5,209   American Power Conversion Corp.*......................................       85,297
     549   American Superconductor Corp.*........................................       11,357
     742   AstroPower, Inc.*.....................................................       27,361
     857   Baldor Electric Co....................................................       18,700
     666   Belden Inc............................................................       18,388
     716   C&D Technologies, Inc.*...............................................       39,738
   1,110   Cable Design Technologies Corp.*......................................       22,921
   2,065   Capstone Turbine Corp.*...............................................       84,665
     109   Catalytica Energy Systems, Inc.*......................................        1,812
   2,544   Cooper Industries, Inc................................................      114,200
  11,659   Emerson Electric Co...................................................      886,084
   2,663   Energizer Holdings, Inc.*.............................................       65,510
     134   Franklin Electric Co., Inc............................................        9,514
   1,174   Genlyte Group Inc. (The)*.............................................       28,469
   1,634   Hubbell, Inc. (Class B)...............................................       46,781
     513   Littelfuse, Inc.*.....................................................       14,909
   1,044   MagneTek, Inc.*.......................................................       13,833
   5,354   Molex Inc.............................................................      232,564
   1,067   National Service Industries, Inc......................................       26,888
   2,008   Power-One, Inc.*......................................................       94,501
     593   Rayovac Corp..........................................................       10,721
     637   SLI, Inc.*............................................................        5,147
     664   Superior TeleCom Inc..................................................        3,021
   1,558   Thomas & Betts Corp...................................................       30,288
     492   Thomas Industries, Inc................................................       12,128
     869   Valence Technology, Inc.*.............................................       10,917
                                                                                   -----------
                                                                                     1,941,056
                                                                                   -----------
           ELECTRONIC COMPONENTS (0.6%)
   1,106   3DFX Interactive*.....................................................          380
     383   ACT Manufacturing, Inc................................................        8,857
   1,136   Amphenol Corp. (Class A)*.............................................       54,982
     602   Anaren Microwave Inc.*................................................       31,605
     326   APA Optics, Inc.*.....................................................        3,566
   1,070   APW Ltd.*.............................................................       43,474
   1,033   Artesyn Technologies, Inc.*...........................................       25,825
   4,767   AVX Corp.*............................................................      104,207
     577   AXT, Inc.*............................................................       21,349
     121   Bel Fuse Inc. (Class A)*..............................................        4,583

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     521   Benchmark Electronics, Inc.*..........................................  $    15,114
   1,063   Blue Wave Systems Inc.*...............................................        9,368
     278   California Amplifier, Inc.*...........................................        3,805
   1,949   Cree Research, Inc.*..................................................       67,240
     748   CTS Corp.*............................................................       33,630
   1,377   Hutchinson Technology Inc.*...........................................       22,376
   1,706   Intergrated Circuit Systems, Inc.*....................................       39,771
   5,185   Jabil Circuit, Inc.*..................................................      199,622
   2,386   Kemet Corp.*..........................................................       54,878
   2,949   Komag Inc.*...........................................................        4,700
   1,646   Kopin Corp.*..........................................................       25,307
     444   LightPath Technologies, Inc. (Class A)*...............................       11,322
   4,258   Luminent Inc.*........................................................       38,588
   1,871   MEMC Electronic Materials, Inc.*......................................       21,610
     943   Methode Electronics, Inc. (Class A)...................................       21,394
     307   NETsilicon, Inc.*.....................................................        2,034
     429   Park Electrochemical Corp.............................................       15,658
   1,087   Plexus Corp.*.........................................................       51,021
     670   Power Integrations, Inc.*.............................................       14,907
   2,613   Rambus Inc.*..........................................................      129,017
   1,941   Read Rite Corp.*......................................................       20,502
     220   Sage, Inc.*...........................................................        2,461
   1,837   SanDisk Corp.*........................................................       58,669
   8,264   Sanmina Corp.*........................................................      401,837
   1,160   Sawtek, Inc.*.........................................................       32,117
     602   SIPEX Corp.*..........................................................        8,578
  17,373   Solectron Corp.*......................................................      692,314
     435   Spectrian Corp.*......................................................        9,597
     688   Stanford Microdevices, Inc.*..........................................       19,221
   1,687   Stratos Lightwave, Inc.*..............................................       22,985
     320   Superconductor Technologies Inc.*.....................................        3,060
     894   Technitrol, Inc.*.....................................................       46,488
     531   Three-Five Systems, Inc.*.............................................       13,870
   1,019   TTM Techonologies, Inc.*..............................................       15,731
   3,653   Viasystems Group, Inc.*...............................................       36,603
   1,140   Vicor Corp.*..........................................................       40,755
   3,694   Vishay Intertechnology, Inc.*.........................................       80,529
   1,486   WJ Communications, Inc.*..............................................       20,432
                                                                                   -----------
                                                                                     2,605,939
                                                                                   -----------
           ELECTRONIC DISTRIBUTORS (0.1%)
     947   Anixter International, Inc.*..........................................       26,544
   2,672   Arrow Electronics, Inc.*..............................................       84,141
   2,493   Avnet, Inc............................................................       68,533
     513   Black Box Corp.*......................................................       36,936
   1,331   Brightpoint, Inc.*....................................................        6,405
   1,297   CellStar Corp.*.......................................................        2,594
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   3,096   CompuCom Systems, Inc.*...............................................  $     5,805
   1,883   Ingram Micro Inc. (Class A)*..........................................       30,994
     738   Kent Electronics Corp.*...............................................       16,826
     271   MCSi, Inc.*...........................................................        5,115
     668   Pioneer-Standard Electronics, Inc.....................................        9,352
   3,174   Safeguard Scientifics, Inc.*..........................................       37,421
     327   ScanSource, Inc.*.....................................................       13,877
   1,448   Tech Data Corp.*......................................................       52,218
                                                                                   -----------
                                                                                       396,761
                                                                                   -----------
           ELECTRONIC EQUIPMENT/INSTRUMENTS (1.0%)
  12,364   Agilent Technologies, Inc.*...........................................      674,456
     642   Caliper Technologies Corp.*...........................................       27,405
   1,067   Checkpoint Systems, Inc.*.............................................        9,550
   1,913   Diebold, Inc..........................................................       56,433
   1,020   Excel Technology, Inc.*...............................................       25,054
  11,168   Gemstar-TV Guide International, Inc.*.................................      578,642
     526   GenRad, Inc...........................................................        6,259
   1,106   Hypercom Corp.*.......................................................        6,636
  25,545   JDS Uniphase Corp.*...................................................    1,400,185
     301   Kronos, Inc.*.........................................................       11,946
     921   Mechanical Technology, Inc............................................        6,447
     895   MTS Systems Corp......................................................        6,936
     869   Newport Corp..........................................................       70,932
     676   NYFIX, Inc.*..........................................................       20,998
   1,059   Paxar Corp.*..........................................................       11,331
   1,346   PerkinElmer, Inc......................................................      131,222
     799   Radiant Systems, Inc.*................................................       17,478
     633   Robotic Vision Systems, Inc.*.........................................        2,215
   5,053   Rockwell International Corp...........................................      238,401
   3,953   SCI Systems, Inc.*....................................................      111,475
     586   SeaChange International, Inc.*........................................       15,502
   2,070   Sensormatic Electronics Corp.*........................................       39,910
     445   Spectra-Physics Lasers, Inc.*.........................................       17,661
   1,333   Sunrise Telecom Inc.*.................................................       15,080
   2,590   Tektronix, Inc.*......................................................       99,715
   1,395   Unova, Inc.*..........................................................        5,943
   3,489   Waters Corp.*.........................................................      256,546
   1,151   Wave Systems Corp. (Class A)*.........................................       10,719
  17,905   Xerox Corp............................................................      146,284
     756   Zomax, Inc.*..........................................................        4,985
     387   Zygo Corp.*...........................................................       17,221
                                                                                   -----------
                                                                                     4,043,567
                                                                                   -----------
           ELECTRONIC PRODUCTION EQUIPMENT (0.7%)
     660   ADE Corportion*.......................................................       10,725
     860   Advanced Energy Industries, Inc.*.....................................       26,391
   4,145   Amkor Technology, Inc.*...............................................       94,299
  22,139   Applied Materials, Inc.*..............................................    1,113,868

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,095   Artisan Components, Inc.*.............................................  $    13,003
     811   Asyst Technologies, Inc.*.............................................       14,497
     735   ATMI, Inc.*...........................................................       18,421
   4,912   Axcelis Technologies, Inc.*...........................................       54,953
     479   Brooks Automation, Inc.*..............................................       18,142
   1,155   Cognex Corp.*.........................................................       30,373
     500   Cohu, Inc.............................................................        9,437
   1,433   Credence Systems Corp.*...............................................       36,004
     780   Cymer, Inc.*..........................................................       26,812
     462   DuPont Photomasks, Inc.*..............................................       35,401
     717   Electro Scientific Industries, Inc.*..................................       25,453
     503   Electroglas, Inc.*....................................................        9,431
     904   EMCORE Corp.*.........................................................       37,685
     692   FEI Co.*..............................................................       20,500
     541   FSI International, Inc.*..............................................        5,444
     564   Helix Technology Corp.................................................       17,484
     283   Ibis Technology Corp.*................................................        8,914
     434   Keithley Instruments, Inc.............................................       27,711
   5,076   KLA-Tencor Corp.*.....................................................      232,861
   1,184   Kulicke & Soffa Industries, Inc.*.....................................       19,758
   3,343   Lam Research Corp.*...................................................       88,381
   1,220   LTX Corp.*............................................................       22,189
     752   Mattson Technology, Inc.*.............................................       11,985
   1,683   Mentor Graphics Corp.*................................................       47,545
     983   MKS Instruments, Inc.*................................................       23,094
     580   Nanometrics Inc.*.....................................................       11,854
   3,893   Novellus Systems, Inc.*...............................................      188,324
     778   Numerical Technologies, Inc.*.........................................       19,936
     180   Photon Dynamics, Inc.*................................................        4,961
     806   Photronics, Inc.*.....................................................       28,311
     626   PRI Automation, Inc.*.................................................       20,345
     312   Rudolph Technologies, Inc.*...........................................       15,834
     988   Semitool Inc*.........................................................       13,523
     906   Silicon Valley Group, Inc.*...........................................       32,616
     727   SpeedFam-IPEC, Inc.*..................................................        6,770
   1,771   Synopsys, Inc.*.......................................................       92,092
   4,734   Teradyne, Inc.*.......................................................      207,444
     542   Therma-Wave Inc.*.....................................................        8,672
     727   Ultratech Stepper, Inc.*..............................................       22,855
     852   Varian Semiconductor Equipment Associates, Inc.*......................       26,412
     670   Veeco Instruments, Inc.*..............................................       38,002
                                                                                   -----------
                                                                                     2,838,712
                                                                                   -----------
           ELECTRONICS/APPLIANCE STORES (0.2%)
   5,643   Best Buy Co., Inc.*...................................................      281,021
     720   Blockbuster, Inc. (Class A)...........................................        8,028
   5,465   Circuit City Stores - Circuit City Group..............................      103,288
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,423   Electronics Boutique Holdings Corp.*..................................  $    28,460
     987   Hollywood Entertainment Corp.*........................................        1,018
   1,042   InterTan, Inc.*.......................................................       13,015
   5,066   RadioShack Corp.......................................................      278,833
     271   REX Stores Corp.*.....................................................        5,393
     932   Trans World Entertainment Corp.*......................................        8,679
     518   Tweeter Home Entertainment Group, Inc.*...............................       10,263
     192   Ultimate Electronics Inc.*............................................        6,000
                                                                                   -----------
                                                                                       743,998
                                                                                   -----------
           ELECTRONICS/APPLIANCES (0.1%)
     996   3DO Co. (The)*........................................................        3,019
     756   Applica Inc.*.........................................................        5,065
   1,567   Fedders Corp..........................................................        8,462
     900   Harman International Industries, Inc..................................       31,734
   3,121   Helen of Troy Ltd. (Bermuda)..........................................       17,946
     159   Interlogix, Inc.*.....................................................        3,240
   2,117   Maytag Corp...........................................................       74,095
     249   National Presto Industries, Inc.......................................        8,366
     351   ParkerVision, Inc.*...................................................       13,075
   1,123   Polaroid Corp.........................................................        7,805
     336   Salton, Inc.*.........................................................        7,342
   2,362   Sunbeam Corp.*........................................................        1,205
   1,136   Universal Electronics Inc.*...........................................       23,856
   1,951   Whirlpool Corp........................................................      102,408
                                                                                   -----------
                                                                                       307,618
                                                                                   -----------
           ENGINEERING & CONSTRUCTION (0.1%)
   3,084   Comfort Systems USA, Inc.*............................................        7,617
   1,142   Dycom Industries, Inc.*...............................................       24,233
     473   EMCOR Group, Inc.*....................................................       13,197
   3,559   Encompass Services Corp.*.............................................       21,354
   2,052   Flour Corp.*..........................................................       66,567
   3,063   Foster Wheeler Corp.*.................................................       25,423
     682   Granite Construction Inc..............................................       20,194
     659   Insituform Technologies, Inc. (Class A)*..............................       22,818
   2,910   Integrated Electrical Services, Inc.*.................................       18,682
     681   Jacobs Engineering Group, Inc.*.......................................       32,518
   1,291   MasTec, Inc.*.........................................................       24,697
   1,754   Quanta Services, Inc.*................................................       56,549
   3,776   Spectrasite Holdings, Inc.*...........................................       62,304
   1,379   URS Corp.*............................................................       26,808

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   2,961   Washington Group International Inc.*..................................  $    31,387
                                                                                   -----------
                                                                                       454,348
                                                                                   -----------
           ENVIRONMENTAL SERVICES (0.2%)
   5,371   Allied Waste Industries, Inc.*........................................       80,296
     583   Casella Waste Systems, Inc. (Class A)*................................        4,391
     958   IT Group, Inc. (The)*.................................................        4,311
     367   Landauer, Inc.........................................................        7,652
   3,766   Newpark Resources, Inc.*..............................................       26,852
   4,717   Republic Services, Inc.*..............................................       64,859
   1,052   Tetra Tech, Inc.*.....................................................       24,262
   2,623   U.S. Plastic Lumber Corp.*............................................        4,754
     692   Waste Connections, Inc.*..............................................       19,592
     322   Waste Industries Inc.*................................................        1,932
  16,966   Waste Management, Inc.................................................      413,970
                                                                                   -----------
                                                                                       652,871
                                                                                   -----------
           FINANCE/RENTAL/LEASING (1.7%)
     574   Aaron Rents, Inc (Class A)............................................        8,610
     553   Advanta Corp. (Class A)...............................................        7,742
   2,191   Allied Capital Corp...................................................       50,530
     372   AMERCO*...............................................................        7,812
     751   American Capital Strategies, Ltd......................................       18,869
   2,068   AmeriCredit Corp.*....................................................       73,104
     950   Ampal-American Israel Corp. (Class A)*................................        7,481
   1,311   ANC Rental Corp.*.....................................................        4,261
     850   Avis Group Holdings, Inc.*............................................       27,854
   1,319   Budget Group, Inc. (Class A)*.........................................        3,574
   5,355   Capital One Financial Corp............................................      337,472
     989   Cash American International, Inc......................................        5,637
     737   Charter Municipal Mortgage Acceptance Co..............................       10,981
   7,068   CIT Group, Inc. (The) (Series A)......................................      166,027
   4,092   Comdisco, Inc.........................................................       66,577
   1,248   CompuCredit Corp.*....................................................       10,686
   3,116   Countrywide Credit Industries, Inc....................................      150,222
   1,617   Credit Acceptance Corp.*..............................................       10,005
     488   Dollar Thrifty Automotive Group, Inc.*................................        9,994
   1,156   Doral Financial Corp..................................................       28,828
     752   Electro Rent Corp.*...................................................       12,173
     183   ePlus, Inc.*..........................................................        2,562
  27,495   Fannie Mae............................................................    2,039,579
     485   Financial Federal Corp.*..............................................       11,713
   2,949   FiNet.com, Inc.*......................................................          645
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,545   FINOVA Group, Inc.....................................................  $     1,715
  18,972   Freddie Mac...........................................................    1,157,292
   1,296   GATX Corp.............................................................       59,759
   1,218   Heller Financial, Inc.*...............................................       41,668
   1,087   Hertz Corp. (Class A).................................................       38,360
  12,892   Household International, Inc..........................................      741,032
   3,588   Imperial Credit Industries, Inc.*.....................................        3,588
   3,410   Interpool, Inc........................................................       61,107
  23,248   MBNA Corp.............................................................      841,345
     522   McGrath Rent Corp.....................................................       11,092
     432   Medallion Financial Corp..............................................        6,210
   1,658   Metris Companies, Inc.................................................       43,771
     809   National Equipment Services, Inc.*....................................        3,155
   1,297   NationsRent, Inc.*....................................................        2,335
     730   Neff Corp.*...........................................................        1,898
     541   New Century Financial Corp.*..........................................        5,207
   1,210   NextCard, Inc.*.......................................................       13,839
   7,798   Providian Financial Corp..............................................      455,013
   1,315   Rent-Way, Inc.*.......................................................        9,336
   1,238   Rollins Truck Leasing Corp............................................       15,945
   1,620   Ryder System, Inc.....................................................       32,157
     537   Student Loan Corp. (The)..............................................       29,508
   1,889   United Rentals, Inc.*.................................................       32,661
   4,208   USA Education Inc.....................................................      264,389
     481   WFS Financial Inc.*...................................................       10,131
     217   White Mountains Insurance Group, Inc..................................       63,581
     237   XTRA Corp.*...........................................................       11,542
                                                                                   -----------
                                                                                     7,030,574
                                                                                   -----------
           FINANCIAL CONGLOMERATES (3.2%)
  36,352   American Express Co...................................................    1,712,179
 137,366   Citigroup, Inc........................................................    7,688,375
   8,878   Conseco, Inc..........................................................      149,861
   8,599   Hancock (John) Financial Services.....................................      299,675
  51,779   J.P. Morgan Chase & Co................................................    2,847,327
   1,486   Leucadia National Corp................................................       49,558
   1,316   Liberty Financial Co., Inc............................................       59,602
     873   StanCorp Financial Group, Inc.........................................       38,072
   4,401   State Street Corp.....................................................      497,005
     194   Wesco Financial Corp..................................................       55,338
                                                                                   -----------
                                                                                    13,396,992
                                                                                   -----------
           FINANCIAL PUBLISHING/SERVICES (0.3%)
     822   Advent Software, Inc.*................................................       45,364
   1,067   Aether Systems, Inc*..................................................       53,683
   2,112   Ashton Technology Group, Inc. (The)*..................................        4,224

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     567   BARRA, Inc.*..........................................................  $    27,854
   1,253   Data Broadcasting Corp.*..............................................        6,226
   3,855   Equifax, Inc..........................................................      114,301
     888   FactSet Research Systems Inc..........................................       33,247
     297   MarketWatch.com, Inc.*................................................        1,615
   5,314   McGraw-Hill Companies, Inc............................................      339,299
   4,424   Moody's Corp..........................................................      123,872
     684   Multex.com, Inc.*.....................................................       12,568
   1,452   SEI Investments Co....................................................      119,971
      96   SmartServ Online, Inc.................................................        1,146
   3,601   SunGard Data Systems Inc.*............................................      179,870
   1,413   Thestreet.com, Inc.*..................................................        5,299
   1,456   Track Data Corp.*.....................................................        1,410
     522   Tradestation Group Inc.*..............................................        1,631
     269   Value Line, Inc.......................................................        9,776
                                                                                   -----------
                                                                                     1,081,356
                                                                                   -----------
           FOOD DISTRIBUTORS (0.1%)
     885   Fleming Companies, Inc................................................       14,142
     362   Performance Food Group Co.*...........................................       18,100
   3,659   Supervalu, Inc........................................................       49,031
  18,188   SYSCO Corp............................................................      489,621
     874   United Natural Foods, Inc.*...........................................       16,333
                                                                                   -----------
                                                                                       587,227
                                                                                   -----------
           FOOD RETAIL (0.5%)
   2,815   7-Eleven, Inc.*.......................................................       28,572
  11,550   Albertson's, Inc......................................................      327,442
   1,350   Casey's General Stores, Inc.*.........................................       16,200
   4,943   Delhaize America, Inc.................................................       96,685
     968   Great Atlantic & Pacific Tea Co., Inc.................................        9,670
     737   Ingles Markets, Inc. (Class A)........................................        8,475
  22,541   Kroger Co.*...........................................................      553,382
     826   Pantry, Inc. (The)*...................................................        8,105
   1,108   Ruddick Corp..........................................................       12,664
  13,568   Safeway Inc.*.........................................................      687,491
   3,083   Smart & Final, Inc.*..................................................       28,734
   1,120   Weis Markets, Inc.....................................................       42,000
     716   Whole Foods Market, Inc.*.............................................       40,722
   1,205   Wild Oats Markets, Inc.*..............................................        8,510
   3,883   Winn-Dixie Stores, Inc................................................       77,194
                                                                                   -----------
                                                                                     1,945,846
                                                                                   -----------
           FOOD: MAJOR DIVERSIFIED (0.6%)
   1,599   Aurora Foods, Inc.*...................................................        7,675
  11,494   Campbell Soup Co......................................................      378,153
   1,126   Del Monte Foods Co.*..................................................        9,301
   1,463   Dole Food Co., Inc....................................................       26,129
   7,790   General Mills, Inc....................................................      326,401
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   9,465   Heinz (H.J.) Co.......................................................  $   414,472
  11,071   Kellogg Co............................................................      290,060
   3,619   Quaker Oats Company (The).............................................      343,805
   8,378   Ralston-Ralston Purina Group..........................................      261,058
  23,815   Sara Lee Corp.........................................................      505,831
                                                                                   -----------
                                                                                     2,562,885
                                                                                   -----------
           FOOD: MEAT/FISH/DAIRY (0.2%)
  14,549   ConAgra, Inc..........................................................      340,447
     934   Dean Foods Co.........................................................       32,307
     768   Dreyer's Grand Ice Cream, Inc.........................................       27,168
   3,803   Hormel Foods Corp.....................................................       73,360
   2,845   IBP, Inc..............................................................       73,287
     387   Michael Foods, Inc....................................................       11,392
   1,090   Pilgrim's Pride Corp. (Class B).......................................       11,707
      40   Seaboard Corp.........................................................        6,720
   1,517   Smithfield Foods, Inc.*...............................................       45,510
     787   Suiza Foods Corp.*....................................................       36,171
   6,059   Tyson Foods, Inc. (Class A)...........................................       82,402
                                                                                   -----------
                                                                                       740,471
                                                                                   -----------
           FOOD: SPECIALTY/CANDY (0.2%)
    4362   American Italian Pasta Co. (Class A)*.................................       12,036
   5,088   Chiquita Brands International, Inc.*..................................        8,904
   1,140   Earthgrains Co........................................................       21,683
      49   Farmer Brothers Co....................................................       10,045
   2,687   Flowers Industries, Inc...............................................       44,739
   2,964   Fresh Del Monte Produce, Inc..........................................       18,080
     689   Gum Tech International, Inc.*.........................................        5,856
     793   Hain Celestial Group, Inc.*...........................................       25,475
   3,732   Hershey Foods Corp....................................................      222,054
   1,669   International Multifoods Corp.........................................       36,251
   1,773   Interstate Bakeries Corp..............................................       27,393
     427   J & J Snack Foods*....................................................        6,538
   2,320   Keebler Foods Co......................................................       97,046
     783   Lance, Inc............................................................        9,396
     567   Mannatech, Inc.*......................................................          691
   1,855   McCormick & Co., Inc..................................................       67,615
   1,733   NBTY, Inc.*...........................................................       10,344
     925   Neose Technologies, Inc.*.............................................       32,259
     546   Ralcorp Holdings, Inc.*...............................................        9,107
     501   Riviana Foods, Inc....................................................        9,206
     657   Smucker (J.M.) Co.....................................................       16,195
     897   Tootsie Roll Industries, Inc..........................................       45,478
   1,086   Twinlab Corp.*........................................................        3,462
   1,331   Vlasic Foods International Inc.*......................................          915

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   3,102   Wrigley (Wm.) Jr. Co..................................................  $   271,115
                                                                                   -----------
                                                                                     1,011,883
                                                                                   -----------
           FOREST PRODUCTS (0.1%)
   2,172   Georgia-Pacific Corp. (Timber Group)..................................       69,287
   2,686   Louisiana-Pacific Corp................................................       29,949
   1,343   Pope & Talbot, Inc....................................................       20,669
     693   Rayonier Inc..........................................................       29,709
     629   Universal Forest Products, Inc........................................        8,885
   6,010   Weyerhaeuser Co.......................................................      315,525
                                                                                   -----------
                                                                                       474,024
                                                                                   -----------
           GAS DISTRIBUTORS (0.3%)
   1,493   AGL Resources, Inc....................................................       30,606
     868   Atmos Energy Corp.....................................................       21,240
   1,337   Cascade Natural Gas Corp..............................................       23,665
     823   Energen Corp..........................................................       24,073
     883   Equitable Resources, Inc..............................................       51,814
   3,665   KeySpan Corp..........................................................      138,537
   3,120   Kinder Morgan, Inc....................................................      169,572
     437   Laclede Gas Co........................................................        9,286
   2,462   MCN Energy Group Inc..................................................       65,489
   1,759   MDU Resources Group, Inc..............................................       51,011
   1,072   National Fuel Gas Co..................................................       56,291
     482   New Jersey Resources Corp.............................................       17,959
   3,378   NewPower Holdings, Inc.*..............................................       35,807
   1,248   Nicor Inc.............................................................       44,504
     687   Northwest Natural Gas Co..............................................       16,495
     377   NUI Corp..............................................................       10,141
     754   ONEOK, Inc............................................................       33,696
     948   Peoples Energy Corp...................................................       34,830
     820   Piedmont Natural Gas Co...............................................       27,478
   2,187   Questar Corp..........................................................       60,908
   1,070   SEMCO ENERGY, Inc.....................................................       15,087
   5,572   Sempra Energy.........................................................      113,502
     355   South Jersey Industries, Inc..........................................       10,472
   1,330   Southern Union Co.....................................................       27,797
     857   Southwest Gas Corp....................................................       18,468
   1,122   Southwestern Energy Co................................................       10,120
     757   UGI Corp..............................................................       17,608
   1,607   Vectren Corp..........................................................       36,961
   1,249   WGL Holdings Inc......................................................       34,722
                                                                                   -----------
                                                                                     1,208,139
                                                                                   -----------
           HOME BUILDING (0.1%)
     207   Beazer Homes USA Inc.*................................................        9,915
   1,596   Centex Corp...........................................................       65,181
   1,037   Champion Enterprises, Inc.*...........................................        7,311
   3,766   Clayton Homes, Inc....................................................       51,782
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     485   Crossmann Communities, Inc.*..........................................  $    12,671
   1,810   D.R. Horton, Inc......................................................       42,589
     791   Fairfield Communities, Inc.*..........................................       11,596
     779   Fleetwood Enterprises, Inc............................................       10,914
   1,314   KB HOME...............................................................       42,061
   1,682   Lennar Corp...........................................................       61,898
     599   M.D.C. Holdings, Inc..................................................       20,665
     243   NVR, Inc.*............................................................       27,945
   1,880   Oakwood Homes Corp....................................................        2,895
     637   Palm Harbor Homes, Inc.*..............................................       12,700
   1,134   Pulte Corp............................................................       39,123
     412   Ryland Group, Inc. (The)..............................................       18,989
     347   Skyline Corp..........................................................        7,742
     874   Standard Pacific Corp.................................................       24,603
     978   Toll Brothers, Inc.*..................................................       34,034
     903   Walter Industries, Inc................................................        7,405
     438   Webb (Del) Corp.*.....................................................       13,565
                                                                                   -----------
                                                                                       525,584
                                                                                   -----------
           HOME FURNISHINGS (0.1%)
     592   Bassett Furniture Industries, Inc.....................................        7,474
   1,168   Department 56, Inc.*..................................................       14,191
     597   Enesco Group..........................................................        3,015
   1,071   Ethan Allen Interiors, Inc............................................       39,381
   1,355   Furniture Brands International, Inc.*.................................       34,688
   1,551   La-Z-Boy, Inc.........................................................       26,010
   5,279   Leggett & Platt, Inc..................................................      110,859
     318   Libbey, Inc...........................................................       10,052
   1,451   Mohawk Industries, Inc.*..............................................       45,706
   7,276   Newell Rubbermaid, Inc................................................      197,907
     394   Oneida Ltd............................................................        6,927
   1,511   Tupperware Corp.......................................................       31,822
   1,274   Westpoint Stevens, Inc................................................       11,517
                                                                                   -----------
                                                                                       539,549
                                                                                   -----------
           HOME IMPROVEMENT CHAINS (0.9%)
   1,035   Fastenal Co...........................................................       58,542
  63,210   Home Depot, Inc. (The)................................................    3,046,722
  10,445   Lowe's Companies, Inc.................................................      558,285
                                                                                   -----------
                                                                                     3,663,549
                                                                                   -----------
           HOSPITAL/NURSING MANAGEMENT (0.3%)
   1,074   Alterra Healthcare Corp.*.............................................        1,772
   2,765   Beverly Enterprises, Inc.*............................................       20,710
   2,351   Community Health Systems*.............................................       58,916
  15,232   HCA-The Healthcare Corp...............................................      569,829
   6,700   Health Management Associates, Inc. (Class A)*.........................      108,071
     880   LifePoint Hospitals, Inc.*............................................       28,930

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   2,748   Manor Care, Inc.*.....................................................  $    52,899
     964   NovaMed Eyecare, Inc.*................................................        2,832
   1,325   Orthodontic Centers of America, Inc.*.................................       30,157
     831   Province Healthcare Co................................................       22,697
   1,944   Quorum Health Group, Inc.*............................................       28,795
   1,603   Res-Care, Inc.*.......................................................        9,518
   1,510   Sunrise Assisted Living, Inc.*........................................       30,389
   8,593   Tenet Healthcare Corp.*...............................................      374,827
     874   Triad Hospitals, Inc.*................................................       24,800
     807   Universal Health Services, Inc. (Class B)*............................       66,093
                                                                                   -----------
                                                                                     1,431,235
                                                                                   -----------
           HOTELS/RESORTS/CRUISELINES (0.3%)
     422   American Classic Voyager Co.*.........................................        7,121
   1,037   Boca Resorts, Inc.*...................................................       14,414
  16,087   Carnival Corp.*.......................................................      518,967
   1,289   Choice Hotels International, Inc.*....................................       19,206
     446   Crestline Capital Corp................................................       11,351
   2,560   Extended Stay America, Inc.*..........................................       44,416
  10,058   Hilton Hotels Corp....................................................      119,087
     779   Marcus Corp. (The)....................................................       11,295
   6,520   Marriott International, Inc. (Class A)................................      300,963
   1,157   Prime Hospitality Corp.*..............................................       15,330
   1,090   ResortQuest International, Inc.*......................................        8,001
   4,826   Royal Caribbean Cruises Ltd...........................................      126,345
   5,277   Starwood Hotels & Resorts Worldwide, Inc..............................      203,164
     363   Trendwest Resorts, Inc.*..............................................       10,368
     751   Vail Resorts, Inc.*...................................................       16,755
                                                                                   -----------
                                                                                     1,426,783
                                                                                   -----------
           HOUSEHOLD/PERSONAL CARE (1.5%)
   1,498   Alberto-Culver Co. (Class B)..........................................       58,137
   6,480   Avon Products, Inc....................................................      274,104
   1,179   Carter-Wallace, Inc...................................................       28,874
     980   Church & Dwight Co., Inc..............................................       24,490
   6,406   Clorox Co.............................................................      216,202
  15,677   Colgate-Palmolive Co..................................................      941,874
     660   Del Laboratories, Inc.................................................        6,567
   2,659   Dial Corp. (The)......................................................       37,386
   3,388   Estee Lauder Companies, Inc. (Class A) (The)..........................      129,083
  28,735   Gillette Co.*.........................................................      908,601
     889   Guest Supply, Inc.....................................................       22,643
   2,755   International Flavors & Fragrances, Inc...............................       60,803
  14,688   Kimberly-Clark Corp...................................................      951,048
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   2,711   Nu Skin Asia Pacific Inc. (Class A)...................................  $    15,995
   1,445   Playtex Products, Inc.*...............................................       13,395
  35,697   Procter & Gamble Co. (The)............................................    2,564,472
   2,487   Revlon Inc. (Class A)*................................................       14,425
                                                                                   -----------
                                                                                     6,268,099
                                                                                   -----------
           INDUSTRIAL CONGLOMERATES (3.8%)
 270,338   General Electric Co.**................................................   12,435,548
  21,864   Honeywell International, Inc..........................................    1,033,074
   2,363   ITT Industries, Inc.*.................................................       94,166
  10,789   Minnesota Mining & Manufacturing Co...................................    1,193,803
  12,778   United Technologies Corp..............................................      958,094
                                                                                   -----------
                                                                                    15,714,685
                                                                                   -----------
           INDUSTRIAL MACHINERY (0.3%)
     205   Actuant Corp..........................................................        3,686
     235   CIRCOR International, Inc.............................................        2,890
   1,021   Flowserve Corp.*......................................................       23,013
     552   Graco Inc.............................................................       20,849
     777   IDEX Corp.............................................................       23,574
   8,238   Illinois Tool Works Inc...............................................      539,589
   4,350   Ingersoll-Rand Co.....................................................      192,748
     794   Kennametal, Inc.......................................................       21,716
   1,077   Lincoln Electric Holdings, Inc........................................       19,857
   1,158   McDermott International, Inc.*........................................       16,328
     660   Milacron Inc..........................................................       12,137
     862   Nordson Corp..........................................................       25,213
   3,056   Parker-Hannifin Corp..................................................      133,853
   1,264   Presstek, Inc.*.......................................................       14,615
     456   Regal-Beloit Corp.....................................................        8,117
   1,012   Robbins & Myers, Inc..................................................       26,413
     794   Roper Industries, Inc.................................................       30,410
     503   Tecumseh Products Co..................................................       24,867
     261   Tennant Co............................................................       11,322
   1,367   Thermo Fibertek, Inc..................................................        4,470
   1,234   Wabtec Corp...........................................................       17,091
   1,571   Watts Industries, Inc.................................................       22,937
     384   Woodward Governor Co..................................................       18,720
                                                                                   -----------
                                                                                     1,214,415
                                                                                   -----------
           INDUSTRIAL SPECIALTIES (0.3%)
     631   Albany International Corp. (Class A)..................................       10,538
     537   Bacou USA, Inc.*......................................................       14,306
     792   BMC Industries, Inc...................................................        4,055
     895   BP Prudhoe Bay Royalty Trust..........................................       11,689
     619   Brady (W.H.) Co.......................................................       22,965
     939   Buckeye Technologies Inc.*............................................       13,118

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     644   Cabot Microelectronics Corp.*.........................................  $    54,619
     469   CUNO, Inc.*...........................................................       11,754
   1,237   Donaldson Co., Inc....................................................       34,512
   3,484   Ecolab, Inc...........................................................      144,760
     585   Energy Conversion Devices, Inc.*......................................       16,709
     925   Ferro Corp............................................................       21,774
   2,371   Foamex International Inc.*............................................       12,040
     350   Fuller (H.B.) Co......................................................       13,541
     295   Ionics, Inc.*.........................................................        8,525
   2,006   Lydall, Inc.*.........................................................       21,725
     811   MacDermid, Inc........................................................       15,571
     700   Material Sciences Corp.*..............................................        5,740
   1,238   Millipore Corp........................................................       68,709
     450   Mine Safety Appliances Co.............................................       10,642
   3,133   Omnova Solutions, Inc.................................................       20,364
   4,747   PPG Industries, Inc.*.................................................      219,216
     556   Research Frontiers Inc................................................       11,502
     412   Rogers Corp.*.........................................................       16,068
   2,725   RPM, Inc..............................................................       25,070
   4,440   Sherwin-Williams Co...................................................      119,214
     651   Spartech Corp.*.......................................................       12,369
     799   Symyx Technologies, Inc.*.............................................       30,562
   1,076   UCAR International, Inc...............................................       11,029
   1,148   Valspar Corp. (The)...................................................       37,459
   1,246   WD-40 Co..............................................................       26,400
   1,363   Zoltek Companies, Inc.*...............................................        5,026
                                                                                   -----------
                                                                                     1,051,571
                                                                                   -----------
           INFORMATION TECHNOLOGY SERVICES (0.6%)
   1,117   American Management Systems, Inc.*....................................       25,202
   1,313   American Software, Inc. (Class A)*....................................        3,282
     859   Analysts International Corp...........................................        6,120
     445   CACI International Inc. (Class A)*....................................       11,125
   1,441   Cambridge Technology Partners, Inc.*..................................        5,764
   1,492   CIBER, Inc.*..........................................................        9,235
   5,069   Citrix Systems, Inc.*.................................................      181,850
     164   Cognizant Technology Solutions Corp...................................        8,077
     991   Complete Business Solutions, Inc.*....................................       10,529
   4,589   Computer Sciences Corp.*..............................................      296,449
     645   Computer Task Group, Inc.*............................................        4,321
   1,140   Datatec Systems, Inc.*................................................        3,099
     994   Documentum, Inc.*.....................................................       42,990
  12,732   Electronic Data Systems Corp..........................................      708,536
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,790   Epicor Software Corp.*................................................  $     3,412
   1,112   Henry (Jack) & Associates, Inc........................................       50,735
   1,273   iGATE Capital Corp.*..................................................        5,172
   1,106   IMRglobal Corp.*......................................................        7,224
   2,520   Indus International, Inc.*............................................       11,025
   8,138   Infonet Services Corp. (Class B)*.....................................       44,678
   2,982   J.D. Edwards & Co.*...................................................       51,067
     864   JDA Software Group, Inc.*.............................................        9,396
   1,879   Keane, Inc.*..........................................................       31,661
     617   Level 8 Systems, Inc.*................................................        2,237
     695   Manhattan Associates, Inc.*...........................................       26,149
   3,946   MarchFirst, Inc.*.....................................................       13,194
     500   McAfee.com Corp.*.....................................................        2,937
     392   MICROS Systems, Inc.*.................................................        7,105
   1,351   National Instruments Corp.*...........................................       66,537
     614   NetScout Systems, Inc.*...............................................        6,831
     359   Netsolve, Inc.*.......................................................        2,580
   7,633   PeopleSoft, Inc.*.....................................................      312,953
   2,521   Perot Systems Corp. (Class A)*........................................       32,773
     662   Predictive Systems, Inc.*.............................................        4,344
   2,204   QAD, Inc.*............................................................        5,648
     894   Rainmaker Systems, Inc................................................        1,844
   2,058   Reynolds & Reynolds Co. (Class A).....................................       43,424
   1,061   RSA Security, Inc.*...................................................       65,782
     737   Saga Systems, Inc.*...................................................        8,461
   3,162   Sapient Corp.*........................................................       53,359
     702   StorageNetworks, Inc.*................................................       19,612
   1,106   SVI Holdings, Inc.*...................................................        1,935
   1,110   Sykes Enterprises, Inc.*..............................................        6,105
   1,003   Syntel, Inc.*.........................................................        6,958
     813   Systems & Computer Technology Corp.*..................................       10,467
     482   Tanning Technology Corp.*.............................................        2,651
   1,023   Technology Solutions Co...............................................        3,389
   8,543   Unisys Corp.*.........................................................      146,512
     819   USDATA Corp.*.........................................................        1,331
   1,302   viaLink Co. (The).....................................................        3,255
   1,938   Wind River Systems, Inc.*.............................................       73,644
     663   Zamba Corp.*..........................................................        2,155
                                                                                   -----------
                                                                                     2,465,121
                                                                                   -----------
           INSURANCE BROKERS/SERVICES (0.3%)
   6,960   AON Corp..............................................................      244,644
     776   Brown & Brown, Inc....................................................       26,733
     796   CCC Information Services Group, Inc.*.................................        6,567
   1,100   ChoicePoint Inc.*.....................................................       58,399

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,407   Copart, Inc.*.........................................................  $    26,469
     189   CorVel Corp.*.........................................................        6,686
   1,189   Crawford & Co.........................................................       14,803
     333   E. W. Blanch Holdings, Inc............................................        4,329
   2,082   Gallagher (Arthur J.) & Co............................................       53,861
     382   Hilb, Rogal & Hamilton Co.............................................       13,416
   7,406   Marsh & McLennan Companies, Inc.......................................      800,959
                                                                                   -----------
                                                                                     1,256,866
                                                                                   -----------
           INTEGRATED OIL (2.8%)
   2,435   Amerada Hess Corp.....................................................      168,989
  17,814   Chevron Corp..........................................................    1,483,550
  16,998   Conoco, Inc. (Class B)................................................      479,344
  95,087   Exxon Mobil Corp......................................................    8,001,571
   1,210   Murphy Oil Corp.......................................................       70,107
   6,953   Phillips Petroleum Co.................................................      407,654
   1,344   Pure Resources, Inc.*.................................................       27,216
  15,046   Texaco, Inc...........................................................      923,824
                                                                                   -----------
                                                                                    11,562,255
                                                                                   -----------
           INTERNET RETAIL (0.0%)
   1,961   1-800-Flowers.com, Inc. (Class H)*....................................       12,501
   9,721   Amazon.com, Inc.*.....................................................      168,295
   2,585   Ashford.com, Inc.*....................................................        2,262
   2,691   Barnesandnoble.com. Inc.*.............................................        5,887
   3,258   BUY.COM*..............................................................        3,054
   1,139   Cyberian Outpost, Inc.*...............................................        2,171
   1,463   Egghead.com, Inc.*....................................................        1,509
   2,444   EMusic.com Inc.*......................................................        1,146
   3,042   eToys, Inc.*..........................................................          951
   2,021   iGo Corp..............................................................        2,779
     540   Webvan Group Inc.*....................................................          287
                                                                                   -----------
                                                                                       200,842
                                                                                   -----------
           INTERNET SOFTWARE/SERVICES (1.3%)
     449   About.com, Inc.*......................................................       12,432
     677   Accrue Software, Inc.*................................................        1,354
     848   Agency.com, Inc.*.....................................................        3,445
   1,251   Agile Software Co.*...................................................       61,612
   2,846   Akamai Technologies, Inc.*............................................       82,712
     676   Allaire Corp.*........................................................        6,253
   1,334   Alloy Online, Inc.*...................................................       10,422
   3,183   Applied Digital Solutions, Inc.*......................................        8,355
     771   AppliedTheory Corp.*..................................................        1,903
     347   Apropos Technology, Inc.*.............................................        2,559
   6,762   Ariba, Inc.*..........................................................      252,307
   1,845   Art Technology Group, Inc.*...........................................       70,110
     930   Ask Jeeves, Inc.*.....................................................        3,487
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
  10,916   At Home Corp. (Series A)*.............................................  $    70,954
   6,700   BEA Systems, Inc.*....................................................      441,781
   1,882   Blue Martini Software, Inc.*..........................................       22,819
     553   Braun Consulting, Inc.*...............................................        3,594
   1,219   Broadbase Software, Inc.*.............................................        7,009
   7,292   BroadVision, Inc.*....................................................       97,986
     437   C-Bridge Internet Solutions, Inc.*....................................        2,895
     800   CAIS Internet, Inc.*..................................................        1,250
     603   Centra Software, Inc.*................................................        4,711
     878   Chordiant Software, Inc.*.............................................        3,402
   1,696   Circle.com*...........................................................        1,166
     283   Clarus Corp.*.........................................................        2,618
     999   Click Commerce, Inc.*.................................................       30,032
   8,707   CMGI Inc.*............................................................       53,330
   3,259   CNET Networks, Inc.*..................................................       58,458
     919   Cobalt Group, Inc. (The)*.............................................        3,733
   5,241   Commerce One, Inc.*...................................................      160,178
     399   Concero, Inc.*........................................................          973
   1,743   Critical Path, Inc.*..................................................       18,955
     951   CUseeMe Networks, Inc.*...............................................        2,794
     469   CyberCash, Inc.*......................................................          616
     605   CyberSource Corp.*....................................................        2,647
     726   Cysive, Inc.*.........................................................        4,855
     893   Data Return Corp.*....................................................        5,246
     633   Digex, Inc.*..........................................................       17,368
     578   Digital Insight Corp.*................................................       10,259
   1,797   Digital Island, Inc.*.................................................       10,838
     495   Digital River, Inc.*..................................................        4,053
   1,491   Digitas Inc.*.........................................................       12,860
   3,026   divine interVentures, Inc. (Class A)*.................................        4,728
   3,438   Earthlink, Inc.*......................................................       28,793
     256   EarthWeb, Inc.*.......................................................        1,792
     724   eGain Communications Corp.*...........................................        3,620
     669   Elcom International, Inc.*............................................        3,010
   1,082   eLoyalty Corp.*.......................................................       11,226
     707   Embarcadero Technologies, Inc.........................................       28,236
   4,576   Engage Technologies, Inc.*............................................        9,152
     852   eSoft, Inc.*..........................................................        2,609
     726   eXcelon Corp.*........................................................        2,813
   1,174   EXE Technologies, Inc.*...............................................       15,776
  11,508   Exodus Communications, Inc.*..........................................      306,400
     474   Extensity, Inc.*......................................................        3,614
     573   F5 Networks, Inc.*....................................................        9,741
     819   FirePond, Inc.*.......................................................        3,660
     696   Frontline Capital Group*..............................................       10,353
     955   General Magic, Inc.*..................................................        2,358
   4,747   Genuity Inc.*.........................................................       18,840
     985   Globix Corp.*.........................................................        6,649

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,286   GoTo.com, Inc.*.......................................................  $    19,290
     836   GraphOn Corp.*........................................................        2,508
     752   HearMe Inc.*..........................................................        1,151
   1,293   High Speed Access Corp.*..............................................        2,667
   2,784   iBEAM Broadcacting Corp.*.............................................        6,612
     512   iManage, Inc.*........................................................        2,896
   1,032   Information Architects Corp.*.........................................        3,289
     296   Inforte Corp.*........................................................        4,440
   7,981   InfoSpace.com, Inc.*..................................................       42,150
   3,112   Inktomi Corp.*........................................................       51,931
   1,243   Interliant, Inc.*.....................................................        6,914
   4,035   Internap Network Services Corp.*......................................       32,658
   1,125   Internet Security Systems, Inc.*......................................       79,945
     633   Internet.com Corp.*...................................................        5,776
   2,145   Intertrust Technologies Corp.*........................................       10,055
   2,706   Interwoven, Inc.*.....................................................       90,820
     572   IntraNet Solutions, Inc.*.............................................       27,492
   1,007   ITXC Corp.*...........................................................       13,091
     745   iVillage Inc.*........................................................        1,280
     762   j2 Global Communications, Inc.*.......................................          595
     775   Jupiter Media Metrix, Inc.*...........................................        5,377
   2,545   Kana Communications, Inc.*............................................       18,610
     719   Keynote Systems, Inc.*................................................       10,965
     949   Lante Corp.*..........................................................        3,114
   2,460   Liberate Technologies, Inc.*..........................................       42,589
     342   Lionbridge Technologies, Inc.*........................................        2,031
     407   Liquid Audio, Inc.*...................................................        1,552
   2,397   LookSmart, Ltd.*......................................................        8,090
   1,040   Mail.com, Inc.*.......................................................        1,072
     582   Marimba, Inc.*........................................................        3,492
   1,097   MatrixOne, Inc.*......................................................       38,532
   1,192   MessageMedia, Inc.*...................................................        1,043
   1,130   MicroStrategy Inc.*...................................................       18,998
   1,340   National Information Consortium, Inc.*................................        6,867
   1,519   NaviSite, Inc.*.......................................................        5,411
     588   Net Perceptions, Inc.*................................................        2,058
     791   Netegrity, Inc........................................................       48,646
   1,435   NetManage, Inc.*......................................................        2,511
     687   NetObjects, Inc.*.....................................................          601
     936   NetSpeak Corp.*.......................................................        2,106
   1,340   Network Commerce Inc.*................................................          796
     434   Netzee, Inc.*.........................................................          434
   2,644   Netzero, Inc.*........................................................        3,883
   2,038   Niku Corp.*...........................................................       21,909
   1,777   OmniSky Corp.*........................................................        6,442
   1,347   On2.com, Inc.*........................................................        1,967
   4,418   Openwave Systems Inc.*................................................      305,947
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   2,295   Organic, Inc.*........................................................  $     3,227
     728   Packeteer, Inc.*......................................................       13,286
     374   Pilot Network Services, Inc.*.........................................          678
   4,343   Portal Software, Inc.*................................................       56,459
     398   Primus Knowledge Solutions, Inc.*.....................................        2,736
   1,617   Prodigy Communications Corp. (Class A)*...............................        7,681
   1,495   Proxicom, Inc.*.......................................................       11,493
   5,070   PSINet, Inc.*.........................................................       12,041
     339   QRS Corp.*............................................................        4,132
   2,302   Quest Software, Inc.*.................................................       86,181
     842   Quintus Corp.*........................................................        2,500
   1,302   Rare Medium Group, Inc.*..............................................        4,842
   2,501   Razorfish, Inc. (Class A)*............................................        5,627
   4,170   RealNetworks, Inc.*...................................................       42,482
   1,293   Retek, Inc.*..........................................................       43,235
   1,456   S1 Corp.*.............................................................       14,651
   1,171   Saba Software, Corp.*.................................................       16,687
   1,030   Sagent Technology, Inc.*..............................................        4,249
   2,435   SAVVIS Communications Corp.*..........................................        5,631
   1,898   Scient Corp.*.........................................................        6,880
   1,709   Secure Computing Corp.*...............................................       21,576
   1,784   SeeBeyond Technology Corp.*...........................................       35,457
     981   Selectica Inc.*.......................................................       13,979
     362   SereNova, Inc.*.......................................................        1,177
  11,371   Siebel Systems, Inc.*.................................................      754,039
     479   SilverStream Software, Inc.*..........................................        8,113
     413   Softnet Systems, Inc.*................................................          774
   1,386   SonicWall, Inc.*......................................................       25,295
   1,704   StarMedia Network, Inc.*..............................................        7,775
     898   Support.com, Inc.*....................................................       13,582
     874   TenFold Corp.*........................................................        2,349
     706   Tumbleweed Communications Corp.*......................................        4,148
   2,525   USinternetworking, Inc.*..............................................        9,469
   5,274   VeriSign, Inc.*.......................................................      387,639
   2,143   VerticalNet, Inc.*....................................................       11,586
   1,277   VIA NET.WORKS, Inc.*..................................................       10,695
     341   Viador Inc.*..........................................................          618
   1,237   Viant Corp.*..........................................................        5,721
     662   Vicinity Corp.*.......................................................        1,903
     821   Viewpoint Corp.*......................................................       26,015
   1,072   Viewpoint Corp.*......................................................        7,303
   6,323   Vignette Corp.*.......................................................       52,560
   3,424   Vitria Technology, Inc.*..............................................       28,034
     660   WatchGuard Technologies, Inc.*........................................       11,468
     311   Webb Interactive Services, Inc.*......................................        1,400
     986   WebEx Communications, Inc.*...........................................       17,995

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,269   webMethods, Inc.*.....................................................  $   108,975
     715   WebTrends Corp.*......................................................       26,813
     985   Women.com Networks, Inc.*.............................................          616
     512   WorldGate Communications, Inc.*.......................................        4,560
   1,193   Xpedior Inc.*.........................................................        1,752
  14,993   Yahoo! Inc.*..........................................................      559,426
     386   ZixIt Corp.*..........................................................        5,211
                                                                                   -----------
                                                                                     5,531,025
                                                                                   -----------
           INVESTMENT BANKS/BROKERS (1.7%)
     207   Advest Group, Inc.....................................................        6,535
   4,335   AmeriTrade Holding Corp. (Class A)*...................................       44,434
   2,938   Bear Stearns Companies, Inc...........................................      181,275
   8,186   E*TRADE Group, Inc.*..................................................      114,604
   2,247   Edwards (A.G.), Inc...................................................      105,744
     208   eSPEED, Inc (Class A)*................................................        6,006
     605   First Albany Companies Inc............................................        7,109
     253   GlobalNet Financial.com, Inc.*........................................          680
   3,659   Goldman Sachs Group, Inc. (The).......................................      416,211
     832   Investment Technology Group, Inc.*....................................       39,112
     813   Investors Financial Services Corp.....................................       66,005
     663   Jefferies Group, Inc..................................................       20,056
   3,285   Knight Trading Group, Inc.*...........................................       76,787
   1,308   LaBranche & Co., Inc.*................................................       56,898
   1,688   Legg Mason, Inc.......................................................       93,296
   6,627   Lehman Brothers Holdings, Inc.........................................      545,270
  21,925   Merrill Lynch & Co., Inc..............................................    1,589,563
     572   Morgan Keegan, Inc....................................................       15,192
  30,708   Morgan Stanley Dean Witter & Co. (Note 4).............................    2,602,503
   1,238   Raymond James Financial, Inc..........................................       47,638
  37,682   Schwab (Charles) Corp.................................................      995,182
   2,159   Siebert Financial Corp.*..............................................       13,359
     418   Southwest Securities Group, Inc.......................................       10,262
   1,146   TD Waterhouse Group, Inc.*............................................       18,611
     730   Tucker Anthony Sutro Corp.............................................       16,498
     558   Web Street, Inc.*.....................................................          802
     459   Wit Soundview Group, Inc.*............................................        2,295
                                                                                   -----------
                                                                                     7,091,927
                                                                                   -----------
           INVESTMENT MANAGERS (0.3%)
     276   Acacia Research Corp.*................................................        4,968
     602   Affiliated Managers Group, Inc.*......................................       37,023
   5,611   Alliance Capital Management Holding L.P...............................      325,999
   1,910   Eaton Vance Corp......................................................       58,064
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   3,222   Federated Investors, Inc. (Class B)...................................  $    93,438
   6,647   Franklin Resources, Inc...............................................      310,814
     816   John Nuveen Co. (The) (Class A).......................................       46,104
   1,322   Neuberger Berman Inc..................................................      105,430
   6,129   Stilwell Financial, Inc.*.............................................      266,366
   3,311   T. Rowe Price Group Inc.*.............................................      129,129
   2,207   Waddell & Reed Financial, Inc. (Class A)..............................       78,481
                                                                                   -----------
                                                                                     1,455,816
                                                                                   -----------
           INVESTMENT TRUSTS/MUTUAL FUNDS (0.0%)
     425   Winfield Capital Corp.*...............................................        1,939
                                                                                   -----------
           LIFE/HEALTH INSURANCE (0.6%)
   7,238   AFLAC, Inc............................................................      426,897
   6,893   American General Corp.................................................      524,557
     712   American National Insurance Co........................................       52,911
     682   AmerUs Group Co.......................................................       20,255
     549   Delphi Financial Group, Inc. (Class A)*...............................       20,456
   1,673   FBL Financial Group, Inc. (Class A)...................................       28,859
   1,154   Great American Financial Resources, Inc...............................       22,618
   2,813   Jefferson-Pilot Corp..................................................      185,939
     249   Kansas City Life Insurance Co.*.......................................        9,520
   5,206   Lincoln National Corp.................................................      233,489
  20,868   MetLife, Inc..........................................................      684,888
     327   National Western Life Insurance Co. (Class A)*........................       35,004
     555   Presidential Life Corp................................................        9,331
   1,734   Protective Life Corp..................................................       50,980
   1,306   Reinsurance Group of America, Inc.....................................       44,731
   1,248   The MONY Group Inc....................................................       45,078
   3,447   Torchmark Corp........................................................      119,576
   1,024   UICI*.................................................................        8,448
   6,568   UnumProvident Corp....................................................      191,917
                                                                                   -----------
                                                                                     2,715,454
                                                                                   -----------
           MAJOR BANKS (3.3%)
  44,835   Bank of America Corp..................................................    2,413,020
  20,149   Bank of New York Co., Inc.............................................    1,102,755
  31,541   Bank One Corp.........................................................    1,236,407
  11,301   BB&T Corp.............................................................      413,956
   4,792   Comerica, Inc.........................................................      288,941
  26,882   First Union Corp......................................................      912,106
  24,630   FleetBoston Financial Corp............................................    1,067,464

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   6,860   Huntington Bancshares, Inc.*..........................................  $   105,901
  11,723   KeyCorp...............................................................      312,535
  13,331   Mellon Financial Corp.................................................      621,225
  16,579   National City Corp....................................................      468,357
   7,888   PNC Financial Services Group, Inc.....................................      583,870
   3,652   Popular, Inc..........................................................       98,604
   4,592   SouthTrust Corp.......................................................      203,770
   4,728   Summit Bancorp........................................................      206,803
   8,136   SunTrust Banks, Inc...................................................      544,298
  20,356   U.S. Bancorp..........................................................      601,520
   4,365   UnionBanCal Corp.*....................................................      130,252
   5,548   Wachovia Corp.........................................................      376,987
  44,935   Wells Fargo & Co......................................................    2,314,602
                                                                                   -----------
                                                                                    14,003,373
                                                                                   -----------
           MAJOR TELECOMMUNICATIONS (3.9%)
     712   Alaska Communications Systems Group, Inc.*............................        4,940
   8,612   ALLTEL Corp...........................................................      509,658
     582   AT & T Latin America Corp. (Class A)..................................        3,019
 102,518   AT&T Corp.............................................................    2,459,407
  51,151   BellSouth Corp........................................................    2,156,015
     463   NTelos Inc.*..........................................................       11,141
   7,391   NTL Inc.*.............................................................      288,323
     893   Pac-West Telecomm, Inc.*..............................................        5,581
     928   Primus Telecommunications Group, Inc.*................................        5,017
   2,360   RCN Corp.*............................................................       28,615
  92,513   SBC Communications, Inc...............................................    4,473,004
  24,146   Sprint Corp. (FON Group)..............................................      598,821
  74,184   Verizon Communications Inc............................................    4,076,411
  78,412   WorldCom, Inc.*.......................................................    1,690,759
                                                                                   -----------
                                                                                    16,310,711
                                                                                   -----------
           MANAGED HEALTH CARE (0.4%)
   3,852   Aetna Inc.............................................................      147,262
   1,074   AmeriPath, Inc.*......................................................       26,447
   5,780   Caremark Rx, Inc.*....................................................       72,828
   4,301   CIGNA Corp............................................................      478,056
   1,574   Coventry Health Care, Inc.*...........................................       28,529
   1,322   First Health Group Corp.*.............................................       55,359
   3,286   Health Net Inc.*......................................................       71,832
   4,508   Humana, Inc.*.........................................................       53,871
   1,285   Magellan Health Services, Inc.*.......................................        8,237
   1,291   Mid Atlantic Medical Services, Inc.*..................................       21,108
   2,290   Oxford Health Plans, Inc.*............................................       71,419
   1,142   PacifiCare Health Systems, Inc.*......................................       27,765
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     831   Sierra Health Services, Inc...........................................  $     4,280
   1,027   Trigon Healthcare, Inc.*..............................................       58,837
   8,770   UnitedHealth Group Inc.*..............................................      494,716
   1,713   Wellpoint Health Networks, Inc.*......................................      165,253
                                                                                   -----------
                                                                                     1,785,799
                                                                                   -----------
           MARINE SHIPPING (0.0%)
   1,130   Alexander & Baldwin, Inc..............................................       31,658
     476   Kirby Corp.*..........................................................        9,320
     850   Overseas Shipholding Group, Inc.......................................       21,922
     472   SEACOR Holdings, Inc.*................................................       22,816
   1,521   Tidewater, Inc........................................................       72,780
                                                                                   -----------
                                                                                       158,496
                                                                                   -----------
           MEDIA CONGLOMERATES (2.5%)
 117,201   AOL Time Warner Inc.*.................................................    6,160,085
  56,897   Disney (Walt) Co. (The)...............................................    1,732,514
   4,745   Fox Entertainment Group, Inc. (Class A)*..............................      106,763
  41,394   Viacom, Inc. (Class B) (Non-Voting)*..................................    2,284,949
                                                                                   -----------
                                                                                    10,284,311
                                                                                   -----------
           MEDICAL DISTRIBUTORS (0.3%)
   1,376   AmeriSource Health Corp. (Class A)*...................................       65,814
   1,855   Andrx Corp.*..........................................................      122,198
   3,615   Bergin Brunswig Corp. (Class A).......................................       65,793
     920   Bindley Western Industries, Inc.......................................       37,260
   7,585   Cardinal Health, Inc..................................................      722,851
   1,114   Henry Schein, Inc.*...................................................       32,376
   7,754   McKesson HBOC, Inc....................................................      253,323
   1,458   Neoforma.com, Inc.*...................................................        2,005
     885   Owens & Minor, Inc....................................................       12,700
   1,810   Patterson Dental Co.*.................................................       54,753
     354   PolyMedica Industries, Inc.*..........................................       12,722
   1,198   Priority Healthcare Corp.*............................................       41,481
   1,692   PSS World Medical, Inc.*..............................................        9,306
     655   Syncor International Corp.*...........................................       19,036
                                                                                   -----------
                                                                                     1,451,618
                                                                                   -----------
           MEDICAL SPECIALTIES (1.5%)
     402   ABIOMED, Inc.*........................................................        9,070
   6,307   ALZA Corp.*...........................................................      261,110
     302   Analogic Corp.........................................................       13,099
   2,871   Apogent Technologies Inc.*............................................       60,578
   5,686   Applera Corp. - Applied Biosystems Group*.............................      477,624
     646   Aradigm Corp.*........................................................        8,560

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     871   ArQule, Inc.*.........................................................  $    18,835
     604   Arrow International, Inc..............................................       21,121
     572   ArthroCare Corp.*.....................................................       13,835
     413   Aspect Medical Systems, Inc.*.........................................        5,214
     414   ATS Medical, Inc......................................................        5,279
   1,386   Bard (C.R.), Inc.*....................................................       64,089
   1,456   Bausch & Lomb, Inc....................................................       68,170
   7,975   Baxter International, Inc.............................................      700,843
   1,578   Beckman Coulter, Inc..................................................       59,270
   6,911   Becton, Dickinson & Co................................................      237,600
     351   Bio-Rad Laboratories, Inc. (Class A)*.................................       14,637
   4,849   Biomet, Inc.*.........................................................      163,351
     687   Biosite Diagnostics Inc.*.............................................       26,063
  11,092   Boston Scientific Corp.*..............................................      185,902
   1,334   BriteSmile, Inc.......................................................        5,336
     383   Cerus Corp.*..........................................................       26,236
     737   ChromaVision Medical Systems, Inc.*...................................        3,224
     390   Cima Labs, Inc.*......................................................       25,228
     310   Closure Medical Corp.*................................................        6,975
     715   Coherent, Inc.*.......................................................       36,420
     362   CONMED Corp.*.........................................................        7,059
     318   Cooper Companies, Inc.................................................       12,275
     507   Cryolife, Inc.*.......................................................       13,461
     557   Cyberonics Inc.*......................................................       12,080
     831   Cygnus, Inc.*.........................................................        5,064
   1,025   Cytyc Corp.*..........................................................       67,650
     271   Datascope Corp.*......................................................        9,959
   1,395   DENTSPLY International, Inc...........................................       48,215
     364   Diagnostic Products Corp.*............................................       17,381
   1,672   Diametrics Medical, Inc.*.............................................       11,495
     400   Digene Corp.*.........................................................       15,350
   2,248   Eclipse Surgical Technologies, Inc.*..................................        3,372
   1,561   Edwards Lifesciences Corp.*...........................................       28,488
   8,376   Guidant Corp.*........................................................      414,612
     703   Haemonetics Corp.*....................................................       19,473
   1,707   Hillenbrand Industries, Inc...........................................       80,826
     364   I-STAT Corp.*.........................................................        7,872
     396   IGEN International, Inc.*.............................................        6,732
   3,799   Imatron Inc.*.........................................................        8,192
     471   INAMED Corp.*.........................................................        9,656
   1,152   Inhale Therapeutic Systems, Inc.*.....................................       44,136
     822   Invacare Corp.........................................................       27,208
     706   Inverness Medical Technology, Inc.*...................................       21,011
     864   KeraVision, Inc.*.....................................................          351
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     768   KV Pharmaceutical Co. (Class A)*......................................  $    22,664
   2,164   LaserSight, Inc.*.....................................................        3,043
     278   Lifecore Biomedical, Inc.*............................................        1,460
     283   Lynx Therapeutics, Inc.*..............................................        3,697
  32,698   Medtronic, Inc........................................................    1,765,692
     615   Mentor Corp...........................................................       12,684
   1,749   MiniMed, Inc.*........................................................       58,154
     443   Molecular Devices Corp.*..............................................       33,280
     537   Novoste Corp.*........................................................       18,661
     526   Ocular Sciences, Inc.*................................................        8,087
     645   Osteotech, Inc.*......................................................        4,112
   1,662   Packard BioScience Co.*...............................................       23,268
   3,367   Pall Corp.............................................................       82,155
   4,250   Peregrine Pharmaceuticals, Inc.*......................................        8,234
     821   ResMed, Inc.*.........................................................       34,482
     802   Respironics, Inc......................................................       20,752
     482   Scott Technologies, Inc.*.............................................       11,116
     349   SonoSite, Inc.*.......................................................        5,933
   2,297   St. Jude Medical, Inc.*...............................................      140,117
     703   Staar Surgical Co.*...................................................        6,898
   1,841   STERIS Corp.*.........................................................       33,138
   5,333   Stryker Corp..........................................................      241,052
   2,032   Sunrise Technology International, Inc.*...............................        5,652
     980   SurModics, Inc........................................................       27,440
     909   Sybron Dental Specialties, Inc.*......................................       17,407
   1,406   Thermo Cardiosystems, Inc.*...........................................       14,327
   1,241   Thoratec Laboratories Corp.*..........................................       15,125
     839   Varian Medical Systems, Inc.*.........................................       55,038
     621   Ventana Medical Systems, Inc.*........................................       12,536
   1,623   VISX, Inc.*...........................................................       22,024
     494   Vital Signs, Inc......................................................       15,715
     268   West Pharmaceutical Services, Inc.....................................        6,478
     591   Zoll Medical Corp.*...................................................       25,413
                                                                                   -----------
                                                                                     6,165,421
                                                                                   -----------
           MEDICAL/NURSING SERVICES (0.1%)
   1,428   Apria Healthcare Group, Inc.*.........................................       38,485
     987   Cyber-Care, Inc.*.....................................................        4,873
   2,229   Devita Inc.*..........................................................       43,577
     684   Hanger Orthopedic Group, Inc.*........................................          896
   1,776   Hooper Holmes, Inc....................................................       19,536
     675   InfoCure Corp.*.......................................................        2,763
   2,051   Laser Vision Centers, Inc.*...........................................        4,487
   4,956   LCA-Vision, Inc.......................................................       11,771
   1,432   Lincare Holdings, Inc.*...............................................       71,690
     400   Matria Healthcare, Inc.*..............................................        5,200

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     684   Pediatrix Medical Group, Inc.*........................................  $    15,732
     410   Rehabcare Group, Inc.*................................................       15,068
   1,256   Renal Care Group, Inc.*...............................................       32,735
                                                                                   -----------
                                                                                       266,813
                                                                                   -----------
           METAL FABRICATIONS (0.1%)
     687   ABC-NACO, Inc.*.......................................................        4,680
     332   Commercial Metals Co..................................................        7,636
   1,090   Fairchild Corp. (Class A)*............................................        6,551
   2,442   General Cable Corp....................................................       25,788
     463   Gibraltar Steel Corp..................................................        7,032
   1,013   Harsco Corp...........................................................       26,845
   4,103   Hexcel Corp.*.........................................................       48,005
     817   Kaydon Corp...........................................................       20,613
     543   Maverick Tube Corp.*..................................................       13,890
   2,954   Metals USA, Inc.......................................................       10,546
     917   Mueller Industries, Inc.*.............................................       24,576
     162   Penn Engineering & Manufacturing Corp.................................        6,197
   1,351   Precision Castparts Corp..............................................       49,433
   1,070   Shaw Group Inc. (The)*................................................       48,471
     346   SPS Technologies, Inc.*...............................................       17,300
   1,623   Timken Co. (The)......................................................       26,552
     588   Wolverine Tube, Inc...................................................        6,974
                                                                                   -----------
                                                                                       351,089
                                                                                   -----------
           MISCELLANEOUS COMMERCIAL SERVICES (0.4%)
     285   4Kids Entertainment, Inc.*............................................        4,047
     616   ABM Industries Inc....................................................       18,696
     348   AHL Services, Inc.....................................................        3,350
   2,116   ALPNET, Inc.*.........................................................        2,711
   1,055   AnswerThink Consulting Group, Inc.*...................................        8,143
     563   Bell & Howell Co.*....................................................       11,891
     865   Billing Information Concepts Corp.*...................................        2,379
     283   Bright Horizons Family Solutions, Inc.*...............................        7,323
     578   Carreker Corp.*.......................................................       14,847
   2,178   Century Business Sevices, Inc.*.......................................        4,016
     345   Charles River Associates Inc.*........................................        2,825
   2,043   CheckFree Corp.*......................................................      113,003
     799   click2learn.com, Inc.*................................................        3,446
   5,805   Concord EFS, Inc.*....................................................      254,422
   4,201   Convergys Corp.*......................................................      199,590
     808   Corporate Executive Board Co.*........................................       26,664
     383   Costar Group, Inc.*...................................................       10,844
   1,026   Dendrite International, Inc.*.........................................       19,238
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     543   DiamondCluster International, Inc. (Class A)*.........................  $    19,277
     911   DigitalThink, Inc.*...................................................       12,242
     646   Exchange Applications, Inc.*..........................................        2,423
     281   F.Y.I., Inc.*.........................................................        9,203
     354   Fair, Isaac & Co., Inc................................................       20,886
     559   Forrester Research, Inc.*.............................................       32,422
     976   Freemarkets, Inc.*....................................................       22,875
     466   G & K Services, Inc. (Class A)........................................       10,485
   2,396   Galileo International, Inc............................................       49,358
   2,319   Gartner Group, Inc. (Class B)*........................................       18,900
     654   Global Imaging Systems, Inc.*.........................................        3,842
   1,098   Identix Inc.*.........................................................       12,407
   3,558   IKON Office Solutions, Inc............................................       14,339
   1,706   Industri-Matematik International Corp. (Sweden)*......................        4,158
     266   Insurance Auto Auctions, Inc.*........................................        2,943
     427   Interact Commerce Corp.*..............................................        4,977
     615   InterCept Group, Inc. (The)*..........................................       15,452
     861   Internet Pictures Corp.*..............................................          915
   1,494   Iron Mountain Inc.*...................................................       55,577
     570   Learning Tree International, Inc.*....................................       28,179
     649   Management Network Group, Inc. (The)*.................................        8,275
     760   Marketing Services Group, Inc.*.......................................        1,900
     529   MAXIMUS, Inc.*........................................................       16,743
     376   MemberWorks Inc.*.....................................................        9,494
     660   META Group, Inc.*.....................................................        4,166
     265   Metro One Telecommunications, Inc.*...................................        9,143
     859   Navigant Consulting, Inc.*............................................        4,175
   1,607   Navigant International, Inc.*.........................................       15,568
     699   NCO Group, Inc.*......................................................       22,630
   2,242   Nextera Enterprises, Inc. (Class A)*..................................        4,204
   1,930   NOVA Corp.*...........................................................       35,705
   1,213   Pegasystems Inc.*.....................................................        6,596
   1,413   Pittston Brink's Group................................................       29,405
     645   ProBusiness Services, Inc.*...........................................       18,100
   1,228   Profit Recovery Group International, Inc. (The)*......................        8,443
     606   PROVANT, Inc.*........................................................        3,948
   1,770   PurchasePro.com Inc.*.................................................       46,352
   3,523   Sabre Holdings Corp.*.................................................      153,215
   2,507   Sitel Corp.*..........................................................        8,624
   1,656   Sodexho Marriott Services, Inc........................................       48,438
     637   Source Information Management Co. (The)...............................        3,543
     934   Staff Leasing, Inc.*..................................................        3,211

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     347   StarTek, Inc.*........................................................  $     6,385
   1,216   Sylvan Learning Systems, Inc.*........................................       19,684
   1,634   TeleTech Holdings, Inc.*..............................................       27,778
     990   Vastera, Inc..........................................................       15,964
   2,489   Viad Corp.............................................................       59,114
   1,033   Wackenhut Corp. (The) (Class A)*......................................       14,462
     687   Wackenhut Corrections Corp.*..........................................        6,320
   1,153   Wireless Facilities, Inc.*............................................       47,129
                                                                                   -----------
                                                                                     1,707,009
                                                                                   -----------
           MISCELLANEOUS MANUFACTURING (0.2%)
     874   Ametek, Inc...........................................................       23,283
     690   Blount International, Inc.*...........................................        5,037
   1,662   Crane Co..............................................................       45,655
   3,869   Danaher Corp..........................................................      249,473
     603   Dionex Corp.*.........................................................       20,502
   5,543   Dover Corp............................................................      229,480
   1,208   Federal Signal Corp...................................................       26,648
   1,010   Lancaster Colony Corp.................................................       27,207
   1,263   Pentair, Inc..........................................................       35,036
   1,567   PubliCARD, Inc.*......................................................        4,309
   1,282   Smith (A.O.) Corp.....................................................       21,666
   1,309   Standex International Corp............................................       29,780
   1,024   Teleflex, Inc.........................................................       42,404
   4,733   Thermo Electron Corp.*................................................      140,333
   1,020   Tredegar Corp.........................................................       17,238
     996   Trinity Industries, Inc...............................................       23,456
   2,142   U.S. Industries, Inc..................................................       17,115
   1,068   United Dominion Industries Ltd........................................       15,753
     581   Valmont Industries, Inc...............................................       11,366
     842   Varian, Inc.*.........................................................       37,943
                                                                                   -----------
                                                                                     1,023,684
                                                                                   -----------
           MOTOR VEHICLES (0.6%)
  51,667   Ford Motor Co.........................................................    1,456,493
  14,642   General Motors Corp...................................................      786,275
   8,258   Harley-Davidson, Inc..................................................      374,831
                                                                                   -----------
                                                                                     2,617,599
                                                                                   -----------
           MOVIES/ENTERTAINMENT (0.1%)
   2,391   AMC Entertainment, Inc.*..............................................       13,390
   1,362   Cedar Fair, L.P.......................................................       26,641
   1,124   Championship Auto Racing Teams, Inc.*.................................       19,018
     895   Gaylord Entertainment Co.*............................................       21,140
     311   GC Companies, Inc.*...................................................          855
   1,449   International Speedway Corp. (Class A)................................       62,579
     893   Launch Media, Inc.*...................................................        1,340
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   2,458   Learn2.com Inc.*......................................................  $     1,690
     799   Liberty Digital, Inc. (Class A)*......................................        7,890
     255   Liberty Livewire Corp. (Class A)*.....................................        3,347
   4,815   Loews Cineplex Entertainment Corp.*...................................        2,889
   5,548   Metro-Goldwyn-Mayer Inc.*.............................................      117,507
     539   On Command Corp.*.....................................................        4,278
   1,233   Pixar, Inc.*..........................................................       48,087
   1,203   Quokka Sports, Inc.*..................................................          489
   2,114   Six Flags, Inc.*......................................................       44,457
   1,050   Speedway Motorsports, Inc.*...........................................       26,670
     594   SportsLine USA, Inc.*.................................................        5,272
     898   TiVo Inc.*............................................................        6,398
     232   World Wrestling Federation Entertainment, Inc.*.......................        5,009
                                                                                   -----------
                                                                                       418,946
                                                                                   -----------
           MULTI-LINE INSURANCE (1.6%)
  63,153   American International Group, Inc.....................................    5,369,268
   3,480   AXA (ADR) (France)....................................................      239,250
   5,006   CNA Financial Corp.*..................................................      175,711
   6,122   Hartford Financial Services Group, Inc................................      376,503
   1,106   Horace Mann Educators Corp............................................       18,393
   2,692   Loews Corp............................................................      261,662
     628   Nationwide Financial Services, Inc. (Class A).........................       26,753
   3,483   Safeco Corp...........................................................       87,075
   1,825   Unitrin, Inc..........................................................       68,666
     432   Zenith National Insurance Corp........................................       13,090
                                                                                   -----------
                                                                                     6,636,371
                                                                                   -----------
           MULTI-SECTOR COMPANIES (0.0%)
   3,898   Textron, Inc..........................................................      198,798
                                                                                   -----------
           OFFICE EQUIPMENT/SUPPLIES (0.1%)
   3,014   Avery Dennison Corp...................................................      163,419
     448   General Binding Corp.*................................................        4,144
   1,582   Hon Industries, Inc...................................................       39,550
   1,097   Kimball International, Inc. (Class B).................................       15,632
   2,115   Miller (Herman), Inc..................................................       60,542
   6,952   Pitney Bowes, Inc.....................................................      243,111
   2,084   Steelcase, Inc. (Class A).............................................       31,156
                                                                                   -----------
                                                                                       557,554
                                                                                   -----------
           OIL & GAS PIPELINES (0.8%)
     733   Buckeye Partners, L.P.................................................       24,152
   8,472   Dynegy, Inc. (Class A)................................................      412,586
  13,539   El Paso Energy Corp...................................................      851,630

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
  20,168   Enron Corp............................................................  $ 1,613,440
   1,194   Enterprise Products Partners L.P......................................       38,698
   1,185   Midcoast Energy Resources, Inc........................................       24,909
   1,575   Plains All American Pipeline, L.P.....................................       32,508
   1,291   TC Pipelines, L.P.....................................................       27,918
     898   TEPPCO Partners, L.P.*................................................       23,052
     882   Western Gas Resources, Inc............................................       23,549
  12,085   Williams Companies, Inc. (The)........................................      472,886
                                                                                   -----------
                                                                                     3,545,328
                                                                                   -----------
           OIL & GAS PRODUCTION (0.7%)
   6,635   Anardarko Petroleum Corp..............................................      377,532
   3,334   Apache Corp...........................................................      192,038
     900   Barrett Resources Corp.*..............................................       40,950
     450   Basin Exploration, Inc.*..............................................        9,619
   1,446   Belco Oil & Gas Corp.*................................................       16,629
     671   Berry Petroleum Co. (class A).........................................        8,455
   1,034   Brown (tom), Inc.*....................................................       32,506
   5,882   Burlington Resources, Inc.............................................      248,809
     790   Cabot Oil & Gas Corp. (Class A).......................................       22,136
   4,173   Chesapeake Energy Corp.*..............................................       35,971
   1,896   Cross Timbers Oil Co..................................................       39,247
   1,059   Denbury Resources Inc.*...............................................       10,241
   3,482   Devon Energy Corp.....................................................      190,814
   3,177   Eog Resources, Inc....................................................      138,962
   1,236   Evergreen Resources, Inc.*............................................       38,934
   1,482   Forest Oil Corp.*.....................................................       49,647
     801   Houston Exploration Co. (The)*........................................       27,651
     500   Hs Resources, Inc.*...................................................       18,870
     923   Hugoton Royalty Trust.................................................       12,691
   2,572   Kerr-Mcgee Corp.......................................................      166,306
   1,178   Louis Dreyfus Natural Gas Corp.*......................................       40,170
     442   Mcmoran Exploration Co.*..............................................        7,470
   1,904   Meridian Resource Corp. (The)*........................................       14,299
   1,320   Mitchell Energy & Development Corp. (Class A).........................       66,000
   1,138   Newfield Exploration Co.*.............................................       38,112
   1,495   Noble Affiliates, Inc.................................................       63,328
     555   Nuevo Energy Co.*.....................................................       10,057
  10,068   Occidental Petroleum Corp.............................................      228,644
   4,501   Ocean Energy, Inc.....................................................       78,362
   1,639   Patina Oil & Gas Corp.................................................       32,780
     414   Pennaco Energy, Inc.*.................................................        7,858
   2,630   Pioneer Natural Resources Co..........................................       46,025
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,717   Plains Resources, Inc.*...............................................  $    36,263
   1,102   Pogo Producing Co.....................................................       28,784
     717   Spinnaker Exploration Co.*............................................       28,608
     780   St. Mary Land & Exploration Co........................................       20,719
     495   Stone Energy Corp.*...................................................       26,883
     605   Swift Energy Co.*.....................................................       20,818
   2,388   Transmontaigne, Inc.*.................................................        9,074
   2,758   Unit Corp.*...........................................................       49,534
   6,629   Unocal Corp...........................................................      228,833
   1,679   Vintage Petroleum, Inc................................................       31,078
   1,020   Westport Resources Corp.*.............................................       20,400
                                                                                   -----------
                                                                                     2,812,107
                                                                                   -----------
           OIL REFINING/MARKETING (0.2%)
   1,897   Ashland, Inc.*........................................................       70,170
   1,393   Frontier Oil Corp.*...................................................        9,361
     696   Getty Realty Corp.....................................................       10,753
   2,044   Pennzoil-Quaker State Co..............................................       24,630
   2,365   Sunoco, Inc...........................................................       75,680
   1,343   Syntroleum Corp.*.....................................................       16,620
   2,065   Tesoro Petroleum Corp.*...............................................       23,417
   3,884   Tosco Corp............................................................      131,240
   2,373   Ultramar Diamond Shamrock Corp........................................       67,820
   8,517   Usx-Marathon Group....................................................      233,025
   1,679   Valero Refining and Marketing Corp....................................       58,009
                                                                                   -----------
                                                                                       720,725
                                                                                   -----------
           OILFIELD SERVICES/EQUIPMENT (0.8%)
   9,026   Baker Hughes Inc......................................................      373,225
   2,250   BJ Services Co.*......................................................      176,130
     859   Cal Dive International, Inc.*.........................................       20,777
   1,080   Carbo Ceramics, Inc...................................................       33,966
   1,448   Cooper Cameron Corp.*.................................................       93,005
     435   Dril-Quip, Inc.*......................................................       11,588
     895   Friede Goldman International, Inc.*...................................        5,325
   2,468   Global Industries Ltd.*...............................................       32,238
   2,913   Grant Prideco, Inc.*..................................................       61,552
  12,160   Halliburton Co........................................................      500,870
   1,552   Hanover Compressor Co.*...............................................       59,550
   3,870   Input/Output, Inc.*...................................................       46,440
   2,574   Key Energy Group, Inc.*...............................................       29,730
   2,185   National-Oilwell, Inc.*...............................................       79,731
     545   Oceaneering International, Inc.*......................................       10,246
     934   Offshore Logistics, Inc.*.............................................       17,980
   1,319   RPC, Inc..............................................................       18,070
  15,558   Schlumberger Ltd. (Netherlands).......................................    1,194,854

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     934   Seitel, Inc.*.........................................................  $    16,392
   1,354   Smith International, Inc.*............................................      103,039
   1,850   Superior Energy Services, Inc.*.......................................       19,309
   1,122   Trico Marine Service, Inc.*...........................................       18,162
     962   UTI Energy Corp.*.....................................................       31,736
   2,537   Varco International, Inc.*............................................       52,795
     757   Veritas DGC Inc.*.....................................................       22,718
   2,916   Weatherford International, Inc.*......................................      142,534
                                                                                   -----------
                                                                                     3,171,962
                                                                                   -----------
           OTHER CONSUMER SERVICES (0.4%)
     825   ACE Cash Express, Inc.*...............................................       10,364
     935   Advantage Learning Systems, Inc.*.....................................       28,050
   2,023   Apollo Group, Inc. (Class A)*.........................................      110,633
     763   Autobytel.com, Inc.*..................................................        1,764
     662   Bally Total Fitness Holding Corp.*....................................       19,926
   2,498   Block (H.&R.), Inc....................................................      108,288
     554   Career Education Corp.*...............................................       23,545
  19,821   Cendant Corp.*........................................................      253,907
     966   Central Parking Corp..................................................       21,832
   1,314   Cheap Tickets, Inc.*..................................................       15,111
     313   Chemed Corp...........................................................       11,581
     465   Coinstar, Inc.*.......................................................        7,818
     564   Corinthian Colleges, Inc.*............................................       22,384
   1,899   DeVry, Inc.*..........................................................       64,699
     995   E-LOAN, Inc.*.........................................................        2,767
   7,312   eBay, Inc.*...........................................................      361,030
   1,148   Edison Schools Inc.*..................................................       38,745
     798   Education Management Corp.*...........................................       24,938
     984   Expedia, Inc. (Class A)*..............................................       17,589
     639   HealthExtras, Inc.*...................................................        2,876
   2,182   Homestore.com, Inc.*..................................................       64,096
   1,655   ITT Educational Services, Inc.*.......................................       40,465
   1,729   MP3.com, Inc.*........................................................        8,591
     518   Official Payments Corp.*..............................................        4,144
   4,593   Priceline.com Inc.*...................................................       12,200
   3,069   Protection One, Inc.*.................................................        2,854
     820   Rollins, Inc..........................................................       14,473
     796   Scientific Learning Corp.*............................................        5,672
   7,131   Service Corp. International*..........................................       27,454
   8,209   ServiceMaster Co.*....................................................       94,321
   1,582   Sotheby's Holdings, Inc. (Class A)*...................................       41,986
   1,011   Source Media, Inc.*...................................................        1,106
   1,992   Stewart Enterprises, Inc. (Class A)...................................        6,723
     440   Strayer Education, Inc................................................       12,128
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     817   Student Advantage, Inc.*..............................................  $     3,166
     974   Ticketmaster Online-CitySearch, Inc. (Series B)*......................       12,540
     616   Travelocity.com Inc.*.................................................       14,784
                                                                                   -----------
                                                                                     1,514,550
                                                                                   -----------
           OTHER CONSUMER SPECIALTIES (0.1%)
   2,209   Boyds Collection, Ltd. (The)*.........................................       17,009
   4,300   Fortune Brands, Inc...................................................      137,643
     765   Fossil, Inc.*.........................................................       14,774
   1,082   Matthews International Corp. (Class A)................................       33,542
   1,230   Movado Group, Inc.....................................................       17,066
     449   Russ Berrie & Co., Inc................................................        9,568
                                                                                   -----------
                                                                                       229,602
                                                                                   -----------
           OTHER METALS/MINERALS (0.0%)
     684   AMCOL International Corp..............................................        3,085
     609   Brush Wellman, Inc....................................................       13,520
     534   Minerals Technologies, Inc............................................       18,733
   2,149   Phelps Dodge Corp.....................................................       99,714
     570   Southern Peru Copper Corp. (Peru).....................................        7,838
   1,044   Titanium Metals Corp.*................................................       10,524
   2,162   USEC Inc..............................................................       12,345
                                                                                   -----------
                                                                                       165,759
                                                                                   -----------
           PACKAGED SOFTWARE (4.6%)
   1,514   Actuate Software Corp.*...............................................       34,798
   6,536   Adobe Systems, Inc....................................................      285,542
     834   AremisSoft Corp.*.....................................................       19,182
   1,148   Artisoft, Inc.*.......................................................        4,664
   1,379   Aspect Communications Corp.*..........................................       16,548
     712   Aspen Technology, Inc.*...............................................       27,902
   1,614   Autodesk, Inc.........................................................       59,516
   1,071   Avant! Corp.*.........................................................       21,286
   1,393   Be Incorporated*......................................................        2,786
   1,167   BindView Development Corp.*...........................................       10,321
   6,737   BMC Software, Inc.*...................................................      195,794
   2,387   Borland Software Corp.*...............................................       22,975
     247   Bottomline Technologies, Inc.*........................................        6,052
     695   Brio Techology, Inc.*.................................................        8,514
     814   BSQUARE Corporation*..................................................        8,801
   6,721   Cadence Design Systems, Inc.*.........................................      198,202
   2,561   Centura Sotware Corp.*................................................        5,282
  16,130   Computer Associates International, Inc................................      580,841
   9,687   Compuware Corp.*......................................................      120,482
     342   Concord Communications, Inc.*.........................................        4,980
     334   Convera Corp..........................................................        6,283

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,313   Corio Inc.*...........................................................  $     5,108
     685   Cylink Corp.*.........................................................        2,569
   1,306   Daleen Technologies, Inc.*............................................        4,040
     727   Datastream Systems, Inc.*.............................................        8,542
     588   Deltek Systems, Inc.*.................................................        3,932
   1,865   E.piphany, Inc.*......................................................       72,968
     363   EBT International Inc.*...............................................          998
   1,705   Entrust Technologies Inc.*............................................       30,157
     936   FileNET Corp.*........................................................       25,389
     458   Geoworks*.............................................................        1,889
     543   Great Plains Software, Inc.*..........................................       36,177
     878   HNC Software, Inc.*...................................................       26,340
     873   Hyperion Solutions Corp.*.............................................       18,770
  11,044   i2 Technologies, Inc.*................................................      559,103
   1,239   Inet Technologies, Inc.*..............................................       49,637
   2,056   Informatica Corp.*....................................................       63,479
   7,535   Informix Corp.*.......................................................       56,277
     311   Interactive Intelligence, Inc.*.......................................       10,885
   5,553   Intuit Inc.*..........................................................      219,344
   2,332   Legato Systems, Inc.*.................................................       42,851
   1,078   Lightspan Inc.*.......................................................        3,200
     799   Logility, Inc.*.......................................................        2,797
   1,426   Macromedia, Inc.*.....................................................       46,702
   1,354   Macrovision Corp.*....................................................      101,550
   1,579   Manugistics Group, Inc.*..............................................       80,159
   1,011   MAPICS, Inc.*.........................................................        8,909
     381   MapInfo Corp.*........................................................       16,193
     760   Mercator Software, Inc.*..............................................        7,505
   2,180   Mercury Interactive Corp.*............................................      189,388
     920   MetaSolv Inc..........................................................       19,550
   1,928   Micromuse Inc.*.......................................................      155,807
 143,630   Microsoft Corp.*......................................................    8,770,407
     351   NEON Systems, Inc.*...................................................        2,808
     324   netGuru, Inc.*........................................................        1,924
   1,053   NetIQ Corp.*..........................................................       82,661
   3,649   Network Associates, Inc.*.............................................       27,596
     915   New Era of Networks, Inc.*............................................        5,604
     671   Novadigm, Inc.*.......................................................        6,165
   8,853   Novell, Inc.*.........................................................       76,357
     866   Nuance Communications Inc.*...........................................       32,529
   1,208   ONYX Software Corp.*..................................................       19,328
 153,659   Oracle Corp.*.........................................................    4,475,318
     685   OTG Software Inc......................................................        8,477
   7,417   Parametric Technology Corp.*..........................................      110,328
   3,750   Peregine Systems, Inc.*...............................................      114,844
     442   Persistence Software, Inc.*...........................................        1,713
     859   Phoenix Technologies Ltd.*............................................       15,999
     834   Progress Software Corp.*..............................................       12,562
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     534   Project Software & Development, Inc.*.................................  $     9,111
   1,060   Puma Technology, Inc.*................................................       10,434
   5,094   Rational Software Corp.*..............................................      264,570
   4,203   Red Hat, Inc.*........................................................       39,272
     863   Remedy Corp.*.........................................................       22,654
     614   Sanchez Computer Associates, Inc......................................        9,210
     801   Santa Cruz Operation, Inc. (The)......................................        1,702
   1,029   Serena Software, Inc.*................................................       34,986
     526   Sonic Foundry, Inc.*..................................................        2,203
     802   SPSS, Inc.*...........................................................       17,744
     720   StarBase Corp.*.......................................................        2,813
     640   Structural Dynamics Research Corp.*...................................        7,920
   2,410   Sybase Inc.*..........................................................       60,853
   2,033   Symantec Corp.*.......................................................      104,445
   5,307   TIBCO Software, Inc.*.................................................      201,334
     706   Timberline Software Corp..............................................        3,045
     821   Transaction Systems Architects, Inc. (Class A)*.......................        9,390
   1,027   Ulticom, Inc.*........................................................       42,749
   1,295   VA Linux Systems, Inc.*...............................................       13,517
  10,972   Veritas Software Corp.*...............................................    1,040,969
     814   Verity, Inc.*.........................................................       24,217
     531   Witness Systems, Inc.*................................................        8,396
                                                                                   -----------
                                                                                    19,207,120
                                                                                   -----------
           PERSONNEL SERVICES (0.1%)
     742   Administaff, Inc.*....................................................       22,438
   1,098   CDI Corp.*............................................................       17,678
     809   Computer Horizons Corp.*..............................................        3,539
   1,157   Edgewater Technology, Inc.*...........................................        6,255
     485   Gentiva Health Services, Inc.*........................................        7,275
     853   Hall, Kinion & Associates, Inc.*......................................       17,913
     526   Heidrick & Struggles Intenational, Inc.*..............................       19,955
     736   HotJobs.com, Ltd.*....................................................        9,430
     941   Kelly Services, Inc. (Class A)........................................       23,128
   1,280   kforce.com, Inc.*.....................................................        4,160
     990   Korn/Ferry International*.............................................       19,246
     923   Labor Ready, Inc.*....................................................        5,492
   2,040   Manpower, Inc.........................................................       69,870
     637   Metro Information Services, Inc.*.....................................        5,016
   2,423   Modis Professional Services, Inc.*....................................       15,750
     626   On Assignment, Inc.*..................................................       16,824
     610   Personnel Group of America, Inc.*.....................................        1,739
     915   RCM Technologies, Inc.*...............................................        5,719
   2,426   Renaissance Worldwide Inc.*...........................................        2,805

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   4,878   Robert Half International, Inc.*......................................  $   130,487
   1,603   Spherion Corp.*.......................................................       18,547
     417   Volt Information Sciences, Inc.*......................................       10,112
                                                                                   -----------
                                                                                       433,378
                                                                                   -----------
           PHARMACEUTICALS: GENERIC DRUGS (0.1%)
   1,085   Alpharma Inc. (Class A)...............................................       40,145
     942   Barr Laboratories, Inc.*..............................................       68,907
   1,867   Duramed Pharmaceuticals, Inc.*........................................       11,727
   2,135   ICN Pharmaceuticals, Inc..............................................       56,791
   4,329   IVAX Corp.*...........................................................      150,216
   3,476   Mylan Laboratories, Inc...............................................       81,165
     686   Pharmaceutical Resources, Inc.*.......................................        7,340
   2,791   Watson Pharmaceuticals, Inc.*.........................................      145,299
                                                                                   -----------
                                                                                       561,590
                                                                                   -----------
           PHARMACEUTICALS: MAJOR (7.2%)
  42,303   Abbott Laboratories...................................................    1,897,713
  35,582   American Home Products Corp...........................................    2,102,896
  53,641   Bristol-Myers Squibb Co...............................................    3,319,841
  37,947   Johnson & Johnson.....................................................    3,534,004
  30,828   Lilly (Eli) & Co......................................................    2,429,246
  62,790   Merck & Co., Inc......................................................    5,160,082
 172,325   Pfizer, Inc...........................................................    7,780,474
  35,420   Pharmacia Corp........................................................    1,984,228
  39,983   Schering-Plough Corp..................................................    2,015,143
                                                                                   -----------
                                                                                    30,223,627
                                                                                   -----------
           PHARMACEUTICALS: OTHER (0.3%)
   3,585   Allergan, Inc.........................................................      293,074
   1,904   Alliance Pharmaceutical Corp.*........................................        6,426
     624   Aviron*...............................................................       32,058
     879   BioMarin Pharmaceutical, Inc.*........................................       10,548
   1,041   Cell Pathways, Inc.*..................................................        7,287
     718   Cell Therapeutics, Inc.*..............................................       28,989
     427   Chattem, Inc.*........................................................        3,416
     464   Collateral Therpeutics, Inc.*.........................................        9,222
   1,297   Columbia Laboratories, Inc.*..........................................        7,263
     612   Connetics Corp.*......................................................        4,246
   2,433   Endo Pharmaceuticals Holdings, Inc.*..................................       16,575
   4,764   Forest Laboratories, Inc.*............................................      318,997
     694   Inspire Pharmaceuticals, Inc.*........................................        9,282
   4,529   King Pharmaceuticals, Inc.*...........................................      205,209
     915   Kos Pharmaceuticals, Inc.*............................................       17,099
     788   Medicis Pharmaceutical Corp. (Class A)*...............................       47,674
     418   Miravant Medical Technologies Inc.*...................................        3,488
     601   Noven Pharmaceuticals, Inc.*..........................................       24,078
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,582   Perrigo Co.*..........................................................  $    15,820
   1,125   PRAECIS Pharmaceuticals Inc.*.........................................       31,570
   1,998   Sepracor, Inc.*.......................................................      131,868
     826   Theragenics Corp.*....................................................        5,832
     499   United Therapeutics Corp.*............................................        7,984
                                                                                   -----------
                                                                                     1,238,005
                                                                                   -----------
           PRECIOUS METALS (0.1%)
   3,856   Echo Bay Mines Ltd. (Canada)*.........................................        2,236
   4,125   Freeport-McMoRan Copper & Gold, Inc. (Class B)*.......................       48,263
  12,424   Glamis Gold Ltd. (Canada)*............................................       16,897
   6,999   Homestake Mining Co...................................................       34,645
   1,313   Meridian Gold Inc. (Canada)*..........................................        8,233
   4,941   Newmont Mining Corp...................................................       76,338
   1,035   Stillwater Mining Co.*................................................       40,572
                                                                                   -----------
                                                                                       227,184
                                                                                   -----------
           PROPERTY - CASUALTY INSURERS (1.3%)
   2,190   21st Century Insurance Group..........................................       39,442
     331   Acceptance Insurance Co., Inc.*.......................................        1,672
   1,066   Alfa Corp.............................................................       19,521
     197   Alleghany Corp.*......................................................       40,409
   1,422   Allmerica Financial Corp..............................................       82,405
  20,040   Allstate Corp. (The)..................................................      779,155
   1,573   American Financial Group, Inc.........................................       42,156
     684   Arch Capital Group Ltd.*..............................................       10,559
     424   Argonaut Group, Inc...................................................        8,878
     430   Baldwin & Lyons, Inc. (Class B).......................................       10,669
     700   Berkley (W.R.) Corp...................................................       24,500
      42   Berkshire Hathaway, Inc.*.............................................    2,872,800
   4,770   Chubb Corp. (The)*....................................................      343,440
   4,393   Cincinnati Financial Corp.............................................      156,226
     896   Commerce Group, Inc. (The)............................................       23,386
   1,735   Erie Indemnity Co. (Class A)..........................................       46,737
     239   Farm Family Holdings, Inc.*...........................................       10,387
   1,249   Fremont General Corp..................................................        3,435
     786   Harleysville Group, Inc...............................................       20,436
   1,290   HCC Insurance Holdings, Inc...........................................       29,025
   1,455   Mercury General Corp..................................................       53,617
     425   Midland Co. (The).....................................................       13,228
   1,640   Ohio Casualty Corp....................................................       17,015
   3,202   Old Republic International Corp.......................................       87,991
   1,324   Philadelphia Consolidated Holding Corp.*..............................       38,396
     674   PMA Capital Corp. (Class A)...........................................       11,627
   2,000   Progressive Corp......................................................      187,900
     288   RLI Corp..............................................................       13,032
   1,548   Selective Insurance Group, Inc........................................       34,153

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   6,096   St. Paul Companies, Inc...............................................  $   292,730
     952   State Auto Financial Corp.............................................       15,470
     933   Transatlantic Holdings, Inc...........................................       90,408
     871   Trenwick Group Ltd....................................................       21,209
     418   United Fire & Casualty Co.............................................        9,405
                                                                                   -----------
                                                                                     5,451,419
                                                                                   -----------
           PUBLISHING: BOOKS/MAGAZINES (0.1%)
   1,174   Advanced Marketing Services, Inc......................................       22,893
   1,996   Harcourt General, Inc.................................................      114,610
     512   Hollywood Media Corp..................................................        3,312
     849   Houghton Mifflin Co...................................................       35,794
     606   Hungry Minds Inc.*....................................................        4,261
     526   Information Holdings Inc.*............................................       13,560
   1,623   John Wiley & Sons, Inc. (Class A).....................................       32,476
     334   Martha Stewart Living Omnimedia, Inc. (Class A)*......................        8,935
   1,361   Meredith Corp.........................................................       48,043
     832   Penton Media, Inc.....................................................       20,209
     563   Playboy Enterprises, Inc. (Class B)*..................................        6,621
   4,543   PRIMEDIA Inc.*........................................................       54,198
   2,873   Reader's Digest Assoc., Inc. (Class A)................................       97,682
     874   Scholastic Corp.*.....................................................       39,712
                                                                                   -----------
                                                                                       502,306
                                                                                   -----------
           PUBLISHING: NEWSPAPERS (0.4%)
   3,194   Belo (A.H.) Corp. (Series A)..........................................       60,271
   2,382   Dow Jones & Co., Inc..................................................      144,468
   7,196   Gannett Co., Inc......................................................      456,226
   2,922   Hollinger International, Inc. (Class A)...............................       46,401
   1,174   Journal Register Co.*.................................................       19,488
   2,064   Knight-Ridder, Inc....................................................      120,145
   1,158   Lee Enterprises, Inc..................................................       36,361
   1,211   McClatchy Co. (The) (Class A).........................................       49,094
     671   Media General, Inc. (Class A).........................................       33,563
   4,567   New York Times Co. (The) (Class A)....................................      199,076
     211   Pulitzer, Inc.........................................................       11,405
   2,144   Scripps (E.W.) Co. (Class A)..........................................      137,859
   8,412   Tribune Co............................................................      339,088
     258   Washington Post Co. (The) (Class B)...................................      151,188
                                                                                   -----------
                                                                                     1,804,633
                                                                                   -----------
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
           PULP & PAPER (0.3%)
   1,538   Boise Cascade Corp....................................................  $    50,646
   1,354   Bowater, Inc..........................................................       71,424
     479   Chesapeake Corp.......................................................       11,103
   1,248   FiberMark, Inc.*......................................................       10,670
   7,631   Georgia-Pacific Corp..................................................      235,874
     752   Glatfelter (P.H.) Co..................................................        9,099
  13,195   International Paper Co................................................      509,987
   1,410   Longview Fibre Co.....................................................       19,514
   2,762   Mead Corp.............................................................       83,827
     730   Potlatch Corp.........................................................       23,835
   1,297   Wausau-Mosinee Paper Corp.............................................       14,137
   2,703   Westvaco Corp.........................................................       72,684
   2,981   Willamette Industries, Inc............................................      140,733
                                                                                   -----------
                                                                                     1,253,533
                                                                                   -----------
           RAILROADS (0.3%)
  11,033   Burlington Northern Santa Fe Corp.....................................      337,720
   5,971   CSX Corp..............................................................      182,116
     979   Florida East Coast Industries, Inc....................................       38,915
   1,448   Kansas City Southern Industries, Inc..................................       18,288
  10,464   Norfolk Southern Corp.................................................      170,877
   6,765   Union Pacific Corp....................................................      358,410
   1,223   Wisconsin Central Transportation Corp.*...............................       19,415
                                                                                   -----------
                                                                                     1,125,741
                                                                                   -----------
           REAL ESTATE DEVELOPMENT (0.1%)
   2,872   Catellus Development Corp.*...........................................       46,182
   1,897   CB Richard Ellis Services, Inc.*......................................       28,360
     787   Forest City Enterprise, Inc. (Class A)................................       32,700
   1,139   Insignia Financial Group, Inc.*.......................................       13,212
   1,847   Jones Lang LaSalle, Inc.*.............................................       27,705
     474   LNR Property Corp.....................................................       13,770
     756   Newhall Land & Farming Co. (The)......................................       19,278
   1,439   Security Capital Group Inc. (Class B)*................................       28,492
   2,285   St. Joe Co. (The).....................................................       50,270
     745   Trammell Crow Co.*....................................................       10,065
   1,607   United Leisure Corp.*.................................................        5,775
                                                                                   -----------
                                                                                       275,809
                                                                                   -----------
           REAL ESTATE INVESTMENT TRUSTS (0.9%)
     122   Alexander's, Inc.*....................................................        8,528
     313   Alexandria Real Estate Equities, Inc..................................       11,237

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   2,253   AMB Property Corp.....................................................  $    55,536
     446   Amli Residential Properties Trust.....................................        9,990
   1,945   Apartment Investment & Management Co. (Class A).......................       89,665
   3,343   Archstone Communities Trust...........................................       83,909
   1,701   Arden Realty, Inc.....................................................       40,824
   2,266   Associated Estates Realty Corp........................................       19,012
   1,830   Avalonbay Communities, Inc............................................       88,920
     535   Bedford Property Investors, Inc.......................................       10,598
   2,359   Boston Properties, Inc................................................       95,775
     674   Boykin Lodging Co.....................................................        7,084
     905   Brandywine Realty Trust...............................................       18,643
   1,207   BRE Properties, Inc. (Class A)........................................       36,113
     743   Burnham Pacific Properties, Inc.......................................        3,908
   1,092   Cabot Industrial Trust................................................       21,458
   1,026   Camden Property Trust.................................................       34,115
     727   Capital Automotive REIT...............................................       10,269
   1,193   Capstead Mortgage Corp................................................       14,936
   1,801   CarrAmerica Realty Corp...............................................       54,300
     683   CBL & Associates Properties, Inc......................................       18,612
   1,678   Center Trust, Inc.....................................................       10,320
     608   CenterPoint Properties Corp...........................................       27,980
     572   Charles E. Smith Residential Realty, Inc..............................       26,598
     778   Chateau Communities, Inc..............................................       24,149
     303   Chelsea Property Group, Inc...........................................       11,544
     436   Colonial Properties Trust.............................................       11,907
     895   Commercial Net Lease Realty...........................................       10,248
     964   Cornerstone Realty Income Trust, Inc..................................       10,546
   1,309   Cousins Properties, Inc...............................................       35,408
   2,948   Crescent Real Estate Equities Co......................................       66,242
   1,611   Developers Diversified Realty Corp....................................       22,135
   3,406   Duke-Weeks Realty Corp................................................       85,082
     528   EastGroup Properties, Inc.............................................       11,722
     611   Entertainment Properties Trust........................................        8,407
   3,418   Equity Inns, Inc......................................................       26,490
   8,336   Equity Office Properties Trust........................................      254,248
   3,593   Equity Residential Properties Trust...................................      188,201
     509   Essex Property Trust, Inc.............................................       26,341
   1,077   Federal Realty Investment Trust.......................................       21,238
   1,444   FelCor Lodging Trust, Inc.............................................       34,656
   1,041   First Industrial Realty Trust, Inc....................................       34,197
   1,979   First Union Real Estate Equity & Mortgage Investments.................        4,948
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     442   First Washington Realty Trust, Inc....................................  $    11,598
   1,514   Franchise Finance Corp. of America....................................       35,125
     568   Gables Residential Trust..............................................       15,768
   1,397   General Growth Properties, Inc........................................       53,100
     574   Glenborough Realty Trust Inc..........................................       10,797
   1,843   Glimcher Realty Trust.................................................       26,834
     619   Great Lakes REIT, Inc.................................................       10,913
   1,373   Health Care Property Investors, Inc...................................       43,579
   1,521   Health Care REIT, Inc.................................................       28,139
   1,100   Healthcare Realty Trust, Inc..........................................       24,508
   1,557   Highwoods Properties, Inc.............................................       40,326
     580   Home Properties of New York, Inc......................................       15,776
   1,517   Hospitality Properties Trust..........................................       38,684
   6,030   Host Marriot Corp.....................................................       80,923
   3,328   HRPT Properties Trust.................................................       26,458
   2,034   IndyMac Bancorp, Inc.*................................................       51,094
   1,044   Innkeepers USA Trust..................................................       12,476
   1,044   IRT Property Co.......................................................        9,083
   2,292   iStar Financial Inc...................................................       50,286
     593   JDN Realty Corp.......................................................        7,211
     526   JP Realty, Inc........................................................        9,610
     722   Kilroy Realty Corp....................................................       19,205
   1,721   Kimco Realty Corp.....................................................       75,638
     620   Koger Equity, Inc.....................................................        9,418
   1,535   Konover Property Trust, Inc...........................................        6,662
   1,571   LaSalle Hotel Properties..............................................       25,372
   1,909   Lexington Corporate Properties Trust..................................       24,435
   1,814   Liberty Property Trust................................................       49,250
   3,070   LTC Properties, Inc...................................................       14,337
     933   Macerich Co. (The)....................................................       19,416
   1,578   Mack-Cali Realty Corp.................................................       43,332
     465   Manufactured Home Communities, Inc....................................       12,815
   3,396   Meditrust Corp. (Paired Stock)*.......................................       12,565
   1,240   MeriStar Hospitality Corp.............................................       27,156
     440   Mid-America Apartment Communities, Inc................................       10,032
     522   Mills Corp............................................................       10,075
     420   National Golf Properties, Inc.........................................        9,933
     533   National Health Investors, Inc........................................        5,202
   1,262   Nationwide Health Properties, Inc.....................................       19,763
   2,355   New Plan Excel Realty Trust...........................................       35,090
     454   OMEGA Healthcare Investors, Inc.......................................        2,052
     454   Pacific Gulf Properties, Inc..........................................        2,965

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     874   Pan Pacific Retail Properties, Inc....................................  $    19,648
     297   Parkway Properties, Inc...............................................        8,717
     498   Pennsylvania Real Estate Investment Trust.............................       10,458
   1,030   Post Properties, Inc..................................................       39,387
     976   Prentiss Properties Trust.............................................       24,224
     609   Prime Group Realty Trust..............................................        8,770
   4,499   ProLogis Trust........................................................      100,553
     629   PS Business Parks, Inc. (Class A).....................................       16,669
   3,367   Public Storage, Inc...................................................       87,542
     725   Realty Income Corp....................................................       18,857
   1,211   Reckson Associates Realty Corp........................................       29,185
   1,519   Regency Realty Corp...................................................       36,836
     836   RFS Hotel Investores, Inc.............................................       12,339
   1,887   Rouse Co. (The).......................................................       50,930
     592   Saul Centers, Inc.....................................................       10,419
   2,220   Senior Housing Properties Trust.......................................       24,975
     812   Shurgard Storage Centers, Inc. (Class A)..............................       20,706
   4,581   Simon Property Group, Inc.............................................      120,618
     668   SL Green Realty Corp..................................................       18,664
   1,226   Sovran Self Storage, Inc..............................................       26,482
   1,792   Spieker Properties, Inc...............................................       96,051
     744   Storage USA, Inc......................................................       24,604
     721   Summit Properties Inc.................................................       17,470
     309   Sun Communities, Inc..................................................       10,339
     183   Tanger Factory Outlet Centers, Inc....................................        4,063
   1,271   Taubman Centers, Inc..................................................       14,235
   2,399   Thornburg Mortgage Asset Corp.........................................       26,989
     539   Town & Country Trust..................................................       10,457
   2,704   United Dominion Realty Trust, Inc.....................................       29,798
   6,382   Ventas, Inc...........................................................       45,312
   2,326   Vornado Realty Trust..................................................       84,666
     975   Washington Real Estate Investment Trust...............................       21,791
     701   Weingarten Realty Investors...........................................       29,267
   1,922   Westfield America, Inc................................................       28,196
   9,258   Wyndham International, Inc. (Class A)*................................       21,386
                                                                                   -----------
                                                                                     3,873,643
                                                                                   -----------
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
           RECREATIONAL PRODUCTS (0.3%)
   1,275   Acclaim Entertainment, Inc.*..........................................  $     1,873
     485   Action Performance Companies, Inc.*...................................        2,698
     537   Activision, Inc.*.....................................................        9,733
     996   Arctic Cat, Inc.......................................................       13,944
   3,688   Autotote Corp. (Class A)*.............................................       12,539
   2,317   Brunswick Corp........................................................       45,251
   2,065   Callaway Golf Co......................................................       44,480
   1,945   Coachmen Industries, Inc..............................................       22,173
     542   Concord Camera Corp.*.................................................        7,148
   8,404   Eastman Kodak Co......................................................      366,582
   3,546   Electronic Arts Inc.*.................................................      162,451
   4,889   Hasbro, Inc...........................................................       58,081
     537   Infogrames, Inc.*.....................................................        4,615
   1,960   International Game Technology*........................................       93,825
   1,235   JAKKS Pacific, Inc.*..................................................       14,743
   3,210   K2 Inc.*..............................................................       26,643
     779   Marvel Enterprises, Inc.*.............................................        1,831
  11,637   Mattel, Inc...........................................................      172,926
     840   Meade Instruments Corp.*..............................................        5,985
     906   Midway Games, Inc.*...................................................        6,396
   1,174   Monaco Coach Corp.*...................................................       24,220
     243   National R.V. Holdings, Inc...........................................        3,295
     652   Polaris Industries Inc................................................       30,025
     446   Steinway Musical Instruments Inc.*....................................        7,591
   1,052   Sturm, Ruger & Co., Inc...............................................       10,520
     859   Take-Two Interactive Software, Inc.*..................................       10,469
   3,135   Teraforce Technology Corp.*...........................................        2,939
     356   Thor Industries, Inc..................................................        8,900
     399   THQ, Inc.*............................................................       10,723
   1,114   Topps Co., Inc. (The)*................................................       10,583
     396   Winnebago Industries, Inc.............................................        7,251
     813   WMS Industries, Inc.*.................................................       16,268
                                                                                   -----------
                                                                                     1,216,701
                                                                                   -----------
           REGIONAL BANKS (1.5%)
   1,191   1st Source Corp.......................................................       23,671
     802   Alabama National BanCorporation.......................................       23,258
     611   Amcore Financial, Inc.................................................       12,105
  10,282   AmSouth Bancorporation................................................      178,187
     583   Area Bancshares Corp..................................................        9,875
   1,859   Associated Banc-Corp..................................................       63,206
     296   BancFirst Corp........................................................       11,692
     447   BancFirst Ohio Corp...................................................        8,270

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,521   BancorpSouth, Inc.....................................................  $    20,686
   1,840   BancWest Corp.........................................................       49,606
     425   Bank of Granite Corp..................................................        8,872
   3,957   Banknorth Group, Inc..................................................       78,398
   1,287   BOK Financial Corp.*..................................................       28,555
     392   Capital City Bank Group, Inc..........................................        9,457
     264   Cathay Bancorp, Inc...................................................       16,847
   1,016   Centennial Bancorp*...................................................        8,703
   1,066   Centura Banks, Inc....................................................       56,295
     406   Century South Banks, Inc..............................................       13,538
     618   Chemical Financial Corp...............................................       15,489
     743   Chittenden Corp.......................................................       21,592
   1,246   Citizens Banking Corp.................................................       31,773
   1,543   City Holding Co.......................................................        8,872
   1,248   City National Corp....................................................       45,702
   2,899   Colonial BancGroup, Inc. (The)........................................       36,180
     823   Commerce Bancorp, Inc.................................................       49,792
   1,726   Commerce Bancshares, Inc..............................................       70,658
     375   Community Bank System, Inc............................................       10,575
   1,309   Community First Bankshares, Inc.......................................       25,444
     481   Community Trust Bancorp, Inc..........................................        7,696
   3,242   Compass Bancshares, Inc...............................................       74,363
     362   Corus Bankshares, Inc.................................................       17,353
     418   CPB, Inc..............................................................       11,835
   1,407   Cullen/Frost Bankers, Inc.............................................       54,451
     491   CVB Financial Corp....................................................        7,685
     906   East West Bancorp, Inc................................................       21,008
     710   F & M Bancorp.........................................................       16,641
     676   F & M National Corp...................................................       26,344
     255   Farmers Capital Bank Corp.............................................        8,224
  12,692   Fifth Third Bancorp...................................................      752,001
     517   First Bancorp.........................................................       12,977
     482   First Busey Corp......................................................        9,723
   1,729   First Charter Corp....................................................       25,827
     303   First Citizens BancShares, Inc. (Class A).............................       26,361
   1,304   First Commonwealth Financial Corp.....................................       14,018
   1,263   First Financial Bancorp...............................................       21,471
     289   First Financial Bankshares, Inc.......................................        9,808
     269   First Financial Corp..................................................        8,440
     413   First Merchants Corp..................................................        9,499
   1,077   First Midwest Bancorp, Inc............................................       30,223
   1,181   First Republic Bank*..................................................       39,386
   3,539   First Tennessee National Corp.........................................      114,133
   1,302   First Virginia Banks, Inc.............................................       60,204
  26,067   Firstar Corp.*........................................................      615,181
   2,376   FirstMerit Corp.......................................................       59,994
   1,431   Flagstar Bancorp......................................................       31,124
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     384   FNB Corp..............................................................  $     8,304
     461   Frontier Financial Corp...............................................       10,632
   2,012   Fulton Financial Corp.................................................       45,019
     492   GBC Bancorp...........................................................       15,283
     480   German American Bancorp...............................................        6,000
     399   Gold Banc Corp., Inc..................................................        2,506
   1,064   Greater Bay Bancorp...................................................       39,302
   1,371   Hamilton Bancorp, Inc.*...............................................       11,139
     239   Hancock Holding Co....................................................        8,888
     289   Harleysville National Corp............................................       11,018
   4,202   Hibernia Corp. (Class A)..............................................       61,307
   1,455   Hudson United Bancorp.................................................       31,850
     723   Independent Bank Corp. - Mass.........................................       10,484
     279   Independent Bank Corp. - Mich.........................................        5,650
     394   Integra Bank Corp.....................................................        9,850
     585   International Bancshares Corp.........................................       19,890
   1,483   Irwin Financial Corp..................................................       33,831
   2,536   M&T Bank Corp.........................................................      173,209
   2,838   Marshall & Ilsley Corp................................................      154,075
   1,920   Mercantile Bankshares Corp............................................       76,440
     315   Mid-State Bancshares..................................................       10,434
     408   MidAmerica Bancorp....................................................       10,029
     538   Midwest Banc Holdings, Inc............................................        9,550
     323   Mississippi Valley Bancshares, Inc....................................       10,457
     203   National City Bancorporation..........................................        3,920
   5,545   National Commerce Bancorporation......................................      145,556
     454   National Penn Bancshares, Inc.........................................        8,740
   1,128   NBT Bancorp, Inc......................................................       19,176
   4,748   North Fork Bancorporation, Inc........................................      116,231
   6,055   Northern Trust Corp...................................................      466,235
   3,737   Old Kent Financial Corp...............................................      162,522
   1,646   Old National Bancorp..................................................       42,909
     294   Omega Financial Corp..................................................        7,571
     672   Pacific Capital Bancorp...............................................       19,740
   2,167   Pacific Century Financial Corp........................................       42,712
     279   Park National Corp....................................................       23,436
     377   Peoples Bancorp Inc...................................................        6,315
     627   Premier National Bancorp, Inc.........................................       13,029
     470   Promistar Financial Corp..............................................        9,048
   1,617   Provident Bankshares Corp.............................................       38,606
   1,310   Provident Financial Group, Inc........................................       39,791
   5,929   Regions Financial Corp................................................      176,388
   1,073   Republic Bancorp Inc..................................................       13,547
     995   Republic Bancshares, Inc.*............................................       13,122
   2,157   Riggs National Corp...................................................       35,051
     585   S & T Bancorp, Inc....................................................       13,674
   1,101   Sandy Spring Bancorp, Inc.............................................       28,557
   1,160   Santander BanCorp.....................................................       22,318

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     940   Seacoast Financial Services Corp......................................  $    11,750
     772   Second Bancorp, Inc...................................................       11,339
   1,320   Silicon Valley Bancshares*............................................       42,900
     308   Simmons First National Corp. (Class A)................................        7,392
   2,284   Sky Financial Group, Inc..............................................       39,114
   1,189   South Financial Group, Inc. (The).....................................       16,869
     777   Southwest Bancorp, Inc.*..............................................       33,265
     813   Sterling Bancshares, Inc..............................................       15,498
     367   Sterling Financial Corp...............................................        6,606
   1,071   Susquehanna Bancshares, Inc...........................................       18,073
   7,754   Synovus Financial Corp................................................      214,553
   2,174   TCF Financial Corp....................................................       85,982
     418   Texas Regional Bancshares, Inc. (Class A).............................       13,768
     448   Trust Co. Of New Jersey (The).........................................        6,384
   1,681   Trustco Bank Corp. of New York........................................       21,433
   1,798   Trustmark Corp........................................................       37,646
     986   UCBH Holdings, Inc....................................................       48,006
     545   UMB Financial Corp....................................................       20,097
   3,696   Union Planters Corp...................................................      141,779
   1,120   United Bankshares, Inc................................................       24,290
     487   United National Bancorp...............................................        9,618
     766   USB Holding Co., Inc..................................................        9,406
     690   USBANCORP, Inc........................................................        3,019
   1,978   Valley National Bancorp...............................................       57,777
     742   Washington Trust Bancorp, Inc.........................................       11,594
     376   WesBanco, Inc.........................................................        8,507
     783   West Coast Bancorp....................................................        8,075
     986   Westamerica Bancorporation............................................       39,009
     592   Whitney Holding Corp..................................................       21,312
     853   Wilmington Trust Corp.................................................       50,549
   2,371   Zions Bancorporation..................................................      132,480
                                                                                   -----------
                                                                                     6,434,689
                                                                                   -----------
           RESTAURANTS (0.5%)
     714   Applebee's International, Inc.........................................       23,294
     942   Bob Evans Farms, Inc..................................................       17,721
   2,629   Brinker International, Inc.*..........................................       68,249
   1,537   CBRL Group, Inc.......................................................       31,028
     720   CEC Entertainment, Inc.*..............................................       26,453
     842   Cheesecake Factory, Inc. (The)*.......................................       36,522
   1,343   CKE Restaurants, Inc..................................................        4,136
   2,423   Consolidated Products, Inc.*..........................................       18,148
   3,316   Darden Restaurants, Inc...............................................       71,659
   1,409   IHOP Corp.*...........................................................       33,112
   1,003   Jack in the Box Inc.*.................................................       28,084
     353   Krispy Kreme Doughnuts, Inc.*.........................................       22,901
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,175   Landry's Seafood Restaurants, Inc.....................................  $    12,514
   1,253   Lone Star Steakhouse & Saloon, Inc....................................       10,494
     737   Luby's Cafeterias, Inc................................................        4,459
  36,047   McDonald's Corp.......................................................    1,057,979
     855   NPC International, Inc.*..............................................        8,844
     668   O'Charley's, Inc.*....................................................       11,398
   2,095   Outback Steakhouse, Inc.*.............................................       48,499
     432   P.F. Chang's China Bistro, Inc.*......................................       16,578
     726   Papa John's International, Inc.*......................................       17,333
     630   RARE Hospitality International, Inc.*.................................       18,073
   1,670   Ruby Tuesday, Inc.....................................................       25,518
     977   Ryan's Family Steak Houses, Inc.*.....................................        9,037
     718   Sonic Corp.*..........................................................       16,559
   5,106   Starbucks Corp.*......................................................      254,981
   3,957   Tricon Global Restaurants, Inc.*......................................      142,531
   3,134   Wendy's International, Inc............................................       75,153
                                                                                   -----------
                                                                                     2,111,257
                                                                                   -----------
           SAVINGS BANKS (0.6%)
     470   Alliance Bancorp......................................................       11,691
     572   Anchor Bancorp Wisconsin, Inc.........................................        9,081
     317   Andover Bancorp, Inc..................................................       10,818
   1,372   Astoria Financial Corp................................................       71,601
     872   Bank United Corp. (Class A)...........................................       54,555
     576   Banner Corp...........................................................        9,522
   1,428   Bay View Capital Corp.................................................       10,981
     895   Brookline Bankcorp, Inc...............................................       11,635
   1,196   BSB Bancorp, Inc......................................................       19,734
   2,350   Capitol Federal Financial.............................................       37,453
     917   CFS Bancorp, Inc......................................................       10,144
   5,732   Charter One Financial, Inc............................................      161,872
   1,517   Commercial Federal Corp...............................................       33,283
     553   Commonwealth Bancorp, Inc.............................................        9,436
   2,983   Dime Bancorp, Inc.*...................................................       82,599
   2,983   Dime Bancorp, Inc. (Warrants).........................................          746
   1,474   Dime Community Bancshares.............................................       38,785
     738   Downey Financial Corp.................................................       33,653
   2,031   First Federal Capital Corp............................................       29,450
   1,701   First Financial Holdings, Inc.........................................       35,721
     409   First Indiana Corp....................................................        9,573
     912   First Niagara Financial Group, Inc....................................       10,431
   1,187   First Sentinel Bancorp, Inc...........................................       13,131
   1,811   Firstfed Financial Corp.*.............................................       56,413
   3,291   Golden State Bancorp Inc..............................................       88,857
   4,312   Golden West Financial Corp............................................      230,864
   2,826   GreenPoint Financial Corp.............................................       99,617
     760   Harbor Florida Bancshares, Inc........................................       11,068

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   3,135   Hudson City Bancorp, Inc..............................................  $    63,876
   1,913   Hudson River Bancorp, Inc.............................................       27,499
   1,785   Independence Community Bank Corp......................................       29,118
     477   MAF Bancorp, Inc......................................................       13,326
     634   Net.B@nk, Inc.*.......................................................        6,657
     831   New York Community Bancorp, Inc.......................................       31,630
   1,139   Northwest Bancorp, Inc................................................       11,034
     572   OceanFirst Financial Corp.............................................       12,906
   1,489   Ocwen Financial Corp.*................................................       11,168
     418   Oriental Financial Group, Inc.........................................        5,894
   1,350   Pacific Northwest Bancorp.............................................       19,575
   2,174   PBOC Holdings, Inc.*..................................................       21,061
   1,712   People's Bank.........................................................       44,138
   1,398   PFF Bancorp, Inc......................................................       30,756
   1,098   Republic Security Financial Corp......................................        9,059
     772   Richmond County Financial Corp........................................       19,638
   1,768   Roslyn Bancorp, Inc...................................................       43,095
   6,068   Sovereign Bancorp, Inc................................................       50,251
     448   St. Francis Capital Corp..............................................        7,420
     945   Staten Island Bancorp, Inc............................................       22,453
   2,753   United Community Financial Corp.......................................       18,411
     627   Virginia Capital Bancshares, Inc......................................       11,756
   1,786   W Holding Co., Inc....................................................       22,548
   1,405   Washington Federal, Inc...............................................       39,164
  14,708   Washington Mutual, Inc................................................      709,661
   1,650   Waypoint Financial Corp...............................................       18,356
   1,450   Webster Financial Corp................................................       41,053
     663   Westcorp..............................................................       10,767
     263   WSFS Financial Corp...................................................        3,452
                                                                                   -----------
                                                                                     2,558,436
                                                                                   -----------
           SEMICONDUCTORS (4.0%)
     653   Actel Corp.*..........................................................       17,631
   8,502   Advanced Micro Devices, Inc.*.........................................      209,149
   1,066   Alliance Semiconductor Corp.*.........................................       16,989
   1,146   Alpha Industries, Inc.*...............................................       34,380
  10,889   Altera Corp.*.........................................................      329,392
     780   ANADIGICS, Inc.*......................................................       14,430
   9,696   Analog Devices, Inc.*.................................................      606,970
   7,997   Applied Micro Circuits Corp.*.........................................      587,780
  12,583   Atmel Corp.*..........................................................      213,911
   6,060   Broadcom Corp. (Class A)*.............................................      666,221
   1,342   C-Cube Semiconductor Inc.*............................................       15,349
   2,105   Cirrus Logic, Inc.*...................................................       59,466
   6,218   Conexant Systems, Inc.*...............................................      112,313
   3,292   Cypress Semiconductor Corp.*..........................................       89,970
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,617   Dallas Semiconductor Corp.............................................  $    60,120
     579   Elantec Semiconductor, Inc.*..........................................       27,421
     977   ESS Technology, Inc.*.................................................        7,266
     976   Exar Corp.*...........................................................       34,465
   2,243   Fairchild Semiconductor Corp. (Class A)*..............................       41,271
     929   General Semiconductor, Inc.*..........................................       10,442
   1,955   GlobeSpan, Inc.*......................................................       70,013
     223   hi/fn, Inc.*..........................................................        6,676
   2,841   Integrated Device Technology, Inc.*...................................      138,987
     940   Integrated Silicon Solution, Inc.*....................................       19,975
 183,249   Intel Corp............................................................    6,780,213
   1,651   International Rectifier Corp.*........................................       89,088
   1,098   Intersil Holding Corp. (Class H)*.....................................       32,528
   2,699   Lattice Semiconductor Corp.*..........................................       70,005
   8,491   Linear Technology Corp................................................      531,749
   8,467   LSI Logic Corp.*......................................................      209,897
   7,715   Maxim Integrated Products, Inc.*......................................      471,097
   2,256   Micrel, Inc.*.........................................................      103,776
   3,778   Microchip Technology Inc.*............................................      113,576
  15,413   Micron Technology, Inc.*..............................................      705,453
     786   Microsemi Corp.*......................................................       35,665
   1,049   MIPS Technologies, Inc. (Class A)*....................................       35,469
   4,847   National Semiconductor Corp.*.........................................      139,109
   1,110   Netergy Networks, Inc.*...............................................        2,567
   1,332   Oak Technology, Inc.*.................................................       10,823
     448   Pericom Semiconductor Corp.*..........................................        9,828
     954   Pixelworks, Inc.*.....................................................       22,836
   1,448   QuickLogic Corporation*...............................................       11,675
   2,386   SDL, Inc.*............................................................      481,376
   1,752   Semtech Corp.*........................................................       50,589
   1,390   Silicon Image, Inc.*..................................................        9,904
   1,303   Silicon Labortories Inc.*.............................................       26,223
   2,385   Silicon Storage Technology, Inc.*.....................................       35,477
     783   Siliconix, Inc.*......................................................       24,175
   1,920   SONICblue, Inc.*......................................................       14,760
   1,229   Standard Microsystems Corp.*..........................................       22,660
     619   Supertex, Inc.*.......................................................       11,490
  47,177   Texas Instruments, Inc................................................    2,066,353
   3,487   Transmeta Corp.*......................................................      100,469
   2,230   TranSwitch Corp.*.....................................................      109,828
   2,132   TriQuint Semiconductor, Inc.*.........................................       75,153
   4,902   Vitesse Semiconductor Corp.*..........................................      348,348
     472   Xicor, Inc.*..........................................................        2,626
   8,969   Xilinx, Inc.*.........................................................      484,326

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     331   Zoran Corp.*..........................................................  $     5,875
                                                                                   -----------
                                                                                    16,635,573
                                                                                   -----------
           SERVICES TO THE HEALTH INDUSTRY (0.3%)
     462   Accredo Health, Inc.*.................................................       22,118
     685   Advance PCS*..........................................................       26,801
     894   Albany Molecular Research, Inc.*......................................       42,689
     458   Allscripts Healthcare Solutions, Inc.*................................        3,435
     908   Cerner Corp.*.........................................................       43,868
   1,564   Covance, Inc.*........................................................       21,505
     276   Cybear Group Inc.*....................................................          164
     540   Data Critical Corp.*..................................................        1,823
     581   DVI, Inc.*............................................................        9,982
     380   eBenX, Inc.*..........................................................        2,470
   1,003   Eclipsys Corp.*.......................................................       24,574
   1,036   Express Scripts, Inc. (Class A)*......................................       96,154
     940   First Consulting Group, Inc.*.........................................        8,930
  10,526   Healthsouth Corp.*....................................................      157,364
     768   IDX Systems Corp.*....................................................       18,816
     423   IMPATH Inc.*..........................................................       19,194
   8,070   IMS Health Inc........................................................      203,525
     486   InterDent, Inc.*......................................................          547
     943   Laboratory Corp. of America Holdings*.................................      128,455
   1,104   MedicaLogic Inc.*.....................................................        3,657
     941   MedQuist Inc.*........................................................       20,467
     453   Morrison Management Specialists, Inc..................................       14,881
   2,516   Omnicare, Inc.........................................................       51,452
   1,074   PAREXEL International Corp.*..........................................       16,311
     937   Per-Se Technologies, Inc.*............................................        5,739
     684   Pharmaceutical Product Development, Inc.*.............................       28,215
     627   Pharmacopeia, Inc.*...................................................       17,478
     370   Professional Detailing, Inc.*.........................................       38,237
     582   QuadraMed Corp.*......................................................          728
   1,247   Quest Diagnostics Inc.*...............................................      129,065
   3,095   Quintiles Transnational Corp.*........................................       68,090
     340   Stericycle, Inc.*.....................................................       11,029
   1,558   Sunquest Information Systems, Inc.*...................................       18,307
     500   TriZetto Group, Inc. (The)*...........................................        7,250
   1,523   US Oncology, Inc.*....................................................       13,041
   1,607   Ventiv Health, Inc.*..................................................       25,109
   1,135   Verso Technologies, Inc...............................................        1,596
  10,126   WebMD Corp.*..........................................................       96,830
                                                                                   -----------
                                                                                     1,399,896
                                                                                   -----------
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
           SPECIALTY INSURANCE (0.2%)
   2,845   Ambac Financial Group, Inc............................................  $   158,495
     786   CNA Surety Corp.......................................................       10,760
     821   Enhance Financial Services Group Inc..................................       10,829
   1,839   Fidelity National Financial, Inc......................................       61,147
   1,710   First American Financial Corp.........................................       50,531
   1,101   FPIC Insurance Group, Inc.*...........................................       13,900
     453   LandAmerica Financial Group, Inc......................................       21,178
     200   Markel Corp.*.........................................................       32,950
   2,681   MBIA, Inc.............................................................      192,174
     430   Medical Assurance, Inc.*..............................................        7,117
   2,902   MGIC Investment Corp..................................................      166,836
   1,875   MIIX Group, Inc.......................................................       16,013
   1,610   PICO Holdings, Inc.*..................................................       19,521
   1,206   PMI Group, Inc........................................................       68,127
     569   Pre-Paid Legal Services, Inc.*........................................       11,460
     901   Professionals Group, Inc.*............................................       22,187
   1,010   Radian Group, Inc.....................................................       62,761
     308   SCPIE Holdings Inc....................................................        7,558
     588   Stewart Information Services Corp.*...................................       11,766
     551   Triad Guaranty, Inc.*.................................................       15,772
                                                                                   -----------
                                                                                       961,082
                                                                                   -----------
           SPECIALTY STORES (0.4%)
   9,857   AutoNation, Inc.*.....................................................       73,928
   3,479   AutoZone, Inc.*.......................................................       90,558
   1,751   Barnes & Noble, Inc.*.................................................       45,001
   7,715   Bed Bath & Beyond Inc.*...............................................      204,930
   1,729   Bombay Co., Inc. (The)*...............................................        4,046
   2,139   Borders Group, Inc.*..................................................       30,160
   2,116   Central Garden & Pet Co.*.............................................       17,722
     565   Cost Plus, Inc.*......................................................       14,090
     926   CPI Corp..............................................................       18,103
   2,073   CSK Auto Corp.*.......................................................       12,438
     592   Discount Auto Parts, Inc.*............................................        4,233
     495   Group 1 Automotive, Inc.*.............................................        5,272
     977   Guitar Center, Inc.*..................................................       15,144
   2,085   Haverty Furniture Companies, Inc......................................       27,626
     752   Jo-Ann Stores, Inc. (Class A)*........................................        4,211
   1,067   Linens 'N Things, Inc.*...............................................       38,156
     990   Michaels Stores, Inc.*................................................       39,724
     427   Midas, Inc.*..........................................................        6,285
   1,370   O'Reilly Automotive, Inc.*............................................       30,825
   8,394   Office Depot, Inc.*...................................................       84,108
   2,704   Officemax, Inc.*......................................................       10,032
   3,063   Pep Boys-Manny Moe & Jack.............................................       14,702

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   2,798   PETsMART, Inc.*.......................................................  $    11,017
   2,614   Pier 1 Imports, Inc...................................................       29,042
   1,112   Regis Corp............................................................       15,638
     674   Rent-A-Center, Inc.*..................................................       25,064
     278   Sharper Image Corp.*..................................................        4,448
     800   Sonic Automotive, Inc.*...............................................        5,400
  12,394   Staples, Inc.*........................................................      205,276
     934   Sunglass Hut International, Inc.*.....................................        6,888
   3,963   Tiffany & Co..........................................................      148,533
   5,569   Toys 'R' Us, Inc.*....................................................      147,022
     838   Tuesday Morning Corp.*................................................        6,495
     752   United Auto Group, Inc.*..............................................        7,956
     492   Whitehall Jewellers, Inc.*............................................        4,108
   1,479   Williams-Sonoma, Inc.*................................................       39,637
     943   Zale Corp.*...........................................................       35,174
     500   Zany Brainy, Inc......................................................          438
                                                                                   -----------
                                                                                     1,483,430
                                                                                   -----------
           SPECIALTY TELECOMMUNICATIONS (0.9%)
     898   Adelphia Business Solutions, Inc.*....................................        7,577
   2,971   Allegiance Telecom, Inc.*.............................................       98,786
   1,430   Allied Riser Communications Corporation*..............................        5,631
   4,596   American Tower Corp. (Class A)*.......................................      166,375
   3,836   CenturyTel, Inc.......................................................      120,374
   7,086   Citizens Communications Co.*..........................................       98,991
     850   Clarent Corp.*........................................................       14,238
     579   Commonwealth Telephone Enterprises, Inc.*.............................       21,387
   2,623   Convergent Communications, Inc.*......................................        5,000
   4,150   Covad Communications Group, Inc.*.....................................       17,897
   5,411   Crown Castle International Corp.*.....................................      151,170
     438   CT Communications, Inc................................................        7,884
     823   CTC Communication Group, Inc.*........................................       11,573
   1,157   Cypress Communications, Inc.*.........................................        1,627
     295   Deltathree.Com Inc.*..................................................          774
   1,473   DSL.net, Inc.*........................................................        2,946
   1,259   e. spire Communications, Inc.*........................................        2,243
   1,598   Focal Communications Corp.*...........................................       27,865
   1,880   General Communication, Inc. (Class A)*................................       13,865
   5,151   Global Telesystems Group, Inc.*.......................................        7,108
     447   GRIC Communications, Inc.*............................................        1,173
     320   Hickory Tech Corp.....................................................        5,680
     770   iBasis, Inc.*.........................................................        6,954
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     723   IDT Corp.*............................................................  $    16,844
     869   Illuminet Holdings, Inc.*.............................................       22,920
   1,379   Intermedia Communications Inc.*.......................................       22,754
   1,643   ITC DeltaCom, Inc.*...................................................       14,479
     765   LCC International, Inc. (Class A)*....................................        9,754
     473   Lightbridge, Inc.*....................................................        6,445
  15,862   McLeodUSA, Inc. (Class A)*............................................      296,421
   1,410   Mpower Communications, Inc.*..........................................       12,338
     446   Net2Phone, Inc.*......................................................        6,049
   1,139   Network Access Solutions Corp.*.......................................        2,100
   1,611   Network Plus Corp.*...................................................       16,613
     336   North Pittsburgh Systems, Inc.........................................        3,759
   3,365   NorthPoint Communications Group, Inc.*................................        4,732
     500   PanAmSat Corp.*.......................................................       18,375
   1,266   Pinnacle Holdings, Inc.*..............................................       15,509
   1,551   PTEK Holdings, Inc.*..................................................        3,199
  45,330   Qwest Communications International, Inc.*.............................    1,909,300
   2,059   Rhythms NetConnections Inc.*..........................................        3,989
   1,551   STAR Telecommunications, Inc.*........................................        1,018
     872   Startec Global Communications Corp.*..................................        3,488
   1,543   TALK.com, Inc.*.......................................................        3,279
   1,619   Telephone & Data Systems, Inc.........................................      170,805
     999   Teligent, Inc. (Class A)*.............................................        2,810
     907   Time Warner Telecom Inc. (Class A)*...................................       68,989
     376   U.S. LEC Corp. (Class A)*.............................................        2,914
   1,311   Viatel, Inc.*.........................................................        3,851
   1,756   West Corp.*...........................................................       46,424
   1,788   Williams Communications Group, Inc.*..................................       32,202
   2,399   WinStar Communications, Inc.*.........................................       44,831
   7,265   XO Communications, Inc. (Class A)*....................................      178,901
     550   Z-Tel Technologies, Inc.*.............................................        2,956
     984   ZapMe! Corp.*.........................................................          923
                                                                                   -----------
                                                                                     3,746,089
                                                                                   -----------
           STEEL (0.1%)
   2,909   AK Steel Holding Corp.................................................       27,228
   2,219   Allegheny Technologies Inc............................................       37,390
   3,129   Bethlehem Steel Corp.*................................................        7,510
     688   Birmingham Steel Corp.................................................        1,204
     600   Carpenter Technology Corp.............................................       16,542
     288   Cleveland-Cliffs, Inc.................................................        4,694
     624   Lone Star Technologies, Inc.*.........................................       23,462

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   7,354   LTV Corp. (The).......................................................  $     1,195
   1,331   National Steel Corp. (Class B)*.......................................        3,141
     864   NS Group, Inc.*.......................................................        9,331
   2,215   Nucor Corp............................................................       91,701
     874   Oregon Steel Mills, Inc...............................................        2,080
   1,110   Quanex Corp...........................................................       20,924
     759   Reliance Steel & Aluminum Co..........................................       20,948
     445   Ryerson Tull, Inc.....................................................        4,285
   1,144   Steel Dynamics, Inc.*.................................................       12,513
   2,317   USX-U.S. Steel Group..................................................       36,238
   3,182   Weirton Steel Corp.*..................................................        3,564
   2,248   Worthington Industries, Inc...........................................       21,581
                                                                                   -----------
                                                                                       345,531
                                                                                   -----------
           TELECOMMUNICATION EQUIPMENT (2.6%)
   1,338   Accelerated Networks, Inc.*...........................................        4,181
     626   Active Voice Corp.*...................................................       12,051
     981   Adaptive Broadband Corp.*.............................................        3,863
  21,069   ADC Telecommunications, Inc.*.........................................      306,817
   1,035   Adtran, Inc.*.........................................................       29,109
   2,126   Advanced Fibre Communications, Inc.*..................................       52,751
     561   Airnet Communications Corp.*..........................................        4,383
     977   Allen Telecom Inc.*...................................................       19,286
   2,167   Andrew Corp.*.........................................................       42,934
     986   Antec Corp.*..........................................................       13,742
     572   Audiovox Corp. (Class A)*.............................................        7,579
   1,752   Avanex Corp.*.........................................................      113,223
     765   AVT Corp.*............................................................        4,925
     491   Brooktrout, Inc.*.....................................................        4,941
     909   C-COR.net Corp.*......................................................       10,738
     653   Carrier Access Corp.*.................................................        5,632
     583   Catapult Communications Corp.*........................................       17,490
     446   Celeritec, Inc.*......................................................        7,610
     842   Centillium Communications, Inc.*......................................       40,890
   7,753   CIENA Corp.*..........................................................      698,255
     684   Com21, Inc.*..........................................................        3,890
   1,331   CommScope, Inc.*......................................................       26,966
   4,258   Comverse Technology, Inc.*............................................      482,485
   1,356   Copper Mountain Networks, Inc.*.......................................       10,424
  24,072   Corning Inc...........................................................    1,365,123
   9,340   Corvis Corp.*.........................................................      201,978
     303   Davox Corp.*..........................................................        3,466
   1,049   DDi Corp.*............................................................       31,929
     792   Digital Lightwave, Inc.*..............................................       34,799
     738   Ditech Communications Corp.*..........................................        8,948
   2,003   DMC Stratex Networks, Inc.*...........................................       33,926
   2,838   eLOT, Inc.*...........................................................        1,508
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,639   General DataComm Industries, Inc.*....................................  $       983
   3,069   Glenayre Technologies, Inc.*..........................................       14,002
     612   Globecomm Systems Inc.*...............................................        6,503
   1,496   Harmonic, Inc.*.......................................................       17,578
   1,898   Harris Corp...........................................................       57,320
   2,022   InteliData Technologies Corp.*........................................       11,121
     654   Inter-Tel, Inc.*......................................................        7,439
   1,749   InterDigital Communications Corp.*....................................       22,737
     603   Interspeed, Inc.*.....................................................           90
     864   InterVoice-Brite, Inc.*...............................................       10,044
     356   Latitude Communications, Inc.*........................................        1,680
  91,147   Lucent Technologies Inc.*.............................................    1,695,334
     451   MCK Communications, Inc.*.............................................        3,101
     966   Metawave Communications Corp.*........................................       11,592
     802   Metricom, Inc.*.......................................................        9,574
   1,047   Microtune, Inc........................................................       14,527
  59,517   Motorola, Inc.........................................................    1,357,583
     866   Natural Microsystems Corp.*...........................................       10,176
     411   NEON Communications, Inc.*............................................        6,704
   1,348   Netro Corp.*..........................................................       11,121
   1,529   New Focus, Inc.*......................................................       92,027
   2,206   Next Level Communications, Inc.*......................................       28,678
   3,381   ONI Systems Corp.*....................................................      187,646
   4,202   Oplink Communications, Inc.*..........................................       83,777
   1,515   Optical Cable Corp.*..................................................       18,748
   1,817   P-COM, Inc.*..........................................................        7,893
     777   Paradyne Networks, Inc.*..............................................        2,428
   2,350   PictureTel Corp.*.....................................................        8,298
   1,335   Plantronics, Inc.*....................................................       72,758
   1,900   Polycom, Inc.*........................................................       53,556
   1,680   Powerwave Technologies, Inc.*.........................................       65,205
  20,335   QUALCOMM Inc.*........................................................    1,709,411
   4,428   RF Micro Devices, Inc.*...............................................       95,756
     896   Science Dynamics Corp.*...............................................        1,456
   4,347   Scientific-Atlanta, Inc...............................................      260,820
   1,005   Somera Communications, Inc.*..........................................        9,548
     402   Sonus Networks Inc.*..................................................       18,442
     280   Sorrento Networks Corp.*..............................................        7,560
   1,063   SpectraLink Corp.*....................................................       13,885
   7,445   Sycamore Networks, Inc.*..............................................      262,436
   1,602   Tekelec, Inc.*........................................................       44,856
     385   Telaxis Communications Corp.*.........................................          963
  11,194   Tellabs, Inc.*........................................................      725,511
     663   Telular Corp.*........................................................        7,169
   1,631   Terayon Communication Systems, Inc.*..................................       10,602

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
     363   Tollgrade Communications, Inc.*.......................................  $    13,476
     340   Turnstone Systems, Inc.*..............................................        2,295
     328   U.S. Wireless Corp.*..................................................        2,112
     376   ViaSat, Inc.*.........................................................        6,580
   1,535   Virata Corp.*.........................................................       25,232
     957   Vyyo Inc.*............................................................       11,723
   1,555   Westell Technologies, Inc. (Class A)*.................................        7,095
   1,080   World Access, Inc.*...................................................        3,915
                                                                                   -----------
                                                                                    10,736,908
                                                                                   -----------
           TELECOMMUNICATIONS (0.2%)
   5,887   BroadWing Inc.*.......................................................      165,307
  10,021   Level 3 Communications, Inc.*.........................................      407,729
  13,041   Metromedia Fiber Network, Inc. (Class A)*.............................      207,841
                                                                                   -----------
                                                                                       780,877
                                                                                   -----------
           TEXTILES (0.0%)
   2,149   Burlington Industries, Inc.*..........................................        3,997
   1,037   Guilford Mills, Inc...................................................        1,815
     724   Polymer Group, Inc....................................................        4,996
     419   Springs Industries, Inc. (Class A)....................................       14,824
   1,413   Unifi, Inc.*..........................................................        9,185
     786   Wellman, Inc.*........................................................       14,305
                                                                                   -----------
                                                                                        49,122
                                                                                   -----------
           TOBACCO (0.7%)
  61,467   Philip Morris Companies, Inc..........................................    2,704,548
   2,783   R. J. Nabisco Tobacco Holdings, Inc...................................      147,360
     706   Schweitzer-Mauduit International, Inc.................................       14,120
     739   Universal Corp........................................................       23,279
   4,484   UST, Inc..............................................................      114,342
     565   Vector Group Ltd......................................................       11,164
                                                                                   -----------
                                                                                     3,014,813
                                                                                   -----------
           TOOLS/HARDWARE (0.1%)
   2,276   Black & Decker Corp...................................................      101,851
     602   Briggs & Stratton Corp................................................       25,477
   2,180   Metromedia International Group, Inc.*.................................        7,630
   1,574   Snap-On, Inc..........................................................       46,433
   2,344   Stanley Works.........................................................       80,446
     254   Toro Co. (The)........................................................        9,512
                                                                                   -----------
                                                                                       271,349
                                                                                   -----------
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
           TRUCKING (0.1%)
     884   American Freightways Corp.*...........................................  $    26,299
     745   Arkansas Best Corp.*..................................................       15,319
     696   Arnold Industries, Inc................................................       14,268
   1,304   CNF Inc...............................................................       44,753
     525   Consolidated Freightways Corp.*.......................................        3,019
     291   Covenant Transport, Inc. (Class A)*...................................        4,547
     613   Forward Air Corp.*....................................................       24,520
     648   Heartland Express, Inc.*..............................................       16,362
     959   Hunt (J.B.) Tansport Services, Inc....................................       18,281
   1,259   Knight Transportation, Inc.*..........................................       30,688
     259   Landstar Systems, Inc.*...............................................       17,353
     372   M.S. Carriers, Inc.*..................................................       13,183
     450   Roadway Express, Inc..................................................       10,631
   1,686   Swift Transportation Co., Inc.*.......................................       35,617
   1,041   Transport Corporation of America, Inc.*...............................        5,270
     715   USFreightways Corp....................................................       26,455
   1,285   Werner Enterprises, Inc...............................................       24,495
     625   Yellow Corp.*.........................................................       14,766
                                                                                   -----------
                                                                                       345,826
                                                                                   -----------
           TRUCKS/CONSTRUCTION/FARM MACHINERY (0.3%)
   1,626   AGCO Corp.............................................................       19,496
     422   Astec Industries, Inc.*...............................................        6,014
   9,436   Caterpillar, Inc......................................................      417,260
     537   Columbus McKinnon Corp................................................        4,833
   1,115   Cummins Engine Co., Inc...............................................       41,835
   6,403   Deere & Co............................................................      274,817
     619   Gardner Denver Machinery Inc.*........................................       10,777
   2,591   Greenbrier Companies, Inc. (The)......................................       23,474
   1,056   JLG Industries, Inc...................................................       12,672
     533   Lindsay Manufacturing Co..............................................       12,568
     681   Manitowoc Co., Inc....................................................       20,396
     464   NACCO Industries, Inc. (Class A)......................................       25,627
   1,663   Navistar International Corp.*.........................................       46,182
     454   OshKosh Truck Corp....................................................       20,856
   2,053   PACCAR, Inc...........................................................      103,420
     727   Stewart & Stevenson Services, Inc.....................................       18,266
     656   Terex Corp.*..........................................................       11,900
     869   Titan International, Inc..............................................        3,997
   1,599   Wabash National Corp..................................................       18,229
                                                                                   -----------
                                                                                     1,092,619
                                                                                   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
           WATER UTILITIES (0.0%)
     300   American States Water Co..............................................  $     9,417
   2,627   American Water Works Co., Inc.........................................       69,116
   3,072   Azurix Corp.*.........................................................       25,405
     341   California Water Service Group........................................        8,082
     264   Connecticut Water Service, Inc........................................        8,052
   1,342   Philadelphia Suburban Corp............................................       28,450
     100   SJW Corp..............................................................        9,799
                                                                                   -----------
                                                                                       158,321
                                                                                   -----------
           WHOLESALE DISTRIBUTORS (0.1%)
     198   Actrade Financial Technologies, Ltd.*.................................        6,200
     616   Applied Industries Technologies, Inc..................................       10,842
   2,265   Aviation Sales Co.*...................................................       10,215
     775   Daisytek International Corp.*.........................................        6,200
     667   eMerge Interactive, Inc. (Class A)*...................................        3,314
   1,094   Fisher Scientific International, Inc.*................................       37,207
   4,753   Genuine Parts Co......................................................      120,536
   2,525   Grainger (W.W.), Inc..................................................       99,435
   2,094   Handleman Co.*........................................................       18,595
     438   Hughes Supply, Inc....................................................        7,626
     422   Lawson Products, Inc..................................................       11,289
   1,122   MSC Industrial Direct Co., Inc.*......................................       18,120
     632   School Specialty, Inc.*...............................................       13,904
     622   SCP Pool Corp.........................................................       20,876
     891   United Stationers, Inc................................................       22,386
   2,743   WESCO International, Inc.*............................................       26,059
                                                                                   -----------
                                                                                       432,804
                                                                                   -----------
           WIRELESS COMMUNICATIONS (0.7%)
     737   Advanced Radio Telecom Corp.*.........................................        1,750
     334   AirGate PCS, Inc.*....................................................       15,281
NUMBER OF
 SHARES                                                                              VALUE
----------------------------------------------------------------------------------------------
   1,649   Alamosa PCS Holdings, Inc.*...........................................  $    23,704
   2,046   Arch Wireless Inc.*...................................................        2,366
   2,535   Centennial Cellular Corp. (Class A)*..................................       50,858
   2,449   Dobson Communications Corp. (Class A)*................................       47,296
   2,931   Dollar Tree Stores, Inc.*.............................................       89,212
     713   Leap Wireless International, Inc.*....................................       30,035
   1,538   Metrocall, Inc.*......................................................        1,634
   1,224   Motient Corp.*........................................................        6,120
  20,780   Nextel Communications, Inc. (Class A)*................................      713,014
   4,500   Nextel Partners, Inc. (Class A)*......................................       93,375
     836   Powertel, Inc.*.......................................................       68,186
   1,437   Price Communications Corp.*...........................................       27,748
     217   Rural Cellular Corp. (Class A)*.......................................       10,864
   1,070   SBA Communications Corp.*.............................................       48,484
  25,335   Sprint Corp. (PCS Group)*.............................................      772,718
   4,516   Telecorp PCS, Inc.*...................................................      107,820
   1,408   Triton PCS Holdings, Inc. (Class A)*..................................       60,368
   2,327   United States Cellular Corp.*.........................................      155,095
   4,407   Voicestream Wireless Corp.*...........................................      546,193
     804   WebLink Wireless, Inc.*...............................................        1,457
   1,901   Western Wireless Corp. (Class A)*.....................................       87,565
                                                                                   -----------
                                                                                     2,961,143
                                                                                   -----------

           TOTAL COMMON STOCKS
           AND WARRANTS
           (COST $391,250,281)...................................................  405,486,276
                                                                                   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
-----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (3.1%)
           U.S. GOVERNMENT AGENCY
 $12,850   Student Loan Marketing Assoc. 5.58% due 02/01/01
             (COST $12,850,000)....................................................................  $ 12,850,000
                                                                                                     ------------

TOTAL INVESTMENTS
(COST $404,100,281) (b)...................................................................  100.0%    418,336,276

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (0.0)         (8,140)
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 418,328,136
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
** Some or all of these securities are segregated in connection with open futures contracts.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $66,296,510 and the aggregate gross unrealized depreciation is $52,060,515, resulting in net unrealized appreciation of $14,235,995.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2001:

                                UNDERLYING
                DESCRIPTION,       FACE       UNREALIZED
 NUMBER OF    DELIVERY MONTH,     AMOUNT     APPRECIATION/
 CONTRACTS        AND YEAR       AT VALUE    DEPRECIATION
----------------------------------------------------------
              Russell 2000
   4          Index March/2001  $ 1,021,700    $ 64,568
              S&P 500 Index
  34          March/2001         11,669,650     (70,822)
                                               --------
              Net unrealized
              depreciation.................    $ (6,254)
                                               ========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2001 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $404,100,281).......................................  $418,336,276
Cash..........................................................................................        59,161
Receivable for:
    Shares of beneficial interest sold........................................................       809,344
    Dividends.................................................................................       272,688
Prepaid expenses and other assets.............................................................        64,367
                                                                                                ------------
     TOTAL ASSETS.............................................................................   419,541,836
                                                                                                ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................       564,020
    Plan of distribution fee..................................................................       348,321
    Investment management fee.................................................................       113,639
Accrued expenses and other payables...........................................................       187,720
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     1,213,700
                                                                                                ------------
     NET ASSETS...............................................................................  $418,328,136
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $405,142,975
Net unrealized appreciation...................................................................    14,229,741
Net investment loss...........................................................................      (309,003)
Accumulated net realized loss.................................................................      (735,577)
                                                                                                ------------
     NET ASSETS...............................................................................  $418,328,136
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................   $19,937,363
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     1,833,610
     NET ASSET VALUE PER SHARE................................................................        $10.87
                                                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................        $11.47
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $348,362,471
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    32,367,802
     NET ASSET VALUE PER SHARE................................................................        $10.76
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................   $42,188,567
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     3,919,933
     NET ASSET VALUE PER SHARE................................................................        $10.76
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................    $7,839,735
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       718,520
     NET ASSET VALUE PER SHARE................................................................        $10.91
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $254 foreign withholding tax)...............................................  $  2,322,984
Interest......................................................................................       485,027
                                                                                                ------------

     TOTAL INCOME.............................................................................     2,808,011
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        29,205
Plan of distribution fee (Class B shares).....................................................     1,794,005
Plan of distribution fee (Class C shares).....................................................       217,703
Investment management fee.....................................................................       860,881
Transfer agent fees and expenses..............................................................       232,243
Shareholder reports and notices...............................................................        57,163
Registration fees.............................................................................        42,796
Custodian fees................................................................................        37,239
Professional fees.............................................................................        29,902
Offering costs................................................................................        25,150
Trustees' fees and expenses...................................................................         4,740
Other.........................................................................................         5,550
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     3,336,577

Less: amounts waived/reimbursed...............................................................      (219,563)
                                                                                                ------------

     NET EXPENSES.............................................................................     3,117,014
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................      (309,003)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments...............................................................................       877,507
    Futures contracts.........................................................................    (1,718,804)
                                                                                                ------------

     NET LOSS.................................................................................      (841,297)
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................   (20,850,674)
    Futures contracts.........................................................................       514,608
                                                                                                ------------

     NET DEPRECIATION.........................................................................   (20,336,066)
                                                                                                ------------

     NET LOSS.................................................................................   (21,177,363)
                                                                                                ------------

NET DECREASE..................................................................................  $(21,486,366)
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         FOR THE PERIOD
                                                                     FOR THE SIX       SEPTEMBER 28, 1999*
                                                                     MONTHS ENDED            THROUGH
                                                                   JANUARY 31, 2001       JULY 31, 2000
------------------------------------------------------------------------------------------------------------
                                                                     (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss..............................................    $   (309,003)        $   (414,623)
Net realized gain (loss).........................................        (841,297)             724,571
Net change in unrealized appreciation/depreciation...............     (20,336,066)          34,565,807
                                                                     ------------         ------------

     NET INCREASE (DECREASE).....................................     (21,486,366)          34,875,755
                                                                     ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares...................................................        --                    (29,372)
Class B shares...................................................        --                   (509,664)
Class C shares...................................................        --                    (58,809)
Class D shares...................................................        --                       (263)
                                                                     ------------         ------------

     TOTAL DISTRIBUTIONS.........................................        --                   (598,108)
                                                                     ------------         ------------
Net increase from transactions in shares of beneficial
  interest.......................................................      12,491,196          392,945,659
                                                                     ------------         ------------

     NET INCREASE (DECREASE).....................................      (8,995,170)         427,223,306

NET ASSETS:
Beginning of period..............................................     427,323,306              100,000
                                                                     ------------         ------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $309,003 AND $0,
    RESPECTIVELY)................................................    $418,328,136         $427,323,306
                                                                     ============         ============

---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2001 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Total Market Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Wilshire 5000 Equity Index. The Fund seeks to achieve its objective by investing at least 80% of its total assets in stocks included in the Index. The Fund was organized as a Massachusetts business trust on March 11, 1999 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

G. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $159,000, which have been reimbursed by the Fund for the full amount thereof. Such expenses were deferred and fully amortized as of September 27, 2000.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to assume all operating expenses (except for Plan of Distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $16,255,450 at January 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $202, $474,993 and $13,866, respectively and received $34,219 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2001 aggregated $23,816,935 and $9,335,207, respectively. Included in the aforementioned are purchases of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager and Distributor, of $1,591,106.

Morgan Stanley Dean Witter Trust FSB, an affiliate of Investment Manager and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $415,000 during fiscal 2000.

As of July 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses and the mark-to-market of open futures contracts.

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2001 (UNAUDITED) CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                     FOR THE PERIOD
                                                                           FOR THE SIX             SEPTEMBER 28, 1999*
                                                                          MONTHS ENDED                   THROUGH
                                                                        JANUARY 31, 2001              JULY 31, 2000
                                                                   ---------------------------  -------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  ------------
CLASS A
Sold.............................................................     486,669   $   5,475,927    2,368,002   $ 24,946,767
Reinvestment of distributions....................................      --             --             2,489         28,154
Redeemed.........................................................    (664,460)     (7,272,195)    (361,590)    (4,072,114)
                                                                   ----------   -------------   ----------   ------------
Net increase (decrease) - Class A................................    (177,791)     (1,796,268)   2,008,901     20,902,807
                                                                   ----------   -------------   ----------   ------------

CLASS B
Sold.............................................................   3,670,546      40,630,094   35,671,094    375,048,235
Reinvestment of distributions....................................      --             --            42,470        479,435
Redeemed.........................................................  (2,857,331)    (31,223,681)  (4,161,477)   (47,539,647)
                                                                   ----------   -------------   ----------   ------------
Net increase - Class B...........................................     813,215       9,406,413   31,552,087    327,988,023
                                                                   ----------   -------------   ----------   ------------

CLASS C
Sold.............................................................     460,253       5,111,703    4,550,160     48,134,021
Reinvestment of distributions....................................      --             --             4,961         55,999
Redeemed.........................................................    (421,812)     (4,662,196)    (676,129)    (7,681,286)
                                                                   ----------   -------------   ----------   ------------
Net increase - Class C...........................................      38,441         449,507    3,878,992     40,508,734
                                                                   ----------   -------------   ----------   ------------

CLASS D
Sold.............................................................     418,965       4,626,729      315,545      3,545,971
Reinvestment of distributions....................................      --             --                11            124
Redeemed.........................................................     (18,501)       (195,185)      --            --
                                                                   ----------   -------------   ----------   ------------
Net increase - Class D...........................................     400,464       4,431,544      315,556      3,546,095
                                                                   ----------   -------------   ----------   ------------
Net increase in Fund.............................................   1,074,329   $  12,491,196   37,755,536   $392,945,659
                                                                   ==========   =============   ==========   ============

---------------------

 *   Commencement of operations.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2001, the Fund had open futures contracts.

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                               FOR THE PERIOD
                                                                          FOR THE SIX        SEPTEMBER 28, 1999*
                                                                          MONTHS ENDED             THROUGH
                                                                        JANUARY 31, 2001        JULY 31, 2000
----------------------------------------------------------------------------------------------------------------
                                                                        (UNAUDITED)

CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 11.38                $ 10.00
                                                                            -------                -------

Income (loss) from investment operations:
   Net investment income..............................................         0.03                   0.06
   Net realized and unrealized gain (loss)............................        (0.54)                  1.34
                                                                            -------                -------

Total income (loss) from investment operations........................        (0.51)                  1.40
                                                                            -------                -------

Less distributions from net realized gains............................      --                       (0.02)
                                                                            -------                -------

Net asset value, end of period........................................      $ 10.87                $ 11.38
                                                                            =======                =======

TOTAL RETURN+(1)......................................................        (4.48)%                13.99%

RATIOS TO AVERAGE NET ASSETS(2)(3)(4):
Expenses..............................................................         0.75 %                 0.75%

Net investment income.................................................         0.55 %                 0.58%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $19,937                $22,895

Portfolio turnover rate (1)...........................................            2 %                    2%

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.85% and 0.45%, respectively, for the six months ended January 31, 2001 and 0.90% and 0.43%, respectively, for the period ended July 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                               FOR THE PERIOD
                                                                          FOR THE SIX        SEPTEMBER 28, 1999*
                                                                          MONTHS ENDED             THROUGH
                                                                        JANUARY 31, 2001        JULY 31, 2000
----------------------------------------------------------------------------------------------------------------
                                                                        (UNAUDITED)

CLASS B SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $  11.31               $  10.00
                                                                            --------               --------

Income (loss) from investment operations:
   Net investment loss................................................         (0.01)                 (0.02)
   Net realized and unrealized gain (loss)............................         (0.54)                  1.35
                                                                            --------               --------

Total income (loss) from investment operations........................         (0.55)                  1.33
                                                                            --------               --------

Less distributions from net realized gains............................       --                       (0.02)
                                                                            --------               --------

Net asset value, end of period........................................      $  10.76               $  11.31
                                                                            ========               ========

TOTAL RETURN+(1)......................................................         (4.86)%                13.29 %

RATIOS TO AVERAGE NET ASSETS(2)(3)(4):
Expenses..............................................................          1.50 %                 1.50 %

Net investment loss...................................................         (0.20)%                (0.17)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $348,362               $356,899

Portfolio turnover rate (1)...........................................             2 %                    2 %

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income
     (loss) ratios would have been 1.60% and (0.30)% respectively, for the six months ended January 31, 2001 and 1.65% and (0.32)%, respectively, for the period ended July 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                               FOR THE PERIOD
                                                                          FOR THE SIX        SEPTEMBER 28, 1999*
                                                                          MONTHS ENDED             THROUGH
                                                                        JANUARY 31, 2001        JULY 31, 2000
----------------------------------------------------------------------------------------------------------------
                                                                        (UNAUDITED)

CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 11.31                $ 10.00
                                                                            -------                -------

Income (loss) from investment operations:
   Net investment loss................................................        (0.01)                 (0.02)
   Net realized and unrealized gain (loss)............................        (0.54)                  1.35
                                                                            -------                -------

Total income (loss) from investment operations........................        (0.55)                  1.33
                                                                            -------                -------

Less distributions from net realized gains............................      --                       (0.02)
                                                                            -------                -------

Net asset value, end of period........................................      $ 10.76                $ 11.31
                                                                            =======                =======

TOTAL RETURN+(1)......................................................        (4.86)%                13.29 %

RATIOS TO AVERAGE NET ASSETS(2)(3)(4):
Expenses..............................................................         1.50 %                 1.50 %

Net investment loss...................................................        (0.20)%                (0.17)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $42,189                $43,901

Portfolio turnover rate (1)...........................................            2 %                    2 %

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income
     (loss) ratios would have been 1.60% and (0.30)% respectively, for the six months ended January 31, 2001 and 1.65% and (0.32)%, respectively, for the period ended July 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                               FOR THE PERIOD
                                                                          FOR THE SIX        SEPTEMBER 28, 1999*
                                                                          MONTHS ENDED             THROUGH
                                                                        JANUARY 31, 2001        JULY 31, 2000
----------------------------------------------------------------------------------------------------------------
                                                                        (UNAUDITED)

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................       $11.41                 $10.00
                                                                             ------                 ------

Income (loss) from investment operations:
   Net investment income..............................................         0.04                   0.08
   Net realized and unrealized gain (loss)............................        (0.54)                  1.35
                                                                             ------                 ------

Total income (loss) from investment operations........................        (0.50)                  1.43
                                                                             ------                 ------

Less distributions from net realized gains............................      --                       (0.02)
                                                                             ------                 ------

Net asset value, end of period........................................       $10.91                 $11.41
                                                                             ======                 ======

TOTAL RETURN+(1)......................................................        (4.38)%                14.30%

RATIOS TO AVERAGE NET ASSETS(2)(3)(4):
Expenses..............................................................         0.50 %                 0.50%

Net investment income.................................................         0.80 %                 0.83%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $7,840                 $3,628

Portfolio turnover rate (1)...........................................            2 %                    2%

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 0.60% and 0.70% respectively, for the six months ended January 31, 2001 and 0.65% and 0.68%, respectively, for the period ended July 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       55

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Kevin Jung
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


==============================================================================

MORGAN STANLEY
DEAN WITTER
TOTAL MARKET
INDEX FUND

[ARTWORK]

SEMIANNUAL REPORT
JANUARY 31, 2001